American Balanced Fund®
Investment portfolio
March 31, 2025
unaudited

Common stocks 61.74% Information technology 13.75%	Shares	Value (000)
Broadcom, Inc.	45,853,902	$7,677,319
Microsoft Corp.	18,191,293	6,828,830
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	22,076,169	3,664,644
Taiwan Semiconductor Manufacturing Co., Ltd.	2,657,000	74,071
Apple, Inc.	14,751,014	3,276,643
NVIDIA Corp.	24,091,493	2,611,036
Micron Technology, Inc.	16,933,685	1,471,368
ASML Holding NV (ADR)	1,294,264	857,618
ASML Holding NV	419,984	277,902
SK hynix, Inc.	8,365,421	1,109,357
Intel Corp.	31,671,119	719,251
International Business Machines Corp.	2,859,169	710,961
KLA Corp.	946,999	643,770
Applied Materials, Inc.	3,594,386	521,617
Salesforce, Inc.	1,930,084	517,957
Oracle Corp.	1,912,475	267,383
Shopify, Inc., Class A, subordinate voting shares[1]	2,745,685	262,158
Adobe, Inc.[1]	545,564	209,240
TE Connectivity Public, Ltd. Co.	1,000,000	141,320
Accenture PLC, Class A	430,787	134,423
Texas Instruments, Inc.	648,358	116,510
Advanced Micro Devices, Inc.[1]	104,741	10,761
		32,104,139
Financials 8.87%
Mastercard, Inc., Class A	4,428,581	2,427,394
JPMorgan Chase & Co.	8,958,023	2,197,403
Visa, Inc., Class A	5,821,646	2,040,254
Aon PLC, Class A	3,112,470	1,242,156
Fiserv, Inc.[1]	5,220,297	1,152,798
Synchrony Financial[2]	20,737,712	1,097,854
Arthur J. Gallagher & Co.	3,061,441	1,056,932
Chubb, Ltd.	2,794,830	844,011
Discover Financial Services	4,023,837	686,869
Apollo Asset Management, Inc.	4,521,552	619,181
Blue Owl Capital, Inc., Class A	30,252,322	606,257
Bank of America Corp.	13,845,971	577,792
Progressive Corp.	2,006,191	567,772
Brookfield Corp., Class A	10,789,548	565,480
Blackstone, Inc.	3,980,183	556,350
Marsh & McLennan Cos., Inc.	2,022,645	493,586
PNC Financial Services Group, Inc.	2,201,341	386,930
HDFC Bank, Ltd.	16,751,459	356,805
Citigroup, Inc.	4,600,000	326,554
KKR & Co., Inc.	2,753,720	318,358
BlackRock, Inc.	318,394	301,354
American Balanced Fund — Page 1 of 83

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
S&P Global, Inc.	510,551	$259,411
East West Bancorp, Inc.	2,649,647	237,832
Brown & Brown, Inc.	1,847,165	229,787
American Express Co.	847,866	228,118
Morgan Stanley	1,843,572	215,090
Wells Fargo & Co.	2,909,400	208,866
Fifth Third Bancorp	4,737,000	185,690
Capital One Financial Corp.	1,000,000	179,300
Truist Financial Corp.	4,175,699	171,830
Goldman Sachs Group, Inc.	275,000	150,230
CME Group, Inc., Class A	543,000	144,052
Brookfield Asset Management, Ltd., Class A	1,377,250	66,728
		20,699,024
Health care 8.04%
UnitedHealth Group, Inc.	7,364,870	3,857,351
Vertex Pharmaceuticals, Inc.[1]	4,925,687	2,388,072
Eli Lilly and Co.	2,869,759	2,370,163
CVS Health Corp.	20,847,347	1,412,408
Amgen, Inc.	4,211,120	1,311,974
Abbott Laboratories	9,576,280	1,270,293
Gilead Sciences, Inc.	9,877,878	1,106,816
AbbVie, Inc.	4,743,671	993,894
Bristol-Myers Squibb Co.	11,006,468	671,284
Thermo Fisher Scientific, Inc.	1,334,686	664,140
AstraZeneca PLC	4,356,015	636,609
Molina Healthcare, Inc.[1]	1,159,729	382,003
Danaher Corp.	1,815,878	372,255
Cigna Group (The)	941,627	309,795
Elevance Health, Inc.	496,712	216,050
Illumina, Inc.[1]	1,825,670	144,849
Cooper Companies, Inc.[1]	1,634,000	137,828
EssilorLuxottica SA	425,000	122,266
Johnson & Johnson	716,797	118,874
Pfizer, Inc.	3,947,147	100,021
Medtronic PLC	975,000	87,613
Regeneron Pharmaceuticals, Inc.	105,342	66,811
Centene Corp.[1]	636,319	38,631
		18,780,000
Industrials 6.80%
TransDigm Group, Inc.[3]	1,465,424	2,027,106
General Electric Co.	5,961,787	1,193,252
RTX Corp.	7,960,408	1,054,436
Ingersoll-Rand, Inc.[3]	12,365,045	989,575
Boeing Co. (The)[1]	4,706,853	802,754
Carrier Global Corp.	11,104,310	704,013
Deere & Co.	1,367,726	641,942
United Rentals, Inc.	1,000,465	626,991
Rolls-Royce Holdings PLC	57,515,405	556,091
Northrop Grumman Corp.	1,064,594	545,083
Quanta Services, Inc.	2,125,416	540,238
GE Vernova, Inc.	1,695,563	517,621
L3Harris Technologies, Inc.	2,460,545	515,017
Union Pacific Corp.	1,904,230	449,855
American Balanced Fund — Page 2 of 83

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Paychex, Inc.	2,821,252	$435,263
AMETEK, Inc.	2,221,470	382,404
Caterpillar, Inc.	1,000,000	329,800
Equifax, Inc.	1,286,896	313,436
Republic Services, Inc.	1,290,572	312,525
Airbus SE, non-registered shares	1,691,941	298,328
Dayforce, Inc.[1]	4,951,419	288,816
United Airlines Holdings, Inc.[1]	3,552,442	245,296
Parker-Hannifin Corp.	376,160	228,649
CSX Corp.	7,209,374	212,172
Honeywell International, Inc.	950,000	201,162
Lennox International, Inc.	358,675	201,156
Norfolk Southern Corp.	792,952	187,811
United Parcel Service, Inc., Class B	1,404,000	154,426
Lockheed Martin Corp.	305,000	136,247
Southwest Airlines Co.	3,933,208	132,077
FTAI Aviation, Ltd.	1,169,619	129,863
FedEx Corp.	525,335	128,066
Johnson Controls International PLC	1,550,000	124,170
Waste Connections, Inc.	415,398	81,082
ABB, Ltd.	1,360,551	70,410
PACCAR, Inc.	565,375	55,051
Eaton Corp. PLC	186,259	50,631
		15,862,815
Communication services 6.04%
Alphabet, Inc., Class C	23,651,367	3,695,053
Alphabet, Inc., Class A	13,487,900	2,085,769
Meta Platforms, Inc., Class A	6,693,657	3,857,956
Charter Communications, Inc., Class A1	2,973,734	1,095,910
Comcast Corp., Class A	26,132,986	964,307
Netflix, Inc.[1]	941,324	877,813
AT&T, Inc.	19,306,799	545,996
T-Mobile US, Inc.	1,286,202	343,043
Walt Disney Co. (The)	3,000,000	296,100
Electronic Arts, Inc.	1,462,736	211,395
Take-Two Interactive Software, Inc.[1]	569,519	118,033
Deutsche Telekom AG	545,072	20,183
		14,111,558
Consumer staples 5.65%
Philip Morris International, Inc.	35,275,530	5,599,285
British American Tobacco PLC	32,427,460	1,336,892
British American Tobacco PLC (ADR)[3]	10,954,538	453,189
Constellation Brands, Inc., Class A	5,861,739	1,075,746
Keurig Dr Pepper, Inc.	29,073,821	994,906
Altria Group, Inc.	13,404,330	804,528
Nestlé SA	6,256,360	632,690
Hershey Co.	2,531,584	432,977
US Foods Holding Corp.[1]	6,301,439	412,492
Procter & Gamble Co.	1,496,864	255,096
Mondelez International, Inc., Class A	3,595,730	243,970
Dollar General Corp.	2,690,398	236,567
Church & Dwight Co., Inc.	1,525,759	167,971
Dollar Tree Stores, Inc.[1]	1,736,249	130,340
American Balanced Fund — Page 3 of 83

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Target Corp.	1,189,429	$124,129
General Mills, Inc.	1,922,252	114,931
Estée Lauder Companies, Inc. (The), Class A	1,295,141	85,479
Pernod Ricard SA	815,874	81,042
		13,182,230
Consumer discretionary 4.75%
Amazon.com, Inc.[1]	19,109,599	3,635,792
Home Depot, Inc.	3,637,190	1,332,994
Starbucks Corp.	12,990,197	1,274,208
Darden Restaurants, Inc.	4,488,137	932,455
NIKE, Inc., Class B	11,296,033	717,072
Booking Holdings, Inc.	115,161	530,536
Aramark[2]	14,370,578	496,072
TJX Companies, Inc. (The)	2,923,198	356,046
Norwegian Cruise Line Holdings, Ltd.[1]	18,329,096	347,520
Royal Caribbean Cruises, Ltd.	1,550,000	318,432
Restaurant Brands International, Inc.[3]	4,365,918	290,945
Tractor Supply Co.	5,000,000	275,500
D.R. Horton, Inc.	1,390,472	176,771
Compagnie Financière Richemont SA, Class A	886,941	154,883
Hilton Worldwide Holdings, Inc.	536,000	121,967
Vail Resorts, Inc.	686,801	109,902
Chipotle Mexican Grill, Inc.[1]	386,982	19,430
		11,090,525
Energy 2.96%
Chevron Corp.[3]	8,692,139	1,454,108
Canadian Natural Resources, Ltd. (CAD denominated)	39,371,106	1,211,461
EOG Resources, Inc.	7,677,127	984,515
Schlumberger NV	13,761,492	575,230
Cenovus Energy, Inc. (CAD denominated)	40,759,924	566,484
Exxon Mobil Corp.[3]	4,453,756	529,685
Baker Hughes Co., Class A	10,407,506	457,410
Halliburton Co.	15,787,886	400,539
Diamondback Energy, Inc.	1,500,000	239,820
Shell PLC (GBP denominated)	5,987,204	217,906
ConocoPhillips	1,604,453	168,500
EQT Corp.	1,116,046	59,630
TC Energy Corp. (CAD denominated)[3]	1,150,737	54,344
		6,919,632
Materials 2.23%
Wheaton Precious Metals Corp.[3]	14,733,244	1,143,742
Franco-Nevada Corp.	5,321,146	836,896
Linde PLC	1,523,084	709,209
Royal Gold, Inc.[2]	4,269,700	698,139
Air Products and Chemicals, Inc.	1,334,891	393,686
Albemarle Corp.[3]	4,194,200	302,066
Grupo México, SAB de CV, Series B	37,571,000	187,850
Freeport-McMoRan, Inc.	4,500,000	170,370
Glencore PLC	43,710,146	160,794
Corteva, Inc.	2,425,000	152,605
Rio Tinto PLC	2,000,000	119,565
Lundin Mining Corp.	14,656,184	118,753
American Balanced Fund — Page 4 of 83

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
ATI, Inc.[1]	2,270,000	$118,108
Dow, Inc.[3]	2,591,965	90,511
		5,202,294
Utilities 1.56%
Constellation Energy Corp.	5,328,264	1,074,338
CenterPoint Energy, Inc.	23,289,036	843,762
PG&E Corp.	29,012,683	498,438
Sempra	6,876,783	490,727
FirstEnergy Corp.	7,617,410	307,896
DTE Energy Co.	1,763,905	243,895
Atmos Energy Corp.	1,212,301	187,397
		3,646,453
Real estate 1.09%
Welltower, Inc. REIT	6,355,229	973,685
VICI Properties, Inc. REIT	15,599,355	508,851
Extra Space Storage, Inc. REIT	2,091,180	310,519
American Tower Corp. REIT	1,104,972	240,442
Simon Property Group, Inc. REIT	1,386,409	230,255
Alexandria Real Estate Equities, Inc. REIT	1,311,117	121,291
Crown Castle, Inc. REIT	802,672	83,663
Rexford Industrial Realty, Inc. REIT	2,069,500	81,021
		2,549,727
Total common stocks (cost: $83,181,140,000)		144,148,397
Preferred securities 0.05% Information technology 0.05%
MicroStrategy, Inc., Class A, 10.00% perpetual preferred shares[1]	1,345,700	125,150
Total preferred securities (cost: $114,384,000)		125,150
Convertible stocks 0.37% Industrials 0.21%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	8,202,832	490,776
Information technology 0.06%
Microchip Technology, Inc., Series A, 7.75% cumulative convertible preferred shares, depositary 3/15/2028[3]	2,916,000	146,762
Materials 0.06%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027[3]	3,824,692	136,350
Utilities 0.04%
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027[3]	1,895,300	84,796
Total convertible stocks (cost: $874,489,000)		858,684
American Balanced Fund — Page 5 of 83

unaudited
Bonds, notes & other debt instruments 31.48% Mortgage-backed obligations 12.49% Federal agency mortgage-backed obligations 10.30%	Principal amount (000)	Value (000)
Fannie Mae Pool #BE7150 3.50% 2/1/2032[4]	USD82	$81
Fannie Mae Pool #357399 5.50% 6/1/2033[4]	42	43
Fannie Mae Pool #AS0727 3.50% 10/1/2033[4]	54	53
Fannie Mae Pool #555880 5.50% 11/1/2033[4]	492	501
Fannie Mae Pool #555956 5.50% 12/1/2033[4]	441	449
Fannie Mae Pool #MA2138 3.50% 1/1/2035[4]	109	106
Fannie Mae Pool #FM2499 2.50% 2/1/2035[4]	40,094	37,517
Fannie Mae Pool #AA0914 5.00% 7/1/2035[4]	123	124
Fannie Mae Pool #745092 6.50% 7/1/2035[4]	450	470
Fannie Mae Pool #887695 6.00% 6/1/2036[4]	212	221
Fannie Mae Pool #888292 6.00% 3/1/2037[4]	1,314	1,370
Fannie Mae Pool #256860 6.50% 8/1/2037[4]	201	209
Fannie Mae Pool #888746 6.50% 10/1/2037[4]	351	363
Fannie Mae Pool #MA3280 3.50% 2/1/2038[4]	86	82
Fannie Mae Pool #889658 6.50% 6/1/2038[4]	451	468
Fannie Mae Pool #MA3412 3.50% 7/1/2038[4]	214	204
Fannie Mae Pool #MA3539 4.50% 12/1/2038[4]	72	72
Fannie Mae Pool #FM1441 3.50% 8/1/2039[4]	330	313
Fannie Mae Pool #AD0679 5.50% 10/1/2039[4]	13	13
Fannie Mae Pool #932752 5.00% 4/1/2040[4]	242	244
Fannie Mae Pool #AD8536 5.00% 8/1/2040[4]	841	849
Fannie Mae Pool #AE3049 4.50% 9/1/2040[4]	1,473	1,454
Fannie Mae Pool #AE2513 5.00% 9/1/2040[4]	598	603
Fannie Mae Pool #AE4689 5.00% 9/1/2040[4]	237	238
Fannie Mae Pool #AE0395 4.50% 10/1/2040[4]	1,880	1,856
Fannie Mae Pool #AE5471 4.50% 10/1/2040[4]	1,172	1,157
Fannie Mae Pool #AH3575 4.50% 1/1/2041[4]	2,028	2,001
Fannie Mae Pool #AH9420 5.00% 4/1/2041[4]	247	251
Fannie Mae Pool #AH9370 5.00% 4/1/2041[4]	243	245
Fannie Mae Pool #AI2503 4.00% 5/1/2041[4]	1,489	1,433
Fannie Mae Pool #AI0582 5.00% 5/1/2041[4]	205	207
Fannie Mae Pool #AH9938 5.00% 5/1/2041[4]	140	141
Fannie Mae Pool #AI1865 5.00% 5/1/2041[4]	16	16
Fannie Mae Pool #AI4289 5.00% 6/1/2041[4]	193	195
Fannie Mae Pool #AH5452 5.00% 6/1/2041[4]	108	109
Fannie Mae Pool #AI4296 5.00% 6/1/2041[4]	54	55
Fannie Mae Pool #AI4563 5.00% 6/1/2041[4]	4	4
Fannie Mae Pool #MA4387 2.00% 7/1/2041[4]	25,912	22,140
Fannie Mae Pool #AI5589 4.50% 7/1/2041[4]	28	28
Fannie Mae Pool #AI8121 5.00% 7/1/2041[4]	554	559
Fannie Mae Pool #AI7218 5.00% 7/1/2041[4]	276	278
Fannie Mae Pool #AI6576 5.00% 7/1/2041[4]	69	69
Fannie Mae Pool #MA0791 5.00% 7/1/2041[4]	66	67
Fannie Mae Pool #AI7058 5.00% 7/1/2041[4]	44	44
Fannie Mae Pool #AI3894 5.00% 8/1/2041[4]	224	223
Fannie Mae Pool #AI7159 5.00% 9/1/2041[4]	101	102
Fannie Mae Pool #AJ1422 5.00% 9/1/2041[4]	3	3
Fannie Mae Pool #FS0305 1.50% 1/1/2042[4]	98,353	81,116
Fannie Mae Pool #AQ9302 3.50% 1/1/2043[4]	424	395
Fannie Mae Pool #AT7696 3.50% 6/1/2043[4]	4,096	3,814
Fannie Mae Pool #AT7689 3.50% 6/1/2043[4]	1,655	1,544
Fannie Mae Pool #AT7680 3.50% 6/1/2043[4]	568	529
Fannie Mae Pool #AU8813 4.00% 11/1/2043[4]	198	190
Fannie Mae Pool #AU9348 4.00% 11/1/2043[4]	130	125
American Balanced Fund — Page 6 of 83

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AU9350 4.00% 11/1/2043[4]	USD122	$117
Fannie Mae Pool #AV1538 4.50% 11/1/2043[4]	3,362	3,293
Fannie Mae Pool #FM9416 3.50% 7/1/2045[4]	64,267	59,398
Fannie Mae Pool #AL8354 3.50% 10/1/2045[4]	4,497	4,171
Fannie Mae Pool #AL9499 3.50% 1/1/2046[4]	4,248	3,929
Fannie Mae Pool #AS6789 3.50% 3/1/2046[4]	4,374	4,031
Fannie Mae Pool #MA2608 3.00% 5/1/2046[4]	1,017	902
Fannie Mae Pool #AL8522 3.50% 5/1/2046[4]	7,438	6,868
Fannie Mae Pool #AS7168 3.50% 5/1/2046[4]	2,987	2,744
Fannie Mae Pool #BC7611 4.00% 5/1/2046[4]	324	306
Fannie Mae Pool #MA2771 3.00% 10/1/2046[4]	943	837
Fannie Mae Pool #BM5148 4.00% 10/1/2046[4]	44,550	42,341
Fannie Mae Pool #FM2795 3.00% 11/1/2046[4]	3,043	2,700
Fannie Mae Pool #AS8310 3.00% 11/1/2046[4]	2,403	2,156
Fannie Mae Pool #BD9665 4.00% 11/1/2046[4]	783	739
Fannie Mae Pool #BE3151 3.50% 1/1/2047[4]	908	834
Fannie Mae Pool #BE3162 3.50% 1/1/2047[4]	783	717
Fannie Mae Pool #CB3110 2.50% 3/1/2047[4]	915	775
Fannie Mae Pool #BE9242 4.50% 3/1/2047[4]	20	20
Fannie Mae Pool #FS3767 2.00% 4/1/2047[4]	2,058	1,671
Fannie Mae Pool #BM1179 3.00% 4/1/2047[4]	2,898	2,597
Fannie Mae Pool #BD7156 4.00% 4/1/2047[4]	37,034	35,130
Fannie Mae Pool #BM1653 4.00% 6/1/2047[4]	75,642	71,760
Fannie Mae Pool #BH7779 3.50% 8/1/2047[4]	24	22
Fannie Mae Pool #256893 7.00% 8/1/2047[4]	7	7
Fannie Mae Pool #BH4022 3.50% 9/1/2047[4]	13,121	11,992
Fannie Mae Pool #CA0453 4.00% 9/1/2047[4]	16,237	15,314
Fannie Mae Pool #BH6387 3.50% 10/1/2047[4]	343	313
Fannie Mae Pool #MA3149 4.00% 10/1/2047[4]	10,436	9,850
Fannie Mae Pool #CA0623 4.50% 10/1/2047[4]	2,277	2,224
Fannie Mae Pool #947661 6.50% 10/1/2047[4]	7	7
Fannie Mae Pool #256975 7.00% 10/1/2047[4]	36	36
Fannie Mae Pool #920015 7.00% 10/1/2047[4]	15	16
Fannie Mae Pool #CA0770 3.50% 11/1/2047[4]	3,805	3,476
Fannie Mae Pool #MA3183 4.00% 11/1/2047[4]	2,571	2,427
Fannie Mae Pool #BJ1515 4.00% 11/1/2047[4]	2,514	2,384
Fannie Mae Pool #257030 6.50% 11/1/2047[4]	42	43
Fannie Mae Pool #CA0854 3.50% 12/1/2047[4]	6,097	5,589
Fannie Mae Pool #BM4413 4.50% 12/1/2047[4]	5,274	5,140
Fannie Mae Pool #BM3332 3.50% 1/1/2048[4]	1,139	1,043
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[4]	222	209
Fannie Mae Pool #CA1015 4.00% 1/1/2048[4]	50	47
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[4]	82	80
Fannie Mae Pool #BK1198 4.00% 2/1/2048[4]	1,163	1,096
Fannie Mae Pool #MA3277 4.00% 2/1/2048[4]	38	36
Fannie Mae Pool #BK1135 4.50% 2/1/2048[4]	353	344
Fannie Mae Pool #BM3714 3.50% 3/1/2048[4]	4,337	3,972
Fannie Mae Pool #BJ6760 3.50% 3/1/2048[4]	3,216	2,946
Fannie Mae Pool #CA1532 3.50% 4/1/2048[4]	7,684	7,044
Fannie Mae Pool #CA1542 4.00% 4/1/2048[4]	119	112
Fannie Mae Pool #BJ9260 4.00% 4/1/2048[4]	13	13
Fannie Mae Pool #BM4033 3.50% 5/1/2048[4]	16,731	15,323
Fannie Mae Pool #BJ2751 4.50% 5/1/2048[4]	4,480	4,363
Fannie Mae Pool #BJ5829 4.50% 6/1/2048[4]	50	49
American Balanced Fund — Page 7 of 83

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0293 3.00% 7/1/2048[4]	USD53,285	$47,333
Fannie Mae Pool #BF0318 3.50% 8/1/2048[4]	22,460	20,516
Fannie Mae Pool #BM2007 4.00% 9/1/2048[4]	397	374
Fannie Mae Pool #FM1784 4.00% 9/1/2048[4]	161	152
Fannie Mae Pool #BF0323 3.00% 11/1/2048[4]	23,959	21,283
Fannie Mae Pool #BF0325 3.50% 11/1/2048[4]	30,111	27,505
Fannie Mae Pool #CA2642 4.50% 11/1/2048[4]	158	154
Fannie Mae Pool #CA3068 3.50% 2/1/2049[4]	4,685	4,286
Fannie Mae Pool #CA3184 4.00% 3/1/2049[4]	230	217
Fannie Mae Pool #FM3280 3.50% 5/1/2049[4]	16,561	15,324
Fannie Mae Pool #CA3503 4.00% 5/1/2049[4]	4	4
Fannie Mae Pool #CA3807 3.00% 7/1/2049[4]	4,046	3,585
Fannie Mae Pool #CA3806 3.00% 7/1/2049[4]	2,713	2,416
Fannie Mae Pool #CA3814 3.50% 7/1/2049[4]	736	676
Fannie Mae Pool #CA4079 3.50% 8/1/2049[4]	16,307	14,870
Fannie Mae Pool #BO1345 3.50% 8/1/2049[4]	26	23
Fannie Mae Pool #CA3976 4.00% 8/1/2049[4]	1,239	1,168
Fannie Mae Pool #FM1668 4.00% 8/1/2049[4]	134	126
Fannie Mae Pool #FM2318 3.50% 9/1/2049[4]	19,764	18,043
Fannie Mae Pool #CA4112 3.50% 9/1/2049[4]	818	750
Fannie Mae Pool #FM1913 4.00% 9/1/2049[4]	2,683	2,532
Fannie Mae Pool #CA4432 4.00% 10/1/2049[4]	144	136
Fannie Mae Pool #CA4533 3.00% 11/1/2049[4]	29,402	26,043
Fannie Mae Pool #CA4756 3.00% 12/1/2049[4]	15,538	13,724
Fannie Mae Pool #BO4808 3.00% 12/1/2049[4]	11,962	10,528
Fannie Mae Pool #CA4800 3.50% 12/1/2049[4]	44,075	40,409
Fannie Mae Pool #FM4883 2.50% 3/1/2050[4]	1,117	931
Fannie Mae Pool #BN7443 2.50% 3/1/2050[4]	782	658
Fannie Mae Pool #CA5659 2.50% 5/1/2050[4]	13,442	11,208
Fannie Mae Pool #BP5843 2.50% 5/1/2050[4]	75	63
Fannie Mae Pool #CA5968 2.50% 6/1/2050[4]	39,861	33,704
Fannie Mae Pool #BP5576 2.50% 6/1/2050[4]	3,546	2,956
Fannie Mae Pool #CA6087 3.00% 6/1/2050[4]	40,270	35,154
Fannie Mae Pool #BP8762 2.50% 7/1/2050[4]	3,004	2,505
Fannie Mae Pool #BP6439 2.50% 7/1/2050[4]	2,662	2,219
Fannie Mae Pool #CA6289 2.50% 7/1/2050[4]	509	426
Fannie Mae Pool #CA6349 3.00% 7/1/2050[4]	5,358	4,677
Fannie Mae Pool #CA6579 2.00% 8/1/2050[4]	40,691	32,850
Fannie Mae Pool #FS3745 2.00% 8/1/2050[4]	17,202	13,807
Fannie Mae Pool #CA6593 2.50% 8/1/2050[4]	34,463	29,163
Fannie Mae Pool #FP0058 2.50% 8/1/2050[4]	9,253	7,712
Fannie Mae Pool #CA6918 2.50% 8/1/2050[4]	8,606	7,175
Fannie Mae Pool #CA6603 2.50% 8/1/2050[4]	7,018	5,851
Fannie Mae Pool #MA4096 2.50% 8/1/2050[4]	2,491	2,094
Fannie Mae Pool #CA6727 2.50% 8/1/2050[4]	1,972	1,646
Fannie Mae Pool #FM4021 2.50% 8/1/2050[4]	731	609
Fannie Mae Pool #CA6740 3.00% 8/1/2050[4]	3,112	2,716
Fannie Mae Pool #MA4119 2.00% 9/1/2050[4]	82,810	66,339
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[4]	5,394	4,322
Fannie Mae Pool #BP6715 2.00% 9/1/2050[4]	48	38
Fannie Mae Pool #FP0015 2.50% 9/1/2050[4]	4,899	4,084
Fannie Mae Pool #CA7028 2.50% 9/1/2050[4]	1,948	1,650
Fannie Mae Pool #CA6996 2.50% 9/1/2050[4]	1,805	1,506
Fannie Mae Pool #BQ1607 2.50% 9/1/2050[4]	662	552
American Balanced Fund — Page 8 of 83

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM7195 2.50% 9/1/2050[4]	USD316	$264
Fannie Mae Pool #CA7048 3.00% 9/1/2050[4]	24,916	21,892
Fannie Mae Pool #CA7052 3.00% 9/1/2050[4]	1,737	1,526
Fannie Mae Pool #CA7325 2.00% 10/1/2050[4]	55,257	44,805
Fannie Mae Pool #FP0053 2.00% 10/1/2050[4]	49,208	39,501
Fannie Mae Pool #MA4158 2.00% 10/1/2050[4]	44,959	36,093
Fannie Mae Pool #FP0051 2.00% 10/1/2050[4]	30,752	24,795
Fannie Mae Pool #CA7529 2.50% 10/1/2050[4]	1,716	1,431
Fannie Mae Pool #FP0060 2.50% 10/1/2050[4]	1,591	1,326
Fannie Mae Pool #CA7278 2.50% 10/1/2050[4]	790	658
Fannie Mae Pool #CA7248 2.50% 10/1/2050[4]	198	166
Fannie Mae Pool #CA7381 3.00% 10/1/2050[4]	4,940	4,312
Fannie Mae Pool #CA7599 2.50% 11/1/2050[4]	32,395	27,438
Fannie Mae Pool #BQ9030 2.50% 11/1/2050[4]	10,855	9,122
Fannie Mae Pool #CA7737 2.50% 11/1/2050[4]	8,552	7,223
Fannie Mae Pool #FM5309 2.50% 11/1/2050[4]	5,612	4,678
Fannie Mae Pool #FP0074 2.50% 11/1/2050[4]	5,188	4,360
Fannie Mae Pool #BQ7564 2.50% 11/1/2050[4]	306	255
Fannie Mae Pool #BQ7514 2.50% 11/1/2050[4]	162	136
Fannie Mae Pool #CA7743 2.50% 11/1/2050[4]	114	95
Fannie Mae Pool #CA7606 3.00% 11/1/2050[4]	20,376	18,031
Fannie Mae Pool #MA4208 2.00% 12/1/2050[4]	52,007	41,743
Fannie Mae Pool #CA8108 2.00% 12/1/2050[4]	10,934	8,813
Fannie Mae Pool #CA8130 2.50% 12/1/2050[4]	24,159	20,330
Fannie Mae Pool #CA8044 2.50% 12/1/2050[4]	14,957	12,586
Fannie Mae Pool #FM5173 2.50% 12/1/2050[4]	1,804	1,527
Fannie Mae Pool #CA8046 3.00% 12/1/2050[4]	28,036	24,978
Fannie Mae Pool #CA8285 3.00% 12/1/2050[4]	8,888	7,874
Fannie Mae Pool #FM5166 3.00% 12/1/2050[4]	3,354	2,927
Fannie Mae Pool #FS9792 4.50% 12/1/2050[4]	1,471	1,433
Fannie Mae Pool #MA4237 2.00% 1/1/2051[4]	60,954	48,915
Fannie Mae Pool #CA8601 2.50% 1/1/2051[4]	43,694	36,693
Fannie Mae Pool #CA8862 2.50% 1/1/2051[4]	3,571	3,029
Fannie Mae Pool #BR0751 2.50% 1/1/2051[4]	1,042	868
Fannie Mae Pool #FM5944 2.50% 1/1/2051[4]	387	323
Fannie Mae Pool #CA8607 2.50% 1/1/2051[4]	273	229
Fannie Mae Pool #BR0757 2.50% 1/1/2051[4]	70	59
Fannie Mae Pool #FM5509 3.00% 1/1/2051[4]	74,242	65,255
Fannie Mae Pool #FM6293 3.00% 1/1/2051[4]	28,638	24,884
Fannie Mae Pool #CA8645 4.00% 1/1/2051[4]	21	20
Fannie Mae Pool #FM5940 2.00% 2/1/2051[4]	23,278	18,794
Fannie Mae Pool #CA8820 2.00% 2/1/2051[4]	22,479	18,108
Fannie Mae Pool #BR2666 2.00% 2/1/2051[4]	13,164	10,617
Fannie Mae Pool #FM6332 2.00% 2/1/2051[4]	425	338
Fannie Mae Pool #CA9291 2.50% 2/1/2051[4]	34,364	28,615
Fannie Mae Pool #CA8828 2.50% 2/1/2051[4]	21,431	18,160
Fannie Mae Pool #FS3207 2.50% 2/1/2051[4]	4,943	4,151
Fannie Mae Pool #FM5713 2.50% 2/1/2051[4]	1,998	1,679
Fannie Mae Pool #FM5778 2.50% 2/1/2051[4]	1,890	1,601
Fannie Mae Pool #FM6128 2.50% 2/1/2051[4]	997	832
Fannie Mae Pool #CA8962 2.50% 2/1/2051[4]	131	109
Fannie Mae Pool #FM7308 2.50% 2/1/2051[4]	119	100
Fannie Mae Pool #CA8870 3.00% 2/1/2051[4]	99,967	87,843
Fannie Mae Pool #CA8969 3.00% 2/1/2051[4]	1,106	970
American Balanced Fund — Page 9 of 83

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BR3319 2.00% 3/1/2051[4]	USD464	$369
Fannie Mae Pool #FM6764 2.50% 3/1/2051[4]	28,622	23,834
Fannie Mae Pool #MA4282 2.50% 3/1/2051[4]	4,086	3,422
Fannie Mae Pool #CA9390 2.50% 3/1/2051[4]	82	68
Fannie Mae Pool #BQ7729 2.50% 3/1/2051[4]	50	42
Fannie Mae Pool #CB0090 2.00% 4/1/2051[4]	185,089	147,840
Fannie Mae Pool #CB0290 2.00% 4/1/2051[4]	65,898	52,441
Fannie Mae Pool #MA4305 2.00% 4/1/2051[4]	1,504	1,205
Fannie Mae Pool #FM7093 2.50% 4/1/2051[4]	13,688	11,398
Fannie Mae Pool #MA4306 2.50% 4/1/2051[4]	11,617	9,738
Fannie Mae Pool #FM6965 2.50% 4/1/2051[4]	596	498
Fannie Mae Pool #FS0030 2.50% 4/1/2051[4]	495	413
Fannie Mae Pool #BN9135 2.50% 4/1/2051[4]	436	363
Fannie Mae Pool #FM7407 2.50% 4/1/2051[4]	406	338
Fannie Mae Pool #BR9082 2.50% 4/1/2051[4]	384	320
Fannie Mae Pool #BR7725 2.50% 4/1/2051[4]	33	27
Fannie Mae Pool #CB0191 3.00% 4/1/2051[4]	35,695	31,148
Fannie Mae Pool #CB0193 3.00% 4/1/2051[4]	4,405	3,854
Fannie Mae Pool #CB0496 2.00% 5/1/2051[4]	43,060	34,475
Fannie Mae Pool #MA4325 2.00% 5/1/2051[4]	35,800	28,639
Fannie Mae Pool #BR1035 2.00% 5/1/2051[4]	892	712
Fannie Mae Pool #CB0500 2.00% 5/1/2051[4]	454	361
Fannie Mae Pool #CB0457 2.50% 5/1/2051[4]	161,282	135,740
Fannie Mae Pool #CB0520 2.50% 5/1/2051[4]	17,793	14,816
Fannie Mae Pool #BR8793 2.50% 5/1/2051[4]	16,472	13,716
Fannie Mae Pool #FM7392 2.50% 5/1/2051[4]	7,765	6,481
Fannie Mae Pool #CB0396 2.50% 5/1/2051[4]	6,301	5,247
Fannie Mae Pool #FM7408 2.50% 5/1/2051[4]	777	647
Fannie Mae Pool #FM7527 2.50% 5/1/2051[4]	303	252
Fannie Mae Pool #CB0456 2.50% 5/1/2051[4]	284	237
Fannie Mae Pool #BR9622 2.50% 5/1/2051[4]	260	217
Fannie Mae Pool #CB0517 2.50% 5/1/2051[4]	138	115
Fannie Mae Pool #BR0999 2.50% 5/1/2051[4]	48	40
Fannie Mae Pool #BR9366 2.50% 5/1/2051[4]	36	30
Fannie Mae Pool #BR9540 4.00% 5/1/2051[4]	2,163	2,095
Fannie Mae Pool #FM7803 2.00% 6/1/2051[4]	17,343	14,026
Fannie Mae Pool #FM7740 2.50% 6/1/2051[4]	20,357	16,951
Fannie Mae Pool #BT1265 2.50% 6/1/2051[4]	17,961	14,992
Fannie Mae Pool #CB0844 2.50% 6/1/2051[4]	2,955	2,461
Fannie Mae Pool #BT0098 2.50% 6/1/2051[4]	486	407
Fannie Mae Pool #FM7909 3.00% 6/1/2051[4]	3,272	2,862
Fannie Mae Pool #CB0738 3.00% 6/1/2051[4]	1,617	1,403
Fannie Mae Pool #FS3744 2.00% 7/1/2051[4]	50,390	40,422
Fannie Mae Pool #FM9530 2.50% 7/1/2051[4]	140,702	117,165
Fannie Mae Pool #BR2095 2.50% 7/1/2051[4]	26,339	22,118
Fannie Mae Pool #CB1134 2.50% 7/1/2051[4]	11,459	9,542
Fannie Mae Pool #BQ0991 2.50% 7/1/2051[4]	9,898	8,242
Fannie Mae Pool #FM8315 2.50% 7/1/2051[4]	2,780	2,326
Fannie Mae Pool #BT1335 2.50% 7/1/2051[4]	1,599	1,332
Fannie Mae Pool #FM7957 2.50% 7/1/2051[4]	564	477
Fannie Mae Pool #BT1339 2.50% 7/1/2051[4]	77	64
Fannie Mae Pool #BT2760 2.50% 8/1/2051[4]	1,082	901
Fannie Mae Pool #FS1057 2.50% 8/1/2051[4]	909	763
Fannie Mae Pool #FM8247 2.50% 8/1/2051[4]	799	676
American Balanced Fund — Page 10 of 83

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BT4304 2.50% 8/1/2051[4]	USD745	$625
Fannie Mae Pool #CB1394 2.50% 8/1/2051[4]	111	92
Fannie Mae Pool #FM8477 3.00% 8/1/2051[4]	64,477	56,565
Fannie Mae Pool #FM8453 3.00% 8/1/2051[4]	44,258	39,054
Fannie Mae Pool #FS5081 3.00% 8/1/2051[4]	14,422	12,663
Fannie Mae Pool #CB1304 3.00% 8/1/2051[4]	3,425	3,008
Fannie Mae Pool #FS4783 4.00% 8/1/2051[4]	67,575	63,684
Fannie Mae Pool #FS1630 2.50% 9/1/2051[4]	7,080	5,894
Fannie Mae Pool #FM8436 2.50% 9/1/2051[4]	4,526	3,769
Fannie Mae Pool #FM8761 2.50% 9/1/2051[4]	4,450	3,705
Fannie Mae Pool #FM8692 2.50% 9/1/2051[4]	3,857	3,212
Fannie Mae Pool #BT9828 2.50% 9/1/2051[4]	3,784	3,151
Fannie Mae Pool #FM8745 2.50% 9/1/2051[4]	3,174	2,643
Fannie Mae Pool #BQ7435 2.50% 9/1/2051[4]	2,290	1,919
Fannie Mae Pool #CB1566 2.50% 9/1/2051[4]	2,276	1,901
Fannie Mae Pool #BT7263 2.50% 9/1/2051[4]	2,112	1,763
Fannie Mae Pool #BQ7428 2.50% 9/1/2051[4]	1,750	1,466
Fannie Mae Pool #BU0464 2.50% 9/1/2051[4]	169	140
Fannie Mae Pool #FM8980 2.50% 9/1/2051[4]	21	18
Fannie Mae Pool #MA4415 3.00% 9/1/2051[4]	3,400	2,966
Fannie Mae Pool #FS5125 2.50% 10/1/2051[4]	3,931	3,273
Fannie Mae Pool #CB1818 2.50% 10/1/2051[4]	1,966	1,642
Fannie Mae Pool #FS3298 2.50% 10/1/2051[4]	1,040	866
Fannie Mae Pool #FM9086 2.50% 10/1/2051[4]	366	305
Fannie Mae Pool #FM8954 2.50% 10/1/2051[4]	253	212
Fannie Mae Pool #FM9067 2.50% 10/1/2051[4]	181	151
Fannie Mae Pool #BU1062 2.50% 10/1/2051[4]	82	68
Fannie Mae Pool #BT6823 2.50% 10/1/2051[4]	38	32
Fannie Mae Pool #BU0070 2.50% 10/1/2051[4]	35	29
Fannie Mae Pool #FS4628 3.00% 10/1/2051[4]	23,737	20,765
Fannie Mae Pool #MA4465 2.00% 11/1/2051[4]	9,009	7,196
Fannie Mae Pool #FS0965 2.00% 11/1/2051[4]	6,902	5,514
Fannie Mae Pool #CB2088 2.50% 11/1/2051[4]	856	715
Fannie Mae Pool #FM9632 3.00% 11/1/2051[4]	37,111	32,510
Fannie Mae Pool #CB2078 3.00% 11/1/2051[4]	24,548	21,467
Fannie Mae Pool #FM9631 3.00% 11/1/2051[4]	15,974	14,024
Fannie Mae Pool #BU3349 3.50% 11/1/2051[4]	33	30
Fannie Mae Pool #CB2375 2.50% 12/1/2051[4]	71,593	60,296
Fannie Mae Pool #CB2319 2.50% 12/1/2051[4]	70,089	59,168
Fannie Mae Pool #CB2286 2.50% 12/1/2051[4]	38,733	32,632
Fannie Mae Pool #FM9672 2.50% 12/1/2051[4]	36,788	30,719
Fannie Mae Pool #CB2372 2.50% 12/1/2051[4]	33,388	28,148
Fannie Mae Pool #BT9483 2.50% 12/1/2051[4]	26,986	22,783
Fannie Mae Pool #BT9510 2.50% 12/1/2051[4]	26,156	22,097
Fannie Mae Pool #CB2373 2.50% 12/1/2051[4]	12,024	10,141
Fannie Mae Pool #MA4493 2.50% 12/1/2051[4]	2,333	1,948
Fannie Mae Pool #CB2401 2.50% 12/1/2051[4]	740	618
Fannie Mae Pool #CB2408 2.50% 12/1/2051[4]	128	107
Fannie Mae Pool #BU5890 2.50% 12/1/2051[4]	79	66
Fannie Mae Pool #FS0392 2.50% 1/1/2052[4]	7,967	6,633
Fannie Mae Pool #FS6479 2.50% 1/1/2052[4]	2,352	1,961
Fannie Mae Pool #FS4203 2.50% 1/1/2052[4]	1,827	1,521
Fannie Mae Pool #BQ7459 2.50% 1/1/2052[4]	1,606	1,346
Fannie Mae Pool #FS3549 2.50% 1/1/2052[4]	1,102	922
American Balanced Fund — Page 11 of 83

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BV0761 2.50% 1/1/2052[4]	USD122	$102
Fannie Mae Pool #FS1648 2.50% 1/1/2052[4]	120	100
Fannie Mae Pool #FS5613 2.50% 1/1/2052[4]	105	88
Fannie Mae Pool #MA4512 2.50% 1/1/2052[4]	82	68
Fannie Mae Pool #BU7552 2.50% 1/1/2052[4]	25	21
Fannie Mae Pool #FS0182 3.00% 1/1/2052[4]	31,138	27,239
Fannie Mae Pool #FS0972 3.50% 1/1/2052[4]	5,667	5,202
Fannie Mae Pool #BU7427 3.50% 1/1/2052[4]	808	740
Fannie Mae Pool #BV3080 2.00% 2/1/2052[4]	74,097	59,030
Fannie Mae Pool #BV3076 2.00% 2/1/2052[4]	39,979	31,852
Fannie Mae Pool #CB2765 2.00% 2/1/2052[4]	12,210	9,787
Fannie Mae Pool #FS1080 2.50% 2/1/2052[4]	24,165	20,173
Fannie Mae Pool #FS1885 2.50% 2/1/2052[4]	6,441	5,375
Fannie Mae Pool #BT6607 2.50% 2/1/2052[4]	3,381	2,820
Fannie Mae Pool #FS2660 2.50% 2/1/2052[4]	2,736	2,278
Fannie Mae Pool #BT2176 2.50% 2/1/2052[4]	1,914	1,604
Fannie Mae Pool #CB3099 2.50% 2/1/2052[4]	905	758
Fannie Mae Pool #FS5034 2.50% 2/1/2052[4]	595	496
Fannie Mae Pool #CB2870 2.50% 2/1/2052[4]	75	63
Fannie Mae Pool #MA4548 2.50% 2/1/2052[4]	68	57
Fannie Mae Pool #BV4126 2.50% 2/1/2052[4]	58	49
Fannie Mae Pool #BV3674 2.50% 2/1/2052[4]	57	47
Fannie Mae Pool #CB2882 3.00% 2/1/2052[4]	24,123	21,184
Fannie Mae Pool #FS0647 3.00% 2/1/2052[4]	9,317	8,206
Fannie Mae Pool #CB3155 2.00% 3/1/2052[4]	9,014	7,182
Fannie Mae Pool #CB3063 2.50% 3/1/2052[4]	5,093	4,268
Fannie Mae Pool #BU8884 2.50% 3/1/2052[4]	1,350	1,130
Fannie Mae Pool #CB3744 2.50% 3/1/2052[4]	738	617
Fannie Mae Pool #BT8111 2.50% 3/1/2052[4]	412	345
Fannie Mae Pool #CB3049 2.50% 3/1/2052[4]	200	168
Fannie Mae Pool #BV4133 2.50% 3/1/2052[4]	194	162
Fannie Mae Pool #BV4119 2.50% 3/1/2052[4]	106	89
Fannie Mae Pool #CB3031 2.50% 3/1/2052[4]	95	80
Fannie Mae Pool #FS0752 3.00% 3/1/2052[4]	24,727	21,666
Fannie Mae Pool #CB3126 3.50% 3/1/2052[4]	7,325	6,680
Fannie Mae Pool #BV3316 3.50% 3/1/2052[4]	375	339
Fannie Mae Pool #FS7498 2.00% 4/1/2052[4]	31,958	25,495
Fannie Mae Pool #MA4577 2.00% 4/1/2052[4]	16,650	13,263
Fannie Mae Pool #BT4443 2.00% 4/1/2052[4]	536	428
Fannie Mae Pool #CB3354 2.50% 4/1/2052[4]	50,456	42,005
Fannie Mae Pool #CB3520 2.50% 4/1/2052[4]	19,762	16,501
Fannie Mae Pool #BT2292 2.50% 4/1/2052[4]	7,937	6,614
Fannie Mae Pool #MA4578 2.50% 4/1/2052[4]	3,294	2,746
Fannie Mae Pool #BV4656 2.50% 4/1/2052[4]	2,153	1,801
Fannie Mae Pool #BQ7478 2.50% 4/1/2052[4]	2,098	1,756
Fannie Mae Pool #CB3356 2.50% 4/1/2052[4]	1,817	1,515
Fannie Mae Pool #BV5355 2.50% 4/1/2052[4]	1,507	1,262
Fannie Mae Pool #BU9507 2.50% 4/1/2052[4]	527	441
Fannie Mae Pool #BT8116 2.50% 4/1/2052[4]	445	373
Fannie Mae Pool #FS6221 2.50% 4/1/2052[4]	110	92
Fannie Mae Pool #FS8677 2.50% 4/1/2052[4]	79	66
Fannie Mae Pool #BV5370 2.50% 4/1/2052[4]	70	59
Fannie Mae Pool #FS1180 3.50% 4/1/2052[4]	74,470	67,919
Fannie Mae Pool #BV0242 3.50% 4/1/2052[4]	164	148
American Balanced Fund — Page 12 of 83

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS1206 3.50% 4/1/2052[4]	USD146	$132
Fannie Mae Pool #FS9189 2.00% 5/1/2052[4]	38,413	30,690
Fannie Mae Pool #BV9644 2.50% 5/1/2052[4]	11,646	9,748
Fannie Mae Pool #FS8650 2.50% 5/1/2052[4]	10,171	8,482
Fannie Mae Pool #BV5577 2.50% 5/1/2052[4]	674	564
Fannie Mae Pool #BW0160 2.50% 5/1/2052[4]	350	294
Fannie Mae Pool #MA4598 2.50% 5/1/2052[4]	173	144
Fannie Mae Pool #BW0462 2.50% 5/1/2052[4]	64	53
Fannie Mae Pool #CB3620 4.00% 5/1/2052[4]	72,720	67,903
Fannie Mae Pool #FS1834 4.00% 5/1/2052[4]	38,914	36,396
Fannie Mae Pool #FS1948 4.00% 5/1/2052[4]	25	23
Fannie Mae Pool #CB3653 5.00% 5/1/2052[4]	26	25
Fannie Mae Pool #FS7329 2.00% 6/1/2052[4]	9,645	7,691
Fannie Mae Pool #BU8730 2.50% 6/1/2052[4]	11,597	9,706
Fannie Mae Pool #MA4623 2.50% 6/1/2052[4]	470	392
Fannie Mae Pool #BV9975 2.50% 6/1/2052[4]	460	385
Fannie Mae Pool #BW7323 2.50% 6/1/2052[4]	236	198
Fannie Mae Pool #BV7809 3.50% 6/1/2052[4]	158	143
Fannie Mae Pool #MA4626 4.00% 6/1/2052[4]	27,153	25,356
Fannie Mae Pool #BV9955 4.00% 6/1/2052[4]	28	26
Fannie Mae Pool #FS6986 2.00% 7/1/2052[4]	20,075	15,997
Fannie Mae Pool #BV7823 2.00% 7/1/2052[4]	1,514	1,210
Fannie Mae Pool #FS7879 2.50% 7/1/2052[4]	93,811	78,283
Fannie Mae Pool #CB4274 2.50% 7/1/2052[4]	14,683	12,243
Fannie Mae Pool #FS6631 2.50% 7/1/2052[4]	1,031	862
Fannie Mae Pool #BW0002 2.50% 7/1/2052[4]	479	400
Fannie Mae Pool #BW4142 2.50% 7/1/2052[4]	300	252
Fannie Mae Pool #CB4119 4.00% 7/1/2052[4]	127,362	118,918
Fannie Mae Pool #FS5851 4.00% 7/1/2052[4]	15,736	14,695
Fannie Mae Pool #CB4123 4.00% 7/1/2052[4]	870	813
Fannie Mae Pool #MA4743 2.50% 8/1/2052[4]	1,531	1,277
Fannie Mae Pool #FS2535 2.50% 8/1/2052[4]	123	103
Fannie Mae Pool #FS4747 3.50% 8/1/2052[4]	10,321	9,381
Fannie Mae Pool #FS2654 4.00% 8/1/2052[4]	3,148	2,940
Fannie Mae Pool #BT8308 4.50% 8/1/2052[4]	134	129
Fannie Mae Pool #BV8976 5.00% 8/1/2052[4]	8,717	8,597
Fannie Mae Pool #BW9206 5.50% 8/1/2052[4]	128	132
Fannie Mae Pool #FS2805 2.50% 9/1/2052[4]	656	546
Fannie Mae Pool #MA4768 2.50% 9/1/2052[4]	509	424
Fannie Mae Pool #CB4548 4.00% 9/1/2052[4]	4,345	4,057
Fannie Mae Pool #MA4732 4.00% 9/1/2052[4]	2,350	2,194
Fannie Mae Pool #BW6230 4.00% 9/1/2052[4]	885	826
Fannie Mae Pool #BW7713 4.00% 9/1/2052[4]	825	771
Fannie Mae Pool #BW6236 4.00% 9/1/2052[4]	24	22
Fannie Mae Pool #BW1192 4.50% 9/1/2052[4]	28,186	26,988
Fannie Mae Pool #CB4620 5.00% 9/1/2052[4]	37,808	37,338
Fannie Mae Pool #FS4611 5.00% 9/1/2052[4]	19,617	19,296
Fannie Mae Pool #FS3056 2.00% 10/1/2052[4]	232,881	185,325
Fannie Mae Pool #BX2841 4.00% 10/1/2052[4]	100	93
Fannie Mae Pool #BW7063 4.00% 10/1/2052[4]	75	70
Fannie Mae Pool #CB4819 4.00% 10/1/2052[4]	26	25
Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]	28,614	28,138
Fannie Mae Pool #BW1289 5.50% 10/1/2052[4]	7,116	7,130
Fannie Mae Pool #BW1243 5.50% 10/1/2052[4]	6,342	6,362
American Balanced Fund — Page 13 of 83

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB5266 4.50% 11/1/2052[4]	USD123,141	$117,986
Fannie Mae Pool #FS5554 4.50% 11/1/2052[4]	45,624	43,747
Fannie Mae Pool #MA4805 4.50% 11/1/2052[4]	25,277	24,233
Fannie Mae Pool #MA4806 5.00% 11/1/2052[4]	24,531	24,169
Fannie Mae Pool #BX2812 5.00% 11/1/2052[4]	16,461	16,200
Fannie Mae Pool #BX5583 5.00% 12/1/2052[4]	1,859	1,836
Fannie Mae Pool #MA4842 5.50% 12/1/2052[4]	44,543	44,616
Fannie Mae Pool #BX4004 5.50% 12/1/2052[4]	1,150	1,150
Fannie Mae Pool #BX3726 5.50% 12/1/2052[4]	832	833
Fannie Mae Pool #BX3716 5.50% 12/1/2052[4]	675	676
Fannie Mae Pool #MA4910 2.50% 1/1/2053[4]	4,030	3,366
Fannie Mae Pool #FS4947 4.00% 1/1/2053[4]	209	195
Fannie Mae Pool #FS5520 4.50% 1/1/2053[4]	12,916	12,366
Fannie Mae Pool #FS6769 5.00% 1/1/2053[4]	92,084	90,553
Fannie Mae Pool #BT8033 5.00% 1/1/2053[4]	17,955	17,675
Fannie Mae Pool #BX0856 5.50% 1/1/2053[4]	745	749
Fannie Mae Pool #BX5592 5.50% 1/1/2053[4]	574	577
Fannie Mae Pool #BX6108 5.50% 1/1/2053[4]	59	59
Fannie Mae Pool #BW4964 2.50% 2/1/2053[4]	146	122
Fannie Mae Pool #FS4435 2.50% 2/1/2053[4]	22	19
Fannie Mae Pool #CB6813 4.00% 2/1/2053[4]	784	732
Fannie Mae Pool #MA4916 4.00% 2/1/2053[4]	409	382
Fannie Mae Pool #BW5132 4.00% 2/1/2053[4]	97	90
Fannie Mae Pool #MA4917 4.50% 2/1/2053[4]	167	160
Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]	13,821	13,839
Fannie Mae Pool #BX7384 5.50% 2/1/2053[4]	1,074	1,074
Fannie Mae Pool #FS4024 5.50% 2/1/2053[4]	499	500
Fannie Mae Pool #BW5124 5.50% 2/1/2053[4]	80	81
Fannie Mae Pool #FS3759 6.00% 2/1/2053[4]	31,080	32,044
Fannie Mae Pool #BX7703 6.50% 2/1/2053[4]	263	273
Fannie Mae Pool #BW5000 4.00% 3/1/2053[4]	2,237	2,088
Fannie Mae Pool #MA4962 4.00% 3/1/2053[4]	673	629
Fannie Mae Pool #FS7751 4.00% 3/1/2053[4]	283	264
Fannie Mae Pool #BX7774 5.50% 3/1/2053[4]	9,144	9,181
Fannie Mae Pool #FS4191 5.50% 3/1/2053[4]	4,064	4,088
Fannie Mae Pool #BX9431 5.50% 3/1/2053[4]	3,236	3,248
Fannie Mae Pool #BX7782 5.50% 3/1/2053[4]	1,770	1,771
Fannie Mae Pool #BX8514 5.50% 3/1/2053[4]	176	177
Fannie Mae Pool #CB5912 6.00% 3/1/2053[4]	18,516	18,941
Fannie Mae Pool #CB6012 4.00% 4/1/2053[4]	7,991	7,460
Fannie Mae Pool #MA4993 4.00% 4/1/2053[4]	5,339	4,984
Fannie Mae Pool #MA4977 4.50% 4/1/2053[4]	2,964	2,841
Fannie Mae Pool #BW5269 4.50% 4/1/2053[4]	1,092	1,046
Fannie Mae Pool #MA4978 5.00% 4/1/2053[4]	47,375	46,560
Fannie Mae Pool #MA4979 5.50% 4/1/2053[4]	4,601	4,605
Fannie Mae Pool #BX9116 5.50% 4/1/2053[4]	3,057	3,058
Fannie Mae Pool #BX8556 5.50% 4/1/2053[4]	2,834	2,839
Fannie Mae Pool #BY0667 5.50% 4/1/2053[4]	850	851
Fannie Mae Pool #BY0007 5.50% 4/1/2053[4]	770	771
Fannie Mae Pool #BY3206 5.50% 4/1/2053[4]	416	416
Fannie Mae Pool #BX8883 5.50% 4/1/2053[4]	132	132
Fannie Mae Pool #FS4919 2.50% 5/1/2053[4]	65	54
Fannie Mae Pool #BW4940 4.00% 5/1/2053[4]	1,582	1,477
Fannie Mae Pool #CB6297 4.00% 5/1/2053[4]	392	366
American Balanced Fund — Page 14 of 83

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5008 4.50% 5/1/2053[4]	USD2,722	$2,608
Fannie Mae Pool #MA5009 5.00% 5/1/2053[4]	38,676	38,002
Fannie Mae Pool #FS4563 5.00% 5/1/2053[4]	6,948	6,834
Fannie Mae Pool #FS4840 5.50% 5/1/2053[4]	11,365	11,360
Fannie Mae Pool #BY0091 5.50% 5/1/2053[4]	8,476	8,476
Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]	6,363	6,367
Fannie Mae Pool #BY2505 5.50% 5/1/2053[4]	3,994	4,001
Fannie Mae Pool #BY0204 5.50% 5/1/2053[4]	3,287	3,314
Fannie Mae Pool #BY4413 5.50% 5/1/2053[4]	298	298
Fannie Mae Pool #MA5063 2.50% 6/1/2053[4]	3,414	2,846
Fannie Mae Pool #MA5054 4.00% 6/1/2053[4]	31,718	29,610
Fannie Mae Pool #BY4220 4.00% 6/1/2053[4]	546	510
Fannie Mae Pool #MA5038 5.00% 6/1/2053[4]	59,775	58,734
Fannie Mae Pool #FS5192 5.50% 6/1/2053[4]	67,623	67,579
Fannie Mae Pool #BY3521 5.50% 6/1/2053[4]	15,942	15,956
Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]	3,957	3,959
Fannie Mae Pool #BY3337 5.50% 6/1/2053[4]	327	329
Fannie Mae Pool #CB6491 6.50% 6/1/2053[4]	6,275	6,530
Fannie Mae Pool #CB6490 6.50% 6/1/2053[4]	2,175	2,254
Fannie Mae Pool #CB6468 6.50% 6/1/2053[4]	1,652	1,712
Fannie Mae Pool #MA5089 4.00% 7/1/2053[4]	16,574	15,473
Fannie Mae Pool #CB6626 4.00% 7/1/2053[4]	993	927
Fannie Mae Pool #MA5070 4.50% 7/1/2053[4]	155,396	148,825
Fannie Mae Pool #CB6719 4.50% 7/1/2053[4]	3,598	3,446
Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]	39,734	39,749
Fannie Mae Pool #CB6768 6.50% 7/1/2053[4]	7,686	7,967
Fannie Mae Pool #MA5127 4.00% 8/1/2053[4]	38,178	35,641
Fannie Mae Pool #CB6853 4.50% 8/1/2053[4]	5,627	5,389
Fannie Mae Pool #MA5107 5.50% 8/1/2053[4]	95	95
Fannie Mae Pool #MA5138 5.50% 9/1/2053[4]	63,062	63,088
Fannie Mae Pool #CB7104 5.50% 9/1/2053[4]	10,326	10,350
Fannie Mae Pool #MA5139 6.00% 9/1/2053[4]	3,194	3,246
Fannie Mae Pool #MA5165 5.50% 10/1/2053[4]	5,387	5,386
Fannie Mae Pool #CB7344 6.00% 10/1/2053[4]	82,231	83,864
Fannie Mae Pool #MA5166 6.00% 10/1/2053[4]	8,755	8,910
Fannie Mae Pool #BY1418 4.00% 11/1/2053[4]	5,464	5,101
Fannie Mae Pool #CB8251 4.00% 11/1/2053[4]	1,853	1,730
Fannie Mae Pool #FS7252 5.00% 11/1/2053[4]	62,218	61,135
Fannie Mae Pool #MA5190 5.50% 11/1/2053[4]	74,905	74,855
Fannie Mae Pool #FS6838 5.50% 11/1/2053[4]	11,376	11,379
Fannie Mae Pool #MA5191 6.00% 11/1/2053[4]	10,275	10,442
Fannie Mae Pool #CB7426 6.50% 11/1/2053[4]	3,422	3,546
Fannie Mae Pool #CB7907 6.50% 11/1/2053[4]	33	35
Fannie Mae Pool #MA5236 4.00% 12/1/2053[4]	5,874	5,483
Fannie Mae Pool #BY1448 4.00% 12/1/2053[4]	4,617	4,310
Fannie Mae Pool #FS6668 5.50% 12/1/2053[4]	14,273	14,277
Fannie Mae Pool #MA5215 5.50% 12/1/2053[4]	8,657	8,652
Fannie Mae Pool #CB7617 6.00% 12/1/2053[4]	13,264	13,480
Fannie Mae Pool #FS6610 6.50% 12/1/2053[4]	18,810	19,487
Fannie Mae Pool #CB7626 6.50% 12/1/2053[4]	3,860	4,025
Fannie Mae Pool #FS7880 2.50% 1/1/2054[4]	861	721
Fannie Mae Pool #FS7058 2.50% 1/1/2054[4]	32	27
Fannie Mae Pool #CB7862 6.00% 1/1/2054[4]	23,297	23,675
Fannie Mae Pool #FS6873 6.50% 1/1/2054[4]	40,350	41,791
American Balanced Fund — Page 15 of 83

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6767 6.50% 1/1/2054[4]	USD1,794	$1,865
Fannie Mae Pool #MA5248 6.50% 1/1/2054[4]	76	79
Fannie Mae Pool #BY1343 4.00% 2/1/2054[4]	4,565	4,261
Fannie Mae Pool #MA5270 5.00% 2/1/2054[4]	9,780	9,610
Fannie Mae Pool #FS6809 5.50% 2/1/2054[4]	13,457	13,448
Fannie Mae Pool #MA5271 5.50% 2/1/2054[4]	10,380	10,373
Fannie Mae Pool #CB7932 6.00% 2/1/2054[4]	17,205	17,558
Fannie Mae Pool #FS7503 6.00% 2/1/2054[4]	4,874	4,955
Fannie Mae Pool #FS7031 6.00% 2/1/2054[4]	3,665	3,749
Fannie Mae Pool #CB7933 6.50% 2/1/2054[4]	10,538	10,912
Fannie Mae Pool #FS7162 6.50% 2/1/2054[4]	8,768	9,140
Fannie Mae Pool #FS9508 4.50% 3/1/2054[4]	165,582	158,553
Fannie Mae Pool #MA5296 5.50% 3/1/2054[4]	27,619	27,601
Fannie Mae Pool #CB8151 5.50% 3/1/2054[4]	7,221	7,229
Fannie Mae Pool #DA7881 5.50% 3/1/2054[4]	598	598
Fannie Mae Pool #FS7507 6.00% 3/1/2054[4]	58,475	59,817
Fannie Mae Pool #CB8163 6.00% 3/1/2054[4]	23,846	24,394
Fannie Mae Pool #CB8168 6.00% 3/1/2054[4]	225	230
Fannie Mae Pool #FS7653 6.50% 3/1/2054[4]	3,750	3,905
Fannie Mae Pool #CB8337 5.50% 4/1/2054[4]	9,105	9,118
Fannie Mae Pool #CB8387 6.50% 4/1/2054[4]	4,360	4,543
Fannie Mae Pool #CB8536 5.50% 5/1/2054[4]	55,629	55,971
Fannie Mae Pool #DB5160 5.50% 5/1/2054[4]	3,010	3,014
Fannie Mae Pool #DB2495 6.00% 5/1/2054[4]	1,998	2,031
Fannie Mae Pool #MA5388 5.50% 6/1/2054[4]	67,047	67,003
Fannie Mae Pool #FS8131 5.50% 6/1/2054[4]	7,660	7,695
Fannie Mae Pool #FS8223 6.00% 6/1/2054[4]	14,375	14,660
Fannie Mae Pool #FS8219 6.00% 6/1/2054[4]	12,508	12,813
Fannie Mae Pool #DB6878 6.00% 6/1/2054[4]	6,135	6,234
Fannie Mae Pool #FS8153 6.00% 6/1/2054[4]	4,831	4,951
Fannie Mae Pool #DB5480 6.50% 6/1/2054[4]	1,462	1,511
Fannie Mae Pool #CB8725 6.50% 6/1/2054[4]	1,069	1,111
Fannie Mae Pool #CB8842 5.50% 7/1/2054[4]	23,576	23,582
Fannie Mae Pool #DB5213 5.50% 7/1/2054[4]	14,778	14,768
Fannie Mae Pool #BU4699 5.50% 7/1/2054[4]	13,239	13,243
Fannie Mae Pool #FS8467 5.50% 7/1/2054[4]	11,357	11,416
Fannie Mae Pool #CB8858 6.00% 7/1/2054[4]	52,745	53,778
Fannie Mae Pool #FS8318 6.00% 7/1/2054[4]	19,665	20,189
Fannie Mae Pool #DB7039 6.00% 7/1/2054[4]	10,751	10,973
Fannie Mae Pool #BU4700 6.00% 7/1/2054[4]	8,835	9,008
Fannie Mae Pool #MA5421 6.00% 7/1/2054[4]	8,167	8,300
Fannie Mae Pool #FS8591 6.00% 7/1/2054[4]	5,759	5,913
Fannie Mae Pool #DB5214 6.00% 7/1/2054[4]	5,409	5,496
Fannie Mae Pool #BU4707 6.00% 7/1/2054[4]	4,521	4,595
Fannie Mae Pool #DB6901 6.00% 7/1/2054[4]	3,807	3,872
Fannie Mae Pool #FS8619 6.50% 7/1/2054[4]	10,551	10,999
Fannie Mae Pool #FS8607 6.50% 7/1/2054[4]	7,724	8,051
Fannie Mae Pool #CB8872 6.50% 7/1/2054[4]	1,639	1,704
Fannie Mae Pool #CB8876 6.50% 7/1/2054[4]	480	498
Fannie Mae Pool #DB6947 6.50% 7/1/2054[4]	439	453
Fannie Mae Pool #FS8317 6.50% 7/1/2054[4]	271	283
Fannie Mae Pool #CB8977 5.00% 8/1/2054[4]	34,810	34,206
Fannie Mae Pool #DB7783 5.50% 8/1/2054[4]	2,584	2,587
Fannie Mae Pool #MA5445 6.00% 8/1/2054[4]	30,209	30,700
American Balanced Fund — Page 16 of 83

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8757 6.00% 8/1/2054[4]	USD20,460	$20,956
Fannie Mae Pool #FS8758 6.00% 8/1/2054[4]	11,739	11,973
Fannie Mae Pool #BU4916 6.00% 8/1/2054[4]	10,286	10,490
Fannie Mae Pool #FS8756 6.00% 8/1/2054[4]	8,325	8,507
Fannie Mae Pool #DB7687 6.00% 8/1/2054[4]	5,881	6,024
Fannie Mae Pool #DB7690 6.00% 8/1/2054[4]	4,407	4,511
Fannie Mae Pool #DC0296 6.00% 8/1/2054[4]	4,125	4,221
Fannie Mae Pool #DB7792 6.00% 8/1/2054[4]	3,053	3,105
Fannie Mae Pool #BU4968 6.00% 8/1/2054[4]	908	922
Fannie Mae Pool #FS8795 6.00% 8/1/2054[4]	697	709
Fannie Mae Pool #CB9071 6.50% 8/1/2054[4]	13,600	14,145
Fannie Mae Pool #FS8783 6.50% 8/1/2054[4]	2,314	2,410
Fannie Mae Pool #CB9210 5.50% 9/1/2054[4]	43,351	43,396
Fannie Mae Pool #FS9025 5.50% 9/1/2054[4]	41,428	41,620
Fannie Mae Pool #CB9146 5.50% 9/1/2054[4]	25,788	25,918
Fannie Mae Pool #FS9001 5.50% 9/1/2054[4]	11,447	11,541
Fannie Mae Pool #MA5470 5.50% 9/1/2054[4]	10,269	10,262
Fannie Mae Pool #BU4946 5.50% 9/1/2054[4]	996	996
Fannie Mae Pool #FS8866 6.00% 9/1/2054[4]	20,978	21,455
Fannie Mae Pool #FS9004 6.00% 9/1/2054[4]	11,297	11,527
Fannie Mae Pool #BU5048 6.00% 9/1/2054[4]	6,542	6,685
Fannie Mae Pool #MA5471 6.00% 9/1/2054[4]	5,750	5,844
Fannie Mae Pool #DC1873 6.00% 9/1/2054[4]	1,495	1,526
Fannie Mae Pool #DC1349 6.50% 9/1/2054[4]	1,266	1,308
Fannie Mae Pool #BU5166 6.00% 10/1/2054[4]	15,542	15,842
Fannie Mae Pool #BU5049 6.50% 10/1/2054[4]	1,636	1,708
Fannie Mae Pool #DC2693 4.00% 11/1/2054[4]	1,992	1,859
Fannie Mae Pool #DC5704 4.00% 11/1/2054[4]	51	47
Fannie Mae Pool #MA5530 5.00% 11/1/2054[4]	15,697	15,394
Fannie Mae Pool #BU5165 5.50% 11/1/2054[4]	7,883	7,884
Fannie Mae Pool #CB9432 6.00% 11/1/2054[4]	16,114	16,449
Fannie Mae Pool #CB9770 4.50% 12/1/2054[4]	18,345	17,555
Fannie Mae Pool #CB9768 4.50% 12/1/2054[4]	6,866	6,577
Fannie Mae Pool #DC7042 4.50% 12/1/2054[4]	243	232
Fannie Mae Pool #MA5552 5.00% 12/1/2054[4]	25,112	24,627
Fannie Mae Pool #BU5361 5.00% 12/1/2054[4]	12,986	12,751
Fannie Mae Pool #CB9616 5.50% 12/1/2054[4]	24,410	24,412
Fannie Mae Pool #BU5234 5.50% 12/1/2054[4]	12,880	12,881
Fannie Mae Pool #BU5360 5.50% 12/1/2054[4]	12,790	12,791
Fannie Mae Pool #BU5380 5.50% 12/1/2054[4]	4,387	4,388
Fannie Mae Pool #DC6842 5.50% 12/1/2054[4]	30	30
Fannie Mae Pool #CB9675 6.00% 12/1/2054[4]	38,538	39,475
Fannie Mae Pool #BU5233 6.00% 12/1/2054[4]	18,852	19,221
Fannie Mae Pool #BU5358 6.00% 12/1/2054[4]	8,924	9,097
Fannie Mae Pool #DC7823 6.00% 12/1/2054[4]	208	211
Fannie Mae Pool #CB9736 4.50% 1/1/2055[4]	2,965	2,838
Fannie Mae Pool #CB9737 5.00% 1/1/2055[4]	22,846	22,434
Fannie Mae Pool #CB9800 5.50% 1/1/2055[4]	81,271	81,587
Fannie Mae Pool #CB9821 6.00% 1/1/2055[4]	46,237	47,264
Fannie Mae Pool #CB9840 6.50% 1/1/2055[4]	54,582	56,842
Fannie Mae Pool #CB9836 6.50% 1/1/2055[4]	35,407	36,805
Fannie Mae Pool #MA5615 6.00% 2/1/2055[4]	40,998	41,658
Fannie Mae Pool #MA5647 6.00% 3/1/2055[4]	13,105	13,316
Fannie Mae Pool #MA5674 6.00% 4/1/2055[4]	9,185	9,333
American Balanced Fund — Page 17 of 83

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0133 4.00% 8/1/2056[4]	USD26,297	$24,591
Fannie Mae Pool #BF0174 3.00% 2/1/2057[4]	4,787	4,049
Fannie Mae Pool #BF0177 3.00% 2/1/2057[4]	4,601	4,006
Fannie Mae Pool #BF0145 3.50% 3/1/2057[4]	97,774	87,736
Fannie Mae Pool #BF0189 3.00% 6/1/2057[4]	7,232	6,244
Fannie Mae Pool #BF0219 3.50% 9/1/2057[4]	21,813	19,653
Fannie Mae Pool #BF0226 3.50% 1/1/2058[4]	6,427	5,802
Fannie Mae Pool #BF0262 3.00% 5/1/2058[4]	366	316
Fannie Mae Pool #BF0332 3.00% 1/1/2059[4]	54,961	47,449
Fannie Mae Pool #BM6736 4.50% 11/1/2059[4]	2,900	2,803
Fannie Mae Pool #BF0481 3.50% 6/1/2060[4]	68,622	61,470
Fannie Mae Pool #BF0497 3.00% 7/1/2060[4]	45,628	39,381
Fannie Mae Pool #BF0546 2.50% 7/1/2061[4]	25,007	20,256
Fannie Mae Pool #BF0548 3.00% 7/1/2061[4]	46,666	39,579
Fannie Mae Pool #BF0547 3.00% 7/1/2061[4]	29,494	25,674
Fannie Mae Pool #BF0585 4.50% 12/1/2061[4]	48,210	46,302
Fannie Mae Pool #BF0762 3.00% 9/1/2063[4]	14,983	12,759
Fannie Mae Pool #BF0765 3.50% 9/1/2063[4]	12,631	11,204
Fannie Mae Pool #BF0784 3.50% 12/1/2063[4]	14,917	13,232
Fannie Mae Pool #BF0786 4.00% 12/1/2063[4]	29,004	26,857
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.464% 12/25/2026[4,5]	27,051	26,295
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[4,5]	2,074	2,025
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.062% 6/25/2027[4,5]	2,219	2,166
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[4]	225	195
Freddie Mac Pool #ZA1894 5.00% 8/1/2025[4]	— [6]	— [6]
Freddie Mac Pool #ZA1914 5.00% 12/1/2025[4]	1	1
Freddie Mac Pool #ZA1927 5.00% 3/1/2026[4]	3	3
Freddie Mac Pool #ZA1950 6.50% 8/1/2026[4]	22	22
Freddie Mac Pool #ZS8832 5.00% 3/1/2027[4]	1	1
Freddie Mac Pool #ZA1997 5.00% 4/1/2027[4]	11	11
Freddie Mac Pool #C91130 6.50% 12/1/2027[4]	25	25
Freddie Mac Pool #D97504 6.50% 12/1/2027[4]	7	7
Freddie Mac Pool #C91150 6.50% 1/1/2028[4]	28	29
Freddie Mac Pool #G16210 3.50% 6/1/2032[4]	22	22
Freddie Mac Pool #ZA2384 3.50% 6/1/2035[4]	154	149
Freddie Mac Pool #A56076 5.50% 1/1/2037[4]	8	8
Freddie Mac Pool #C91917 3.00% 2/1/2037[4]	5,589	5,248
Freddie Mac Pool #C91912 3.00% 2/1/2037[4]	2,766	2,599
Freddie Mac Pool #G06028 5.50% 7/1/2037[4]	123	125
Freddie Mac Pool #G08248 5.50% 2/1/2038[4]	34	34
Freddie Mac Pool #ZA2505 3.50% 5/1/2038[4]	57	54
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[4]	5,789	5,445
Freddie Mac Pool #G04552 6.00% 9/1/2038[4]	283	295
Freddie Mac Pool #G05979 5.50% 10/1/2038[4]	16	16
Freddie Mac Pool #G05546 5.50% 7/1/2039[4]	68	69
Freddie Mac Pool #A90351 4.50% 1/1/2040[4]	98	96
Freddie Mac Pool #G05937 4.50% 8/1/2040[4]	1,802	1,781
Freddie Mac Pool #RB5071 2.00% 9/1/2040[4]	86,999	76,086
Freddie Mac Pool #A97543 4.50% 3/1/2041[4]	152	153
Freddie Mac Pool #A97669 4.50% 3/1/2041[4]	124	123
Freddie Mac Pool #Q01190 4.50% 6/1/2041[4]	72	71
Freddie Mac Pool #Q01160 5.00% 6/1/2041[4]	115	116
Freddie Mac Pool #SC0148 2.00% 7/1/2041[4]	2,118	1,810
Freddie Mac Pool #Q03821 4.50% 10/1/2041[4]	276	272
American Balanced Fund — Page 18 of 83

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q03795 4.50% 10/1/2041[4]	USD18	$17
Freddie Mac Pool #Q11220 3.50% 9/1/2042[4]	359	335
Freddie Mac Pool #V80026 3.00% 4/1/2043[4]	23	21
Freddie Mac Pool #G07921 3.50% 4/1/2043[4]	296	276
Freddie Mac Pool #Q23190 4.00% 11/1/2043[4]	172	166
Freddie Mac Pool #Q23185 4.00% 11/1/2043[4]	137	132
Freddie Mac Pool #Q26734 4.00% 6/1/2044[4]	1,448	1,384
Freddie Mac Pool #SD0480 3.50% 6/1/2045[4]	7,523	7,015
Freddie Mac Pool #760014 3.762% 8/1/2045[4,5]	575	571
Freddie Mac Pool #Q37988 4.00% 12/1/2045[4]	3,080	2,932
Freddie Mac Pool #G60344 4.00% 12/1/2045[4]	2,893	2,760
Freddie Mac Pool #Z40130 3.00% 1/1/2046[4]	11,359	10,271
Freddie Mac Pool #Q40476 4.00% 4/1/2046[4]	2,324	2,204
Freddie Mac Pool #Q40458 4.00% 4/1/2046[4]	518	491
Freddie Mac Pool #G60744 3.50% 7/1/2046[4]	1,477	1,359
Freddie Mac Pool #Q41909 4.50% 7/1/2046[4]	252	247
Freddie Mac Pool #V82628 4.00% 9/1/2046[4]	6,645	6,303
Freddie Mac Pool #760015 3.271% 1/1/2047[4,5]	4,064	3,927
Freddie Mac Pool #G60928 4.50% 4/1/2047[4]	1,928	1,885
Freddie Mac Pool #ZS4726 3.50% 7/1/2047[4]	20	18
Freddie Mac Pool #G08775 4.00% 8/1/2047[4]	9,153	8,627
Freddie Mac Pool #G61295 3.50% 9/1/2047[4]	4,752	4,395
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[4]	122	112
Freddie Mac Pool #V83507 4.00% 10/1/2047[4]	1,474	1,394
Freddie Mac Pool #G61733 3.00% 12/1/2047[4]	14,228	12,672
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[4]	14,004	12,798
Freddie Mac Pool #G61662 3.50% 2/1/2048[4]	4,489	4,109
Freddie Mac Pool #Q54547 4.00% 3/1/2048[4]	6,865	6,478
Freddie Mac Pool #SI2002 4.00% 3/1/2048[4]	26	24
Freddie Mac Pool #G61628 3.50% 9/1/2048[4]	4,984	4,574
Freddie Mac Pool #Z40273 4.50% 10/1/2048[4]	2,253	2,199
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[4]	3,046	2,871
Freddie Mac Pool #V85664 3.50% 6/1/2049[4]	22,502	20,568
Freddie Mac Pool #SD7506 4.00% 9/1/2049[4]	37,508	35,516
Freddie Mac Pool #SD7508 3.50% 10/1/2049[4]	7,714	7,069
Freddie Mac Pool #RA1744 4.00% 11/1/2049[4]	543	512
Freddie Mac Pool #QA5118 3.50% 12/1/2049[4]	29,930	27,306
Freddie Mac Pool #QB1968 2.50% 7/1/2050[4]	8,568	7,144
Freddie Mac Pool #RA3055 2.50% 7/1/2050[4]	2,770	2,309
Freddie Mac Pool #RA3384 3.00% 8/1/2050[4]	1,828	1,605
Freddie Mac Pool #SI2062 2.00% 9/1/2050[4]	13,815	11,113
Freddie Mac Pool #QB3745 2.50% 9/1/2050[4]	111	93
Freddie Mac Pool #RA3611 2.50% 9/1/2050[4]	47	39
Freddie Mac Pool #RA3506 3.00% 9/1/2050[4]	5,767	5,061
Freddie Mac Pool #SI2080 2.00% 10/1/2050[4]	14,138	11,399
Freddie Mac Pool #QB4072 2.50% 10/1/2050[4]	1,955	1,631
Freddie Mac Pool #SD7528 2.00% 11/1/2050[4]	87,710	70,983
Freddie Mac Pool #SD8106 2.00% 11/1/2050[4]	79,864	64,102
Freddie Mac Pool #QB4886 2.00% 11/1/2050[4]	337	268
Freddie Mac Pool #RA4070 2.50% 11/1/2050[4]	17,776	14,958
Freddie Mac Pool #RA3987 2.50% 11/1/2050[4]	16,472	13,840
Freddie Mac Pool #QB7053 2.00% 12/1/2050[4]	1,532	1,219
Freddie Mac Pool #RA4206 2.50% 12/1/2050[4]	7,796	6,490
Freddie Mac Pool #RA4216 2.50% 12/1/2050[4]	344	289
American Balanced Fund — Page 19 of 83

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA4352 2.00% 1/1/2051[4]	USD20,173	$16,247
Freddie Mac Pool #QB8605 2.00% 2/1/2051[4]	14,301	11,528
Freddie Mac Pool #SD8128 2.00% 2/1/2051[4]	5,200	4,149
Freddie Mac Pool #SD1729 2.50% 2/1/2051[4]	43,782	36,832
Freddie Mac Pool #QB8934 2.50% 2/1/2051[4]	68	57
Freddie Mac Pool #SD8134 2.00% 3/1/2051[4]	41,706	33,416
Freddie Mac Pool #QB9901 2.50% 3/1/2051[4]	431	359
Freddie Mac Pool #SD0578 2.50% 3/1/2051[4]	69	58
Freddie Mac Pool #SI2108 2.50% 4/1/2051[4]	12,573	10,487
Freddie Mac Pool #QC0292 2.50% 4/1/2051[4]	9,406	7,899
Freddie Mac Pool #QC0576 2.50% 4/1/2051[4]	103	86
Freddie Mac Pool #RA5288 2.00% 5/1/2051[4]	10,452	8,436
Freddie Mac Pool #QC1665 2.00% 5/1/2051[4]	585	465
Freddie Mac Pool #RA5259 2.50% 5/1/2051[4]	187,828	158,081
Freddie Mac Pool #RA5219 2.50% 5/1/2051[4]	10,747	9,013
Freddie Mac Pool #RA5275 2.50% 5/1/2051[4]	834	697
Freddie Mac Pool #QC1924 2.50% 5/1/2051[4]	469	391
Freddie Mac Pool #RA5267 3.00% 5/1/2051[4]	3,531	3,087
Freddie Mac Pool #QC3532 2.50% 6/1/2051[4]	1,980	1,653
Freddie Mac Pool #SI2032 2.50% 6/1/2051[4]	457	381
Freddie Mac Pool #QC3428 2.50% 6/1/2051[4]	308	256
Freddie Mac Pool #RA5559 2.50% 7/1/2051[4]	15,880	13,223
Freddie Mac Pool #QC3654 2.50% 7/1/2051[4]	1,560	1,299
Freddie Mac Pool #QC4231 2.50% 7/1/2051[4]	476	396
Freddie Mac Pool #SD7544 3.00% 7/1/2051[4]	13,841	12,154
Freddie Mac Pool #QC5574 2.50% 8/1/2051[4]	19,225	16,008
Freddie Mac Pool #QC5137 2.50% 8/1/2051[4]	4,891	4,084
Freddie Mac Pool #QC5142 2.50% 8/1/2051[4]	118	98
Freddie Mac Pool #SD0665 3.00% 8/1/2051[4]	18,378	16,091
Freddie Mac Pool #SD7545 2.50% 9/1/2051[4]	61,253	51,798
Freddie Mac Pool #RA5836 2.50% 9/1/2051[4]	59,064	49,598
Freddie Mac Pool #RA5782 2.50% 9/1/2051[4]	15,834	13,373
Freddie Mac Pool #RA5759 2.50% 9/1/2051[4]	4,839	4,029
Freddie Mac Pool #QC6761 2.50% 9/1/2051[4]	1,533	1,277
Freddie Mac Pool #QC6516 2.50% 9/1/2051[4]	945	787
Freddie Mac Pool #QC6225 2.50% 9/1/2051[4]	845	704
Freddie Mac Pool #SD2963 2.50% 9/1/2051[4]	825	687
Freddie Mac Pool #SD5485 2.50% 9/1/2051[4]	778	649
Freddie Mac Pool #RA5767 2.50% 9/1/2051[4]	353	294
Freddie Mac Pool #QC6597 2.50% 9/1/2051[4]	26	22
Freddie Mac Pool #RA5971 3.00% 9/1/2051[4]	19,555	17,172
Freddie Mac Pool #RA5901 3.00% 9/1/2051[4]	3,366	2,945
Freddie Mac Pool #SD8172 2.00% 10/1/2051[4]	8,908	7,107
Freddie Mac Pool #QC8489 2.50% 10/1/2051[4]	49,865	41,996
Freddie Mac Pool #SD1345 2.50% 10/1/2051[4]	14,515	12,112
Freddie Mac Pool #QC8618 2.50% 10/1/2051[4]	6,290	5,279
Freddie Mac Pool #SD6078 2.50% 10/1/2051[4]	791	660
Freddie Mac Pool #QC9156 2.50% 10/1/2051[4]	208	174
Freddie Mac Pool #SD2880 3.00% 10/1/2051[4]	48,818	42,691
Freddie Mac Pool #SD0734 3.00% 10/1/2051[4]	4,402	3,866
Freddie Mac Pool #RA6406 2.00% 11/1/2051[4]	1,119	896
Freddie Mac Pool #SD7548 2.50% 11/1/2051[4]	214,119	181,514
Freddie Mac Pool #RA6347 3.00% 11/1/2051[4]	3,929	3,437
Freddie Mac Pool #RA6483 2.50% 12/1/2051[4]	60,521	50,975
American Balanced Fund — Page 20 of 83

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QD3540 2.50% 12/1/2051[4]	USD2,586	$2,169
Freddie Mac Pool #QD3310 3.00% 12/1/2051[4]	7,928	6,897
Freddie Mac Pool #SD0855 2.50% 1/1/2052[4]	23,987	20,106
Freddie Mac Pool #SD7552 2.50% 1/1/2052[4]	7,970	6,736
Freddie Mac Pool #SD2629 2.50% 1/1/2052[4]	5,816	4,852
Freddie Mac Pool #RA6614 2.50% 1/1/2052[4]	2,995	2,506
Freddie Mac Pool #QD5204 2.50% 1/1/2052[4]	599	502
Freddie Mac Pool #SD0813 3.00% 1/1/2052[4]	9,339	8,201
Freddie Mac Pool #RA6913 2.00% 2/1/2052[4]	6,124	4,882
Freddie Mac Pool #QD8489 2.00% 2/1/2052[4]	1,524	1,214
Freddie Mac Pool #RA6114 2.00% 2/1/2052[4]	795	634
Freddie Mac Pool #QD7213 2.00% 2/1/2052[4]	323	257
Freddie Mac Pool #SD2962 2.50% 2/1/2052[4]	1,213	1,014
Freddie Mac Pool #QD6813 2.50% 2/1/2052[4]	555	465
Freddie Mac Pool #QD7397 2.50% 2/1/2052[4]	454	382
Freddie Mac Pool #RA6900 2.50% 2/1/2052[4]	419	351
Freddie Mac Pool #RA6865 2.50% 2/1/2052[4]	222	186
Freddie Mac Pool #SD0868 2.50% 2/1/2052[4]	223	186
Freddie Mac Pool #SD8194 2.50% 2/1/2052[4]	68	56
Freddie Mac Pool #RA6664 3.00% 2/1/2052[4]	92,716	80,905
Freddie Mac Pool #QD7089 3.50% 2/1/2052[4]	4,254	3,867
Freddie Mac Pool #QD8873 3.50% 2/1/2052[4]	12	11
Freddie Mac Pool #SD5745 2.00% 3/1/2052[4]	117	93
Freddie Mac Pool #RA7021 2.50% 3/1/2052[4]	807	675
Freddie Mac Pool #QD8206 2.50% 3/1/2052[4]	656	550
Freddie Mac Pool #SD8200 2.50% 3/1/2052[4]	144	120
Freddie Mac Pool #RA8942 2.50% 3/1/2052[4]	128	107
Freddie Mac Pool #RA7091 2.50% 3/1/2052[4]	35	29
Freddie Mac Pool #SD7553 3.00% 3/1/2052[4]	43,299	38,187
Freddie Mac Pool #SD7554 2.50% 4/1/2052[4]	33,325	28,202
Freddie Mac Pool #QE0292 2.50% 4/1/2052[4]	3,027	2,531
Freddie Mac Pool #QE0327 2.50% 4/1/2052[4]	2,172	1,812
Freddie Mac Pool #SD3478 2.50% 4/1/2052[4]	1,936	1,612
Freddie Mac Pool #QE2317 2.50% 4/1/2052[4]	1,271	1,063
Freddie Mac Pool #QE0812 2.50% 4/1/2052[4]	1,169	977
Freddie Mac Pool #SD8205 2.50% 4/1/2052[4]	518	431
Freddie Mac Pool #QE2101 2.50% 4/1/2052[4]	393	329
Freddie Mac Pool #QE0407 2.50% 4/1/2052[4]	371	311
Freddie Mac Pool #QE1005 2.50% 4/1/2052[4]	292	244
Freddie Mac Pool #QD9323 2.50% 4/1/2052[4]	210	176
Freddie Mac Pool #QE0025 2.50% 4/1/2052[4]	96	80
Freddie Mac Pool #QE0521 2.50% 4/1/2052[4]	25	21
Freddie Mac Pool #QE0800 2.50% 4/1/2052[4]	— [6]	— [6]
Freddie Mac Pool #QD9576 3.00% 4/1/2052[4]	8,948	7,775
Freddie Mac Pool #SD8212 2.50% 5/1/2052[4]	725	604
Freddie Mac Pool #QE1859 2.50% 5/1/2052[4]	371	311
Freddie Mac Pool #QE2112 2.50% 5/1/2052[4]	239	200
Freddie Mac Pool #QE2352 2.50% 5/1/2052[4]	142	118
Freddie Mac Pool #SD8213 3.00% 5/1/2052[4]	244,399	212,138
Freddie Mac Pool #RA7399 4.00% 5/1/2052[4]	32,384	30,372
Freddie Mac Pool #QE2335 4.00% 5/1/2052[4]	29,694	27,850
Freddie Mac Pool #SD6496 2.00% 6/1/2052[4]	43,946	35,097
Freddie Mac Pool #SD5109 2.00% 6/1/2052[4]	13,086	10,436
Freddie Mac Pool #SD4807 2.00% 6/1/2052[4]	4,609	3,679
American Balanced Fund — Page 21 of 83

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE4044 2.50% 6/1/2052[4]	USD10,560	$8,822
Freddie Mac Pool #SD8219 2.50% 6/1/2052[4]	8,017	6,684
Freddie Mac Pool #QE5159 2.50% 6/1/2052[4]	293	245
Freddie Mac Pool #SD8220 3.00% 6/1/2052[4]	75,799	65,793
Freddie Mac Pool #SD3245 4.00% 6/1/2052[4]	38,743	36,517
Freddie Mac Pool #RA7468 4.00% 6/1/2052[4]	6,275	5,860
Freddie Mac Pool #QE4383 4.00% 6/1/2052[4]	802	750
Freddie Mac Pool #SD1288 4.00% 6/1/2052[4]	265	248
Freddie Mac Pool #RA7502 5.00% 6/1/2052[4]	850	837
Freddie Mac Pool #SD2600 2.50% 7/1/2052[4]	1,377	1,147
Freddie Mac Pool #SD3632 2.50% 7/1/2052[4]	158	132
Freddie Mac Pool #SD8224 2.50% 7/1/2052[4]	35	29
Freddie Mac Pool #SD8225 3.00% 7/1/2052[4]	79,392	68,935
Freddie Mac Pool #RA7668 4.00% 7/1/2052[4]	12,733	11,892
Freddie Mac Pool #SD1406 2.00% 8/1/2052[4]	282	224
Freddie Mac Pool #QE8026 2.50% 8/1/2052[4]	4,106	3,432
Freddie Mac Pool #QE8522 2.50% 8/1/2052[4]	704	588
Freddie Mac Pool #SD8234 2.50% 8/1/2052[4]	232	194
Freddie Mac Pool #SD7556 3.00% 8/1/2052[4]	22,058	19,370
Freddie Mac Pool #SD1766 4.00% 8/1/2052[4]	12,717	11,927
Freddie Mac Pool #SD1441 4.00% 8/1/2052[4]	1,540	1,439
Freddie Mac Pool #SD4554 4.00% 8/1/2052[4]	55	51
Freddie Mac Pool #QE7976 4.50% 8/1/2052[4]	36,641	35,119
Freddie Mac Pool #QE8579 4.50% 8/1/2052[4]	7,762	7,437
Freddie Mac Pool #SD6082 2.50% 9/1/2052[4]	796	664
Freddie Mac Pool #SD1581 2.50% 9/1/2052[4]	635	530
Freddie Mac Pool #SD8262 2.50% 9/1/2052[4]	302	251
Freddie Mac Pool #SD5931 2.50% 9/1/2052[4]	42	35
Freddie Mac Pool #SD8242 3.00% 9/1/2052[4]	12,077	10,479
Freddie Mac Pool #QF0323 4.00% 9/1/2052[4]	830	775
Freddie Mac Pool #SD8244 4.00% 9/1/2052[4]	230	215
Freddie Mac Pool #QE9497 4.50% 9/1/2052[4]	8,935	8,562
Freddie Mac Pool #SD1608 4.50% 9/1/2052[4]	5,259	5,042
Freddie Mac Pool #QF0212 4.50% 9/1/2052[4]	4,577	4,387
Freddie Mac Pool #RA7938 5.00% 9/1/2052[4]	52,142	51,304
Freddie Mac Pool #SD8271 2.50% 10/1/2052[4]	18,370	15,300
Freddie Mac Pool #SD8256 4.00% 10/1/2052[4]	9,244	8,630
Freddie Mac Pool #SD2079 4.00% 10/1/2052[4]	1,952	1,822
Freddie Mac Pool #QF2221 4.00% 10/1/2052[4]	953	890
Freddie Mac Pool #QF2023 4.00% 10/1/2052[4]	82	76
Freddie Mac Pool #QF1489 4.00% 10/1/2052[4]	15	14
Freddie Mac Pool #QF1236 4.50% 10/1/2052[4]	6,567	6,293
Freddie Mac Pool #SD2465 4.50% 10/1/2052[4]	3,463	3,319
Freddie Mac Pool #SD8265 4.00% 11/1/2052[4]	375	350
Freddie Mac Pool #SD1897 4.50% 11/1/2052[4]	134,567	131,266
Freddie Mac Pool #SD8266 4.50% 11/1/2052[4]	33,094	31,726
Freddie Mac Pool #SD1895 4.50% 11/1/2052[4]	27,484	26,851
Freddie Mac Pool #SD2602 3.00% 12/1/2052[4]	3,047	2,645
Freddie Mac Pool #SD4116 4.50% 12/1/2052[4]	35,723	34,250
Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]	53,472	52,582
Freddie Mac Pool #QF5340 5.00% 12/1/2052[4]	23,638	23,287
Freddie Mac Pool #QF5830 5.00% 12/1/2052[4]	1,140	1,124
Freddie Mac Pool #RA8303 5.50% 12/1/2052[4]	32,547	32,736
Freddie Mac Pool #SD1961 5.50% 12/1/2052[4]	5,143	5,141
American Balanced Fund — Page 22 of 83

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QF4136 5.50% 12/1/2052[4]	USD1,365	$1,366
Freddie Mac Pool #RA8309 6.00% 12/1/2052[4]	11,867	12,179
Freddie Mac Pool #SD8303 2.50% 1/1/2053[4]	570	476
Freddie Mac Pool #SD8287 4.50% 1/1/2053[4]	41,123	39,410
Freddie Mac Pool #QF5672 5.00% 1/1/2053[4]	125,843	123,766
Freddie Mac Pool #SD2571 5.00% 1/1/2053[4]	11,988	11,785
Freddie Mac Pool #QF5717 5.00% 1/1/2053[4]	1,216	1,194
Freddie Mac Pool #SD8288 5.00% 1/1/2053[4]	353	347
Freddie Mac Pool #QF5394 5.50% 1/1/2053[4]	1,392	1,395
Freddie Mac Pool #QF5680 5.50% 1/1/2053[4]	1,236	1,237
Freddie Mac Pool #QF5251 5.50% 1/1/2053[4]	622	623
Freddie Mac Pool #QF6796 5.50% 1/1/2053[4]	277	277
Freddie Mac Pool #QF7871 2.50% 2/1/2053[4]	70	58
Freddie Mac Pool #RA8625 2.50% 2/1/2053[4]	49	41
Freddie Mac Pool #QF8523 4.00% 2/1/2053[4]	1,435	1,340
Freddie Mac Pool #RA8534 5.00% 2/1/2053[4]	157,106	154,368
Freddie Mac Pool #SD8299 5.00% 2/1/2053[4]	23,612	23,200
Freddie Mac Pool #RA8544 5.50% 2/1/2053[4]	33,403	33,463
Freddie Mac Pool #QF7774 5.50% 2/1/2053[4]	3,707	3,712
Freddie Mac Pool #QF8331 5.50% 2/1/2053[4]	2,698	2,699
Freddie Mac Pool #QF7048 5.50% 2/1/2053[4]	79	79
Freddie Mac Pool #QF8056 6.00% 2/1/2053[4]	22,234	22,667
Freddie Mac Pool #QF8050 6.00% 2/1/2053[4]	8,584	8,753
Freddie Mac Pool #RA8676 2.50% 3/1/2053[4]	669	558
Freddie Mac Pool #RA8666 4.00% 3/1/2053[4]	9,833	9,180
Freddie Mac Pool #SD8305 4.00% 3/1/2053[4]	1,643	1,534
Freddie Mac Pool #QF8926 4.50% 3/1/2053[4]	3,588	3,440
Freddie Mac Pool #QF8936 4.50% 3/1/2053[4]	165	158
Freddie Mac Pool #QF8462 5.50% 3/1/2053[4]	16,662	16,664
Freddie Mac Pool #QF8552 5.50% 3/1/2053[4]	471	473
Freddie Mac Pool #QF9076 5.50% 3/1/2053[4]	75	75
Freddie Mac Pool #QF8554 5.50% 3/1/2053[4]	64	64
Freddie Mac Pool #RA9021 2.50% 4/1/2053[4]	599	500
Freddie Mac Pool #SD2716 5.00% 4/1/2053[4]	10,761	10,579
Freddie Mac Pool #SD3314 5.50% 4/1/2053[4]	53,874	54,009
Freddie Mac Pool #QG1023 5.50% 4/1/2053[4]	7,440	7,447
Freddie Mac Pool #QG0979 5.50% 4/1/2053[4]	235	235
Freddie Mac Pool #QG1387 5.50% 4/1/2053[4]	50	50
Freddie Mac Pool #RA9338 2.50% 5/1/2053[4]	24	20
Freddie Mac Pool #SD8321 4.00% 5/1/2053[4]	20,321	18,970
Freddie Mac Pool #QG2977 4.00% 5/1/2053[4]	592	553
Freddie Mac Pool #RA8647 4.50% 5/1/2053[4]	3,615	3,466
Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]	356,611	350,397
Freddie Mac Pool #SD8324 5.50% 5/1/2053[4]	163,712	163,814
Freddie Mac Pool #SD2882 5.50% 5/1/2053[4]	49,578	49,597
Freddie Mac Pool #SD3369 5.50% 5/1/2053[4]	28,991	29,009
Freddie Mac Pool #SD2861 6.00% 5/1/2053[4]	24,920	25,523
Freddie Mac Pool #SD8338 4.00% 6/1/2053[4]	5,878	5,487
Freddie Mac Pool #SD8329 5.00% 6/1/2053[4]	91,314	89,723
Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]	16,795	16,803
Freddie Mac Pool #QG4632 5.50% 6/1/2053[4]	14,400	14,419
Freddie Mac Pool #QG4732 5.50% 6/1/2053[4]	2,296	2,314
Freddie Mac Pool #SD3177 6.00% 6/1/2053[4]	37,950	38,867
Freddie Mac Pool #RA9279 6.00% 6/1/2053[4]	13,967	14,313
American Balanced Fund — Page 23 of 83

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9283 6.00% 6/1/2053[4]	USD12,350	$12,635
Freddie Mac Pool #RA9281 6.00% 6/1/2053[4]	8,647	8,846
Freddie Mac Pool #RA9284 6.00% 6/1/2053[4]	6,466	6,666
Freddie Mac Pool #RA9294 6.50% 6/1/2053[4]	2,835	2,946
Freddie Mac Pool #RA9292 6.50% 6/1/2053[4]	2,523	2,615
Freddie Mac Pool #RA9289 6.50% 6/1/2053[4]	2,341	2,447
Freddie Mac Pool #RA9288 6.50% 6/1/2053[4]	2,316	2,426
Freddie Mac Pool #RA9287 6.50% 6/1/2053[4]	1,652	1,733
Freddie Mac Pool #RA9290 6.50% 6/1/2053[4]	1,250	1,305
Freddie Mac Pool #RA9291 6.50% 6/1/2053[4]	791	819
Freddie Mac Pool #RA9295 6.50% 6/1/2053[4]	668	706
Freddie Mac Pool #SD8353 4.00% 7/1/2053[4]	18,010	16,813
Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]	401	393
Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]	71,357	71,443
Freddie Mac Pool #SD3386 5.50% 7/1/2053[4]	10,317	10,310
Freddie Mac Pool #RA9474 6.00% 7/1/2053[4]	19,909	20,356
Freddie Mac Pool #SD3432 6.00% 7/1/2053[4]	647	665
Freddie Mac Pool #SD3356 6.00% 7/1/2053[4]	489	497
Freddie Mac Pool #RA9735 2.50% 8/1/2053[4]	1,449	1,208
Freddie Mac Pool #SD8357 4.00% 8/1/2053[4]	33,930	31,675
Freddie Mac Pool #SD4999 5.00% 8/1/2053[4]	93,787	92,108
Freddie Mac Pool #QG8374 5.50% 8/1/2053[4]	29,776	29,807
Freddie Mac Pool #SD3559 5.50% 8/1/2053[4]	22,201	22,331
Freddie Mac Pool #QG9352 6.00% 8/1/2053[4]	14,913	15,255
Freddie Mac Pool #SD3512 6.00% 8/1/2053[4]	326	332
Freddie Mac Pool #RJ0147 2.50% 9/1/2053[4]	50	41
Freddie Mac Pool #SD8362 5.50% 9/1/2053[4]	51,544	51,550
Freddie Mac Pool #RA9854 6.00% 9/1/2053[4]	55,630	57,102
Freddie Mac Pool #SD3916 6.00% 9/1/2053[4]	13,978	14,307
Freddie Mac Pool #SD8363 6.00% 9/1/2053[4]	6,420	6,532
Freddie Mac Pool #SD3825 6.50% 9/1/2053[4]	145,358	150,588
Freddie Mac Pool #SD8379 4.00% 10/1/2053[4]	60	56
Freddie Mac Pool #SD4997 5.00% 10/1/2053[4]	6,097	5,991
Freddie Mac Pool #SD8368 6.00% 10/1/2053[4]	174,464	177,300
Freddie Mac Pool #SD8370 4.50% 11/1/2053[4]	3,808	3,646
Freddie Mac Pool #SD4977 5.00% 11/1/2053[4]	79,788	78,399
Freddie Mac Pool #SD8371 5.00% 11/1/2053[4]	16,750	16,458
Freddie Mac Pool #SD8372 5.50% 11/1/2053[4]	38,227	38,231
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[4]	576	597
Freddie Mac Pool #QH6797 4.00% 12/1/2053[4]	140	131
Freddie Mac Pool #QH5936 6.00% 12/1/2053[4]	8,925	9,162
Freddie Mac Pool #SD8406 4.00% 1/1/2054[4]	12,268	11,453
Freddie Mac Pool #SD6706 4.50% 1/1/2054[4]	60,954	58,367
Freddie Mac Pool #SD4614 6.50% 1/1/2054[4]	10,000	10,424
Freddie Mac Pool #SD4693 6.50% 1/1/2054[4]	4,252	4,403
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[4]	676	700
Freddie Mac Pool #SD8413 4.00% 2/1/2054[4]	165	154
Freddie Mac Pool #SD8401 5.50% 2/1/2054[4]	130	130
Freddie Mac Pool #SD8402 6.00% 2/1/2054[4]	28,196	28,679
Freddie Mac Pool #SD4975 6.00% 2/1/2054[4]	22,572	22,939
Freddie Mac Pool #SD4894 6.00% 2/1/2054[4]	12,274	12,553
Freddie Mac Pool #QI0006 6.00% 2/1/2054[4]	4,811	4,893
Freddie Mac Pool #SD4966 6.50% 2/1/2054[4]	27,378	28,386
Freddie Mac Pool #SD8424 4.00% 3/1/2054[4]	543	507
American Balanced Fund — Page 24 of 83

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8407 5.00% 3/1/2054[4]	USD12,546	$12,308
Freddie Mac Pool #SD8408 5.50% 3/1/2054[4]	47,301	47,269
Freddie Mac Pool #RJ1076 6.00% 3/1/2054[4]	25,546	26,017
Freddie Mac Pool #RJ1015 6.50% 3/1/2054[4]	2,984	3,086
Freddie Mac Pool #RJ1263 5.50% 4/1/2054[4]	27,042	27,075
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[4]	14,989	15,077
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[4]	11,202	11,216
Freddie Mac Pool #RJ1348 6.00% 4/1/2054[4]	16,366	16,742
Freddie Mac Pool #SD5303 6.00% 4/1/2054[4]	10,848	11,094
Freddie Mac Pool #QI3333 6.00% 4/1/2054[4]	6,360	6,495
Freddie Mac Pool #SD5221 6.50% 4/1/2054[4]	5,238	5,454
Freddie Mac Pool #SD8430 5.00% 5/1/2054[4]	15,596	15,319
Freddie Mac Pool #RJ1415 5.50% 5/1/2054[4]	16,829	16,963
Freddie Mac Pool #SD8432 6.00% 5/1/2054[4]	132,403	134,655
Freddie Mac Pool #RJ1431 6.00% 5/1/2054[4]	11,855	12,091
Freddie Mac Pool #SD5692 6.00% 5/1/2054[4]	8,250	8,469
Freddie Mac Pool #SD5404 6.50% 5/1/2054[4]	8,694	9,038
Freddie Mac Pool #RJ1441 6.50% 5/1/2054[4]	5,075	5,289
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[4]	29,877	29,885
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[4]	3,922	3,940
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[4]	12,865	13,117
Freddie Mac Pool #SD8439 6.00% 6/1/2054[4]	1,472	1,496
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[4]	714	730
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[4]	502	515
Freddie Mac Pool #SD5701 6.50% 6/1/2054[4]	4,823	5,037
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[4]	3,716	3,863
Freddie Mac Pool #RJ1797 6.50% 6/1/2054[4]	2,468	2,553
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[4]	1,120	1,167
Freddie Mac Pool #SD8446 5.50% 7/1/2054[4]	60,903	60,863
Freddie Mac Pool #QI8872 5.50% 7/1/2054[4]	6,618	6,619
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[4]	6,111	6,107
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[4]	78,793	80,331
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[4]	57,537	59,223
Freddie Mac Pool #SD5813 6.00% 7/1/2054[4]	22,491	23,027
Freddie Mac Pool #SD5896 6.00% 7/1/2054[4]	12,454	12,709
Freddie Mac Pool #SD5873 6.00% 7/1/2054[4]	8,087	8,245
Freddie Mac Pool #SD8447 6.00% 7/1/2054[4]	5,036	5,118
Freddie Mac Pool #QI8874 6.00% 7/1/2054[4]	3,587	3,659
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[4]	12,342	12,765
Freddie Mac Pool #SD5905 6.50% 7/1/2054[4]	4,752	4,952
Freddie Mac Pool #RJ2193 5.00% 8/1/2054[4]	10,912	10,734
Freddie Mac Pool #RJ2194 5.00% 8/1/2054[4]	8,039	7,929
Freddie Mac Pool #RJ2241 5.00% 8/1/2054[4]	7,761	7,637
Freddie Mac Pool #RJ2195 5.00% 8/1/2054[4]	7,040	6,912
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[4]	39,336	39,377
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[4]	26,511	26,574
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[4]	22,428	22,441
Freddie Mac Pool #SD6286 5.50% 8/1/2054[4]	13,063	13,139
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[4]	4,099	4,120
Freddie Mac Pool #SD8454 6.00% 8/1/2054[4]	276,984	281,485
Freddie Mac Pool #RJ2212 6.00% 8/1/2054[4]	128,769	132,200
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[4]	104,567	106,553
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[4]	60,827	62,032
Freddie Mac Pool #SD6029 6.00% 8/1/2054[4]	12,953	13,247
American Balanced Fund — Page 25 of 83

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8455 6.50% 8/1/2054[4]	USD23,811	$24,563
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[4]	20,295	21,107
Freddie Mac Pool #SD6034 6.50% 8/1/2054[4]	10,615	11,035
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[4]	7,690	7,992
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[4]	4,639	4,797
Freddie Mac Pool #SD6047 6.50% 8/1/2054[4]	3,930	4,098
Freddie Mac Pool #SD6035 6.50% 8/1/2054[4]	2,710	2,825
Freddie Mac Pool #SD8462 5.50% 9/1/2054[4]	44,677	44,648
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[4]	7,585	7,593
Freddie Mac Pool #SD6328 5.50% 9/1/2054[4]	4,743	4,782
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[4]	3,163	3,182
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[4]	2,862	2,863
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[4]	2,619	2,622
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[4]	2,043	2,042
Freddie Mac Pool #SD8463 6.00% 9/1/2054[4]	84,493	85,866
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[4]	50,491	51,499
Freddie Mac Pool #SD6578 6.00% 9/1/2054[4]	35,382	36,145
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[4]	24,850	25,413
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[4]	22,942	23,553
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[4]	21,178	21,748
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[4]	13,875	14,150
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[4]	3,403	3,547
Freddie Mac Pool #SD6271 6.50% 9/1/2054[4]	2,102	2,176
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[4]	1,830	1,898
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[4]	1,606	1,662
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[4]	1,071	1,111
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[4]	1,010	1,050
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[4]	564	584
Freddie Mac Pool #QJ5728 4.00% 10/1/2054[4]	3,073	2,868
Freddie Mac Pool #RJ2664 5.00% 10/1/2054[4]	5,773	5,667
Freddie Mac Pool #RJ2622 5.50% 10/1/2054[4]	145,165	145,988
Freddie Mac Pool #SD8469 5.50% 10/1/2054[4]	43,891	43,855
Freddie Mac Pool #QJ5370 6.00% 10/1/2054[4]	7,357	7,515
Freddie Mac Pool #QJ5733 6.00% 10/1/2054[4]	276	281
Freddie Mac Pool #SD6733 6.50% 10/1/2054[4]	279	289
Freddie Mac Pool #RJ2850 4.50% 11/1/2054[4]	22,413	21,448
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[4]	6,780	6,489
Freddie Mac Pool #RJ2860 5.00% 11/1/2054[4]	77,246	75,755
Freddie Mac Pool #RJ2836 5.00% 11/1/2054[4]	8,513	8,355
Freddie Mac Pool #RJ2917 5.50% 11/1/2054[4]	61,063	61,126
Freddie Mac Pool #RJ2913 5.50% 11/1/2054[4]	49,613	49,645
Freddie Mac Pool #RJ2845 6.00% 11/1/2054[4]	45,532	46,404
Freddie Mac Pool #RJ2922 6.00% 11/1/2054[4]	11,834	12,044
Freddie Mac Pool #RJ3017 5.00% 12/1/2054[4]	105,096	103,144
Freddie Mac Pool #RJ3163 5.00% 12/1/2054[4]	104,834	102,879
Freddie Mac Pool #QX1743 5.00% 12/1/2054[4]	11,127	10,927
Freddie Mac Pool #QX2834 5.00% 12/1/2054[4]	3,618	3,552
Freddie Mac Pool #RJ3078 5.50% 12/1/2054[4]	15,063	15,124
Freddie Mac Pool #QX1754 5.50% 12/1/2054[4]	10,164	10,165
Freddie Mac Pool #QX0376 5.50% 12/1/2054[4]	6,568	6,568
Freddie Mac Pool #QX1414 5.50% 12/1/2054[4]	198	197
Freddie Mac Pool #QX1881 6.00% 12/1/2054[4]	8,413	8,575
Freddie Mac Pool #SD8485 6.50% 12/1/2054[4]	4,047	4,176
Freddie Mac Pool #RJ3291 5.50% 1/1/2055[4]	49,251	49,454
American Balanced Fund — Page 26 of 83

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QX2812 5.50% 1/1/2055[4]	USD4,171	$4,172
Freddie Mac Pool #RJ3240 6.00% 1/1/2055[4]	164,316	167,530
Freddie Mac Pool #RJ3305 6.00% 1/1/2055[4]	47,171	48,292
Freddie Mac Pool #RJ3301 6.00% 1/1/2055[4]	1,924	1,975
Freddie Mac Pool #RJ3241 6.50% 1/1/2055[4]	45,691	47,562
Freddie Mac Pool #SD8486 6.50% 1/1/2055[4]	299	309
Freddie Mac Pool #RJ3264 4.50% 2/1/2055[4]	13,251	12,685
Freddie Mac Pool #SD8507 6.00% 2/1/2055[4]	7,335	7,454
Freddie Mac Pool #SD8525 6.00% 4/1/2055[4]	26,970	27,404
Freddie Mac Pool #SD8526 6.50% 4/1/2055[4]	1,039	1,071
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032[4]	49,523	43,477
Freddie Mac, Series T041, Class 3A, 4.382% 7/25/2032[4,5]	646	586
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[4]	31	32
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[4]	2,787	2,774
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[4]	814	812
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[4]	999	994
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 8/25/2025[4,5]	16,665	16,584
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[4]	27,045	26,791
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[4]	45,775	47,559
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[4]	26,791	23,544
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[4]	11,551	10,100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[4,5]	12,502	11,731
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[4]	4,400	4,104
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[4,5]	7,587	7,219
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[4]	28,869	27,012
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[4,5]	27,824	25,959
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[4,5]	6,273	5,665
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[4]	5,231	4,729
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[4]	16,885	16,216
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[4]	12,831	11,494
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[4]	45,747	43,641
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[4]	29,233	27,145
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[4]	13,986	12,357
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[4]	5,841	5,689
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[4]	24,325	23,476
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[4]	21,864	21,222
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[4]	8,041	7,638
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[4]	3,934	3,620
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[4]	1,427	1,250
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[4]	10,564	10,171
Government National Mortgage Assn. 3.00% 4/1/2055[4,7]	36,475	32,312
Government National Mortgage Assn. 3.50% 4/1/2055[4,7]	3,194	2,923
Government National Mortgage Assn. 4.00% 4/1/2055[4,7]	216,328	202,527
Government National Mortgage Assn. 5.00% 4/1/2055[4,7]	39,474	38,831
Government National Mortgage Assn. 5.50% 4/1/2055[4,7]	172,916	173,299
Government National Mortgage Assn. 3.50% 5/1/2055[4,7]	56,813	51,864
Government National Mortgage Assn. 4.00% 5/1/2055[4,7]	113,355	106,114
Government National Mortgage Assn. Pool #004291 6.00% 11/20/2038[4]	644	675
Government National Mortgage Assn. Pool #783219 4.00% 1/15/2041[4]	2,685	2,578
Government National Mortgage Assn. Pool #MA1601 4.00% 1/20/2044[4]	31	29
Government National Mortgage Assn. Pool #MA3107 4.50% 9/20/2045[4]	55	54
Government National Mortgage Assn. Pool #MA3175 4.50% 10/20/2045[4]	2,364	2,317
Government National Mortgage Assn. Pool #MA3873 3.00% 8/20/2046[4]	18,145	16,311
Government National Mortgage Assn. Pool #MA4587 4.00% 7/20/2047[4]	8,554	8,112
American Balanced Fund — Page 27 of 83

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA4653 4.00% 8/20/2047[4]	USD1,527	$1,442
Government National Mortgage Assn. Pool #MA4779 4.00% 10/20/2047[4]	1,798	1,697
Government National Mortgage Assn. Pool #MA4901 4.00% 12/20/2047[4]	14,501	13,709
Government National Mortgage Assn. Pool #MA5078 4.00% 3/20/2048[4]	15,929	15,062
Government National Mortgage Assn. Pool #MA5191 3.50% 5/20/2048[4]	17,563	16,198
Government National Mortgage Assn. Pool #MA5193 4.50% 5/20/2048[4]	2,883	2,806
Government National Mortgage Assn. Pool #MA5528 4.00% 10/20/2048[4]	371	349
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[4]	1,026	998
Government National Mortgage Assn. Pool #MA5816 3.50% 3/20/2049[4]	17,813	16,405
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[4]	759	738
Government National Mortgage Assn. Pool #MA5987 4.50% 6/20/2049[4]	302	294
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[4]	422	410
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[4]	3,508	3,398
Government National Mortgage Assn. Pool #MA6341 4.50% 12/20/2049[4]	296	288
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[4]	108,427	88,779
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[4]	199	169
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[4]	94,820	77,638
Government National Mortgage Assn. Pool #MA7140 4.50% 1/20/2051[4]	299	290
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[4]	6,816	6,630
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[4]	76,938	65,691
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[4]	18,369	15,404
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[4]	6,602	5,537
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[4]	2,125	1,793
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[4]	12,584	10,745
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[4]	60,600	51,742
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[4]	1,810	1,535
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[4]	38,802	33,130
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[4]	592	503
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[4]	426	358
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[4]	6,255	5,341
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[4]	28,444	25,221
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[4]	119,496	109,683
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[4]	344	293
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[4]	36,679	32,522
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[4]	21,238	19,482
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[4]	37,282	34,199
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[4]	205,779	193,380
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[4]	17,262	15,835
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[4]	1,912	1,792
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[4]	20,111	18,849
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[4]	18,064	16,933
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[4]	11,734	11,009
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053[4]	730	721
Government National Mortgage Assn. Pool #MA8943 3.00% 6/20/2053[4]	656	582
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[4]	18,004	17,307
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[4]	39,216	38,634
Government National Mortgage Assn. Pool #MA9105 5.00% 8/20/2053[4]	28,321	27,899
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[4]	46,415	44,599
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[4]	137,366	135,313
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[4]	56,235	52,706
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054[4]	106	97
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[4]	148,848	139,394
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055[4]	1,160	1,086
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055[4]	123,008	115,195
American Balanced Fund — Page 28 of 83

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055[4]	USD73,494	$68,826
Government National Mortgage Assn. Pool #710085 4.94% 9/20/2061[4]	2	2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]	31,059	22,914
Uniform Mortgage-Backed Security 2.00% 4/1/2040[4,7]	29,000	26,214
Uniform Mortgage-Backed Security 2.50% 4/1/2040[4,7]	58,081	53,745
Uniform Mortgage-Backed Security 3.50% 4/1/2040[4,7]	40,000	38,483
Uniform Mortgage-Backed Security 4.00% 4/1/2040[4,7]	41,500	40,438
Uniform Mortgage-Backed Security 2.00% 5/1/2040[4,7]	100,000	90,374
Uniform Mortgage-Backed Security 2.00% 4/1/2055[4,7]	108,671	86,381
Uniform Mortgage-Backed Security 3.00% 4/1/2055[4,7]	1,118	969
Uniform Mortgage-Backed Security 3.50% 4/1/2055[4,7]	58,649	52,899
Uniform Mortgage-Backed Security 4.00% 4/1/2055[4,7]	49,665	46,282
Uniform Mortgage-Backed Security 4.50% 4/1/2055[4,7]	72,683	69,530
Uniform Mortgage-Backed Security 5.00% 4/1/2055[4,7]	1,125	1,103
Uniform Mortgage-Backed Security 5.50% 4/1/2055[4,7]	7,096	7,088
Uniform Mortgage-Backed Security 6.00% 4/1/2055[4,7]	50,235	51,029
Uniform Mortgage-Backed Security 6.50% 4/1/2055[4,7]	37,277	38,443
Uniform Mortgage-Backed Security 7.00% 4/1/2055[4,7]	305,488	319,334
Uniform Mortgage-Backed Security 2.00% 5/1/2055[4,7]	23,340	18,554
Uniform Mortgage-Backed Security 2.50% 5/1/2055[4,7]	881,045	732,670
Uniform Mortgage-Backed Security 3.00% 5/1/2055[4,7]	44,994	38,990
Uniform Mortgage-Backed Security 3.50% 5/1/2055[4,7]	415,607	374,617
Uniform Mortgage-Backed Security 4.00% 5/1/2055[4,7]	77,439	72,051
Uniform Mortgage-Backed Security 4.50% 5/1/2055[4,7]	196,563	187,937
Uniform Mortgage-Backed Security 5.00% 5/1/2055[4,7]	109,205	106,945
Uniform Mortgage-Backed Security 5.50% 5/1/2055[4,7]	11,355	11,331
Uniform Mortgage-Backed Security 6.00% 5/1/2055[4,7]	1,074,541	1,090,514
Uniform Mortgage-Backed Security 6.50% 5/1/2055[4,7]	1,141,609	1,176,370
Uniform Mortgage-Backed Security 7.00% 5/1/2055[4,7]	248,938	260,172
Uniform Mortgage-Backed Security 5.00% 6/1/2055[4,7]	51,873	50,765
		24,050,944
Commercial mortgage-backed securities 1.24%
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[4,8]	4,557	4,336
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[4,8]	21,941	21,335
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.011% 7/15/2041[4,5,8]	3,356	3,353
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.167% 11/10/2029[4,5,8]	8,855	9,110
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058[4,5]	53,840	56,032
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class ASB, 5.746% 3/15/2032[4,5]	5,000	5,210
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[4,5]	6,319	6,278
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[4]	3,422	3,312
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[4]	405	390
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[4]	5,575	5,354
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[4]	2,860	2,890
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056[4,5]	4,739	4,919
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[4]	21,470	22,581
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,5]	6,605	7,019
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[4]	27,528	28,333
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[4]	9,565	9,970
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057[4]	40,446	42,133
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[4,5]	36,065	37,593
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[4,5]	13,271	13,686
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[4]	795	774
American Balanced Fund — Page 29 of 83

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[4]	USD489	$473
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[4,5]	9,618	9,479
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[4]	5,772	5,345
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[4]	8,720	8,194
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[4]	17,962	15,957
Bank5, Series 2025-5YR14, Class AS, 6.072% 4/15/2058[4]	22,089	22,751
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[4,5]	1,960	1,919
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[4]	13,312	13,696
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[4,5]	7,890	8,378
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[4]	12,680	12,971
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[4]	11,250	10,927
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[4,5]	3,812	3,697
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[4]	9,988	9,690
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[4]	17,048	15,035
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[4,5]	11,156	10,961
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[4]	21,652	18,519
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053[4]	3,950	3,363
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054[4]	6,710	5,610
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[4]	2,138	1,856
Benchmark Mortgage Trust, Series 2021-B28, Class A5, 2.224% 8/15/2054[4]	4,870	4,153
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[4]	8,840	7,682
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[4,5]	8,696	9,121
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[4]	8,000	7,390
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[4]	22,993	23,659
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[4,5]	4,080	4,215
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[4]	4,287	4,359
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057[4]	23,565	24,547
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[4]	6,948	7,195
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058[4]	20,440	21,126
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2058[4]	8,011	8,287
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.804% 8/15/2026[4,5,8]	15,759	15,724
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[4,5]	7,920	7,954
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[4]	4,929	5,135
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[4,5]	44,520	46,646
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[4,5]	25,283	26,776
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056[4,5]	2,210	2,337
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[4,5]	26,680	28,575
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057[4]	2,293	2,332
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057[4,5]	48,510	49,966
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,5]	10,030	10,338
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058[4]	31,845	33,041
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058[4,5]	3,714	3,854
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.691% 6/15/2041[4,5,8]	14,969	14,970
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.24% 8/15/2041[4,5,8]	18,000	18,110
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.217% 4/15/2037[4,5,8]	33,495	33,546
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.669% 12/15/2039[4,5,8]	28,150	28,119
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 6.019% 12/15/2039[4,5,8]	4,162	4,158
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.761% 11/15/2026[4,5,8]	47,161	47,116
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 6.061% 11/15/2026[4,5,8]	8,829	8,823
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.761% 4/15/2029[4,5,8]	21,130	21,197
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.86% 5/15/2034[4,5,8]	41,921	41,878
American Balanced Fund — Page 30 of 83

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.023% 9/15/2034[4,5,8]	USD41,010	$40,745
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.134% 9/15/2036[4,5,8]	43,661	43,301
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.384% 9/15/2036[4,5,8]	1,123	1,112
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.333% 10/15/2036[4,5,8]	73,046	72,895
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.731% 10/15/2036[4,5,8]	23,226	23,167
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.81% 4/15/2037[4,5,8]	18,727	18,741
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.158% 4/15/2037[4,5,8]	2,979	2,984
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.104% 6/15/2038[4,5,8]	32,461	32,350
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.284% 11/15/2038[4,5,8]	39,036	38,944
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.309% 2/15/2039[4,5,8]	20,501	20,310
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.01% 8/15/2039[4,5,8]	117,752	117,945
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.77% 8/15/2039[4,5,8]	954	953
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041[4,5,8]	62,992	63,022
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.862% 11/15/2041[4,5,8]	40,578	40,667
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.211% 11/15/2041[4,5,8]	12,691	12,723
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042[4,8]	9,605	9,852
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.507% 3/15/2035[4,5,8]	11,185	11,194
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.21% 7/15/2041[4,5,8]	15,062	15,089
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.66% 7/15/2041[4,5,8]	11,339	11,364
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[4,5,8]	36,135	35,927
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[4]	12,890	12,404
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,8]	20,000	20,765
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,5,8]	55,899	57,133
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class B, 6.048% 10/12/2040[4,5,8]	9,877	10,021
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[4,5,8]	4,900	4,910
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[4]	2,395	2,355
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[4]	800	782
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[4]	7,376	7,365
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[4]	323	322
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[4,5]	1,000	956
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[4,8]	36,773	37,712
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[4,8]	7,074	7,276
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[4,5,8]	12,887	12,973
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[4,5,8]	5,439	5,612
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[4]	550	536
ELM Trust 2024, Series 2024-ELM, Class A10, 5.414% 6/10/2039[4,5,8]	13,140	13,318
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[4,5,8]	14,463	14,658
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.514% 7/15/2038[4,5,8]	20,031	20,025
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.814% 7/15/2038[4,5,8]	12,469	12,464
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.134% 7/15/2038[4,5,8]	9,489	9,486
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.684% 7/15/2038[4,5,8]	4,177	4,177
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.769% 12/15/2029[4,5,8]	16,204	16,218
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[4,8]	12,117	12,459
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.13% 8/15/2039[4,5,8]	18,000	18,064
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[4,8]	21,824	18,814
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.01% 5/15/2041[4,5,8]	46,773	46,831
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 11/10/2048[4]	601	598
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[4,5,8]	5,265	5,256
American Balanced Fund — Page 31 of 83

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[4,5,8]	USD9,579	$9,679
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[4]	11,268	10,847
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[4]	405	390
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[4]	19,842	17,629
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[4]	9,914	8,453
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.713% 3/15/2042[4,5,8]	35,922	35,844
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 6.062% 3/15/2042[4,5,8]	8,085	8,060
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.362% 3/15/2042[4,5,8]	1,267	1,264
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.911% 3/15/2042[4,5,8]	5,432	5,420
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045[4,5,8]	83,270	84,537
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[4,5,8]	2,956	2,979
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040[4,5,8]	87,371	88,999
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.65% 3/15/2042[4,5,8]	19,965	19,890
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[4]	2,520	2,447
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[4]	930	895
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[4,8]	34,220	31,695
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[4,8]	8,773	7,784
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[4,5,8]	2,318	2,004
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[4,5]	8,015	7,853
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.912% 11/15/2039[4,5,8]	26,359	26,378
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[4,8]	59,217	55,235
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.235% 4/15/2038[4,5,8]	4,914	4,904
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[4]	1	1
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[4]	939	937
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[4]	972	952
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[4]	2,490	2,429
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.793% 4/15/2055[4,5]	1,460	1,338
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.34% 11/25/2053[4,5,8]	16,412	17,087
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.286% 2/10/2047[4,5,8]	17,614	18,104
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.533% 2/10/2047[4,5,8]	2,463	2,518
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B, (1-month USD CME Term SOFR + 1.692%) 6.002% 2/15/2042[4,5,8]	11,881	11,784
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.711% 5/15/2039[4,5,8]	23,537	23,452
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[4,8]	21,946	18,883
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.164% 11/15/2038[4,5,8]	22,866	22,734
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.319% 1/15/2039[4,5,8]	54,009	53,637
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.762% 3/15/2042[4,5,8]	61,822	61,237
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class B, (1-month USD CME Term SOFR + 1.842%) 6.162% 3/15/2042[4,5,8]	9,804	9,717
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.811% 11/15/2041[4,5,8]	38,000	38,054
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 6.161% 11/15/2041[4,5,8]	7,053	7,053
American Balanced Fund — Page 32 of 83

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 6.56% 11/15/2041[4,5,8]	USD1,728	$1,728
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[4]	8,112	8,068
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[4]	455	442
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[4]	10,015	9,810
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[4]	4,008	3,725
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[4,5]	6,450	6,058
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[4]	3,008	3,148
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[4]	11,965	12,471
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.146% 11/15/2057[4,5]	15,633	16,182
Wells Fargo Commercial Mortgage Trust, Series 2025-C64, Class A5, 5.645% 2/15/2058[4]	3,675	3,822
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[4]	795	777
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.108% 11/15/2027[4,5,8]	65,442	65,471
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037[4,5,8]	8,656	8,840
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037[4,5,8]	3,712	3,784
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037[4,5,8]	5,353	5,473
		2,895,435
Collateralized mortgage-backed obligations (privately originated) 0.95%
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028)[4,8,9]	8,022	8,065
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[4,8,9]	22,961	23,001
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[4,8,9]	19,434	19,378
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[4,5,8]	4,143	3,717
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[4,8]	360	343
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[4,8,9]	13,372	12,747
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[4,8,9]	8,015	7,718
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[4,5,8]	6,921	6,404
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[4,5,8]	2,507	2,336
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[4,5,8]	2,207	2,155
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[4,8]	1,741	1,587
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027)[4,8,9]	29,552	29,820
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028)[4,8,9]	16,682	16,760
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028)[4,8,9]	34,909	35,009
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064[4,8,9]	46,920	47,054
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[4,8,9]	8,452	8,471
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[4,5,8]	1,185	1,174
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,5,8]	9,990	9,869
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[4,5,8]	58,867	57,499
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028)[4,8,9]	6,555	6,406
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064[4,5,8]	11,675	10,292
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064[4,5,8]	7,415	6,584
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 6.901% 12/25/2033[4,5]	220	225
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[4,5,8]	23,445	22,082
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028)[4,8,9]	15,148	14,915
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[4,5,8]	538	501
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027)[4,8,9]	5,985	6,074
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[4,8,9]	10,093	10,096
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[4,5,8]	10,747	9,559
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.44% 3/25/2042[4,5,8]	3,124	3,171
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.74% 12/25/2042[4,5,8]	31,672	32,349
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.64% 1/25/2043[4,5,8]	USD18,438	$18,828
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.89% 5/25/2043[4,5,8]	75,090	79,248
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.24% 6/25/2043[4,5,8]	11,435	11,524
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.44% 6/25/2043[4,5,8]	46,402	48,371
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.04% 7/25/2043[4,5,8]	11,783	11,822
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (30-day Average USD-SOFR + 2.70%) 7.04% 7/25/2043[4,5,8]	34,732	35,714
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.84% 10/25/2043[4,5,8]	4,429	4,434
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.39% 1/25/2044[4,5,8]	4,364	4,357
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.14% 1/25/2044[4,5,8]	6,104	6,129
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 2/25/2044[4,5,8]	3,182	3,179
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.14% 2/25/2044[4,5,8]	6,661	6,683
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.44% 5/25/2044[4,5,8]	2,038	2,035
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.99% 5/25/2044[4,5,8]	3,348	3,356
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.49% 9/25/2044[4,5,8]	6,676	6,673
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.94% 9/25/2044[4,5,8]	3,843	3,843
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.34% 2/25/2045[4,5,8]	3,551	3,550
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.49% 2/25/2045[4,5,8]	6,824	6,824
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[4,8]	6,904	6,788
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[4]	51	52
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[4]	174	176
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[4]	582	584
Fannie Mae Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.29% 1/25/2045[4,5,8]	7,140	7,116
FARM Mortgage Trust, Series 2024-1, Class A1, 4.712% 10/1/2053[4,5,8]	6,210	6,087
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.193% 8/1/2054[4,5,8]	11,416	11,359
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.193% 8/1/2054[4,5,8]	7,406	7,295
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[4,8]	11,346	13,329
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[4,8]	50,765	58,620
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[4,5,8]	15,004	12,307
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[4,5,8]	16,878	13,823
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.64% 2/25/2042[4,5,8]	3,697	3,699
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.34% 4/25/2042[4,5,8]	4,287	4,319
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.24% 4/25/2042[4,5,8]	4,587	4,720
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.69% 5/25/2042[4,5,8]	USD13,523	$14,057
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.29% 6/25/2042[4,5,8]	6,510	6,645
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 8.84% 6/25/2042[4,5,8]	7,690	8,175
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.49% 9/25/2042[4,5,8]	2,112	2,131
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.69% 2/25/2044[4,5,8]	6,167	6,184
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.54% 5/25/2044[4,5,8]	5,858	5,860
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.59% 5/25/2044[4,5,8]	47,568	47,636
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.34% 10/25/2044[4,5,8]	8,039	8,026
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.39% 10/25/2044[4,5,8]	8,472	8,468
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.79% 10/25/2044[4,5,8]	2,570	2,571
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.29% 1/25/2045[4,5,8]	12,167	12,145
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[4,8,9]	5,572	5,610
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[4,5,8]	19,259	17,381
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[4,8,9]	4,257	4,111
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[4,8]	14,431	13,816
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[4,8,9]	14,765	14,839
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028)[4,8,9]	7,782	7,816
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[4,8,9]	4,658	4,692
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[4,8,9]	7,268	7,283
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047[4,5,8]	90,284	90,162
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055[4,5,8]	7,494	7,563
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061[4,8]	5,066	5,064
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[4,8,9]	9,906	9,887
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[4,8,9]	18,128	18,212
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[4,5,8]	19,979	20,253
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[4,8,9]	17,351	17,549
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[4,5,8]	491	480
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 5/25/2065[4,8,9]	17,455	17,591
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,8]	2,510	2,323
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.647% 3/25/2053[4,5,8]	7,008	6,872
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[4,8,9]	4,595	4,615
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[4,8,9]	8,080	8,156
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.672% 4/25/2053[4,5,8]	9,713	9,598
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026)[4,8,9]	38,534	38,143
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[4,8,9]	43,883	44,120
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[4,8,9]	22,524	22,674
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028)[4,8,9]	6,870	6,950
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[4,8,9]	7,664	7,736
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[4,8,9]	33,383	33,700
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[4,8,9]	41,669	42,200
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[4,8,9]	USD14,670	$14,601
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[4,8,9]	12,897	13,027
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[4,8,9]	12,578	12,651
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029)[4,8,9]	28,788	29,045
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028)[4,8,9]	43,515	43,603
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[4,5,8]	8,092	8,165
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[4,5,8]	14,771	12,897
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029[4,8,9]	12,820	11,846
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[4,8,9]	8,057	7,462
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[4,8]	16,737	16,662
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[4,8]	18,836	18,222
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[4,8]	7,453	7,255
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[4,8]	17,223	16,279
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[4,8]	14,484	13,625
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041[4,5,8]	5,757	5,269
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[4,5,8]	3,551	3,327
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[4,8]	50,496	46,945
Progress Residential Trust, Series 2025-SFR1, Class B, 3.65% 2/17/2042[4,8]	8,757	8,189
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042[4,8]	6,360	5,885
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.069% 10/17/2041[4,5,8]	40,290	40,553
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.77% 2/17/2042[4,5,8]	7,495	7,522
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[4,5,8]	1,969	1,957
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[4,5,8]	463	462
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.012% 5/25/2055[4,5,8]	9,945	9,739
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056[4,5,8]	5,156	5,110
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[4,5,8]	8,460	8,235
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[4,5,8]	9,394	9,202
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057[4,5,8]	13,191	12,941
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[4,5,8]	1,673	1,635
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[4,8]	436	395
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.76% 11/25/2060[4,5,8]	6,124	5,882
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[4,8]	15,386	14,752
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.129% 7/25/2065[4,5,8]	6,357	6,418
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.129% 7/25/2065[4,5,8]	2,680	2,692
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[4,8]	2,166	2,092
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[4,8]	3,433	3,414
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,8]	7,964	8,013
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,8]	1,718	1,716
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[4,8]	3,462	3,485
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041[4,8]	5,757	5,693
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041[4,8]	1,893	1,866
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[4,8]	33,687	33,155
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041[4,8]	9,692	9,604
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041[4,8]	27,406	26,683
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[4,8,9]	7,715	7,717
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[4,8,9]	2,052	2,057
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027)[4,8,9]	5,181	5,190
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[4,8,9]	19,247	19,400
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[4,8,9]	44,123	44,547
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[4,8,9]	28,388	28,767
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[4,8,9]	8,968	9,083
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/28)[4,8,9]	3,166	3,194
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[4,8,9]	USD3,889	$3,927
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[4,8,9]	10,317	10,362
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028)[4,8,9]	3,214	3,225
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069[4,5,8]	5,953	5,920
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[4,8,9]	15,491	15,474
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[4,5,8]	15,281	15,260
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028)[4,8,9]	5,377	5,363
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069[4,5,8]	13,440	13,460
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070[4,5,8]	54,463	54,626
Verus Securitization Trust, Series 2025-1, Class A2, 5.773% 1/25/2070 (6.773% on 1/1/2029)[4,8,9]	7,096	7,098
		2,206,340
Total mortgage-backed obligations		29,152,719
Corporate bonds, notes & loans 7.64% Financials 3.31%
AerCap Ireland Capital DAC 6.50% 7/15/2025	348	349
AerCap Ireland Capital DAC 1.75% 1/30/2026	1,620	1,582
AerCap Ireland Capital DAC 2.45% 10/29/2026	9,689	9,365
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[8,9]	41,000	41,608
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[8,9]	23,775	25,109
Ally Financial, Inc. 8.00% 11/1/2031	3,187	3,548
Ally Financial, Inc. 8.00% 11/1/2031	2,250	2,508
Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034)[9]	32,000	31,818
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[9]	EUR5,663	6,462
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[9]	11,265	13,466
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[9]	11,380	12,996
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[9]	USD18,805	18,989
American Express Co. 2.55% 3/4/2027	13,925	13,462
American Express Co. 5.85% 11/5/2027	3,900	4,041
American Express Co. (USD-SOFR + 0.93%) 5.27% 7/26/2028[5]	20,000	20,134
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[9]	18,496	19,996
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[9]	15,687	15,145
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035)[9]	31,754	32,114
American International Group, Inc. 5.125% 3/27/2033	19,135	19,173
American International Group, Inc. 4.375% 6/30/2050	169	140
Aon North America, Inc. 5.15% 3/1/2029	15,000	15,270
Aon North America, Inc. 5.45% 3/1/2034	5,000	5,093
Arthur J. Gallagher & Co. 4.85% 12/15/2029	30,000	30,221
Arthur J. Gallagher & Co. 5.15% 2/15/2035	22,682	22,497
Arthur J. Gallagher & Co. 3.50% 5/20/2051	280	195
Arthur J. Gallagher & Co. 5.55% 2/15/2055	10,991	10,555
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[8]	4,676	5,029
Banco de Credito Social Cooperativo, SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028)[9]	EUR6,200	7,623
Banco de Credito Social Cooperativo, SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029)[9]	23,800	26,395
Banco Santander, SA 5.147% 8/18/2025	USD9,200	9,217
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[9]	20,600	19,726
Banco Santander, SA 5.565% 1/17/2030	92,000	94,467
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	15,845	14,689
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[9]	2,713	2,662
American Balanced Fund — Page 37 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[9]	USD19,918	$19,993
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[9]	4,654	4,635
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[9]	18,200	18,349
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[9]	42,684	41,376
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[9]	38,230	35,358
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[9]	14,696	15,233
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[9]	18,663	17,211
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030)[9]	31,550	31,993
Bank of America Corp. 2.496% 2/13/2031 (3-month USD CME Term SOFR + 1.252% on 2/13/2030)[9]	2,315	2,079
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	2,975	2,559
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	21,546	18,444
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[9]	57,485	49,118
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]	37,749	37,938
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[9]	9,226	9,631
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035)[9]	38,529	39,227
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[8,9]	5,000	5,035
Bank of Montreal 5.203% 2/1/2028	5,000	5,092
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[9]	15,000	15,080
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[9]	18,829	19,451
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2028)[9]	4,444	4,453
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[9]	27,889	28,294
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030)[9]	14,393	14,524
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[9]	20,000	20,216
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[9]	5,613	5,495
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[9]	14,993	15,201
Bank of Nova Scotia (The) 5.40% 6/4/2027	10,000	10,204
Bank of Nova Scotia (The) 5.25% 6/12/2028	20,000	20,460
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY1,700,000	11,257
Banque Federative du Credit Mutuel 5.088% 1/23/2027[8]	USD20,000	20,182
Barclays Bank PLC 7.437% 11/2/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 11/2/2032)[9]	25,000	27,915
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[9]	25,000	25,310
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[9]	10,000	10,517
Barclays PLC 5.367% 2/25/2031 (USD-SOFR + 1.23% on 2/25/2030)[9]	20,000	20,226
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[8]	7,000	7,240
Blackstone, Inc. 5.00% 12/6/2034	13,000	12,822
BNP Paribas SA 4.375% 9/28/2025[8]	5,700	5,678
BNP Paribas SA 4.375% 5/12/2026[8]	6,350	6,317
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[8,9]	36,352	35,005
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[8,9]	41,588	38,033
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[8,9]	83,320	84,825
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029)[8,9]	3,708	3,748
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[8,9]	5,501	4,839
BPCE SA 1.00% 1/20/2026[8]	8,345	8,120
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[8,9]	12,975	12,763
BPCE SA 0.895% 12/14/2026	JPY400,000	2,647
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[8,9]	USD22,514	22,720
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[8,9]	28,000	29,503
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[8,9]	22,000	22,439
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030)[8,9]	57,500	58,918
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[8,9]	1,750	1,767
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[8,9]	40,000	41,386
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[8,9]	3,600	3,735
American Balanced Fund — Page 38 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[8,9]	USD51,174	$52,506
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[8,9]	600	652
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[8,9]	8,050	8,323
Canadian Imperial Bank of Commerce 5.144% 4/28/2025	10,000	10,004
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	15,000	15,226
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	15,000	15,659
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028)[9]	25,000	25,096
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029)[9]	8,481	8,409
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030)[9]	20,000	20,264
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[9]	22,000	22,007
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[9]	16,951	17,010
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[9]	6,835	6,984
Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[9]	35,961	36,413
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[9]	21,548	22,012
Charles Schwab Corp. (The) 3.45% 2/13/2026	1,616	1,603
Charles Schwab Corp. (The) 2.45% 3/3/2027	1,420	1,371
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[9]	12,000	12,390
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[9]	20,000	21,104
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[9]	15,000	15,973
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	10,606	9,313
Chubb INA Holdings, LLC 5.00% 3/15/2034	17,193	17,219
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[9]	48,294	48,529
Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026)[9]	5,000	4,857
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[9]	19,351	18,644
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027)[9]	10,649	10,522
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[9]	15,570	15,135
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028)[9]	55,250	55,379
Citigroup, Inc. 4.075% 4/23/2029 (3-month USD CME Term SOFR + 1.454% on 4/23/2028)[9]	30,000	29,505
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[9]	26,597	26,948
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[9]	88,908	87,732
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	3,100	2,856
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[9]	5,229	4,720
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[9]	81,158	72,302
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[9]	21,398	18,282
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[9]	12,294	12,059
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]	6,900	7,075
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[9]	58,239	59,837
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[9]	45,156	45,989
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[9]	16,750	17,833
CME Group, Inc. 3.75% 6/15/2028	2,230	2,202
Corebridge Financial, Inc. 3.50% 4/4/2025	7,305	7,304
Corebridge Financial, Inc. 3.65% 4/5/2027	15,044	14,784
Corebridge Financial, Inc. 3.85% 4/5/2029	10,219	9,885
Corebridge Financial, Inc. 3.90% 4/5/2032	1,707	1,579
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,358
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,329
Corebridge Global Funding 5.75% 7/2/2026[8]	5,569	5,653
Corebridge Global Funding 4.65% 8/20/2027[8]	15,470	15,525
Corebridge Global Funding 4.90% 1/7/2028[8]	14,090	14,225
Corebridge Global Funding 5.20% 6/24/2029[8]	15,000	15,253
Corebridge Global Funding 4.90% 12/3/2029[8]	15,000	15,008
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[8,9]	17,106	17,002
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[8,9]	13,656	13,284
Crédit Agricole SA 4.631% 9/11/2028 (USD-SOFR + 1.21% on 9/11/2027)[8,9]	10,125	10,098
American Balanced Fund — Page 39 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025)[8,9]	USD30,000	$30,213
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[8,9]	37,800	36,235
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[8,9]	14,225	14,126
Deutsche Bank AG 4.10% 1/13/2026	21,547	21,459
Deutsche Bank AG 4.10% 1/13/2026	5,139	5,117
Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025)[9]	8,105	8,132
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[9]	6,876	6,753
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[9]	78,004	74,979
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[9]	150,778	145,070
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[9]	48,842	49,599
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]	74,614	78,123
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[9]	55,895	59,289
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[9]	12,476	12,420
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[9]	29,035	26,710
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[8,9]	41,250	41,490
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[9]	EUR25,426	30,331
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[9]	11,040	12,925
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[9]	2,383	2,621
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[9]	49,115	56,216
Fidelity National Information Services, Inc. 3.10% 3/1/2041	USD1,085	794
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[9]	4,290	4,486
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[9]	3,499	3,492
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[9]	58,605	60,013
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030)[9]	76,586	76,681
Fiserv, Inc. 3.50% 7/1/2029	1,077	1,024
Five Corners Funding Trust III 5.791% 2/15/2033[8]	7,000	7,226
Five Corners Funding Trust IV 5.997% 2/15/2053[8]	384	390
GA Global Funding Trust 5.50% 4/1/2032[8]	30,000	30,240
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[9]	15,000	14,550
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[9]	9,437	9,030
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[9]	33,244	31,894
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[9]	50,192	48,463
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[9]	17,830	17,506
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[9]	25,275	26,080
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[9]	23,639	23,840
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[9]	79,350	78,878
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030)[9]	20,229	20,509
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[9]	9,645	8,171
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[9]	7,555	6,532
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]	76,396	67,359
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[9]	732	742
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[9]	3,250	3,302
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[9]	18,878	19,193
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027)[9]	13,250	14,084
HSBC Holdings PLC 5.13% 11/19/2028 (USD-SOFR + 1.04% on 11/19/2027)[9]	54,000	54,447
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[9]	33,335	30,553
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030)[9]	6,769	6,792
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[9]	4,000	3,500
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[9]	4,307	3,746
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035)[9]	68,428	68,202
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[9]	2,022	2,156
American Balanced Fund — Page 40 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030)[9]	USD20,000	$20,217
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[9]	45,000	45,919
Intercontinental Exchange, Inc. 5.25% 6/15/2031	13,320	13,664
Intesa Sanpaolo SpA 7.00% 11/21/2025[8]	2,550	2,583
Intesa Sanpaolo SpA 3.875% 7/14/2027[8]	70,094	68,633
Intesa Sanpaolo SpA 3.875% 1/12/2028[8]	43,573	42,389
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[8,9]	24,225	27,832
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[8,9]	16,555	18,404
Jackson National Life Global Funding 5.35% 1/13/2030[8]	36,000	36,758
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]	27,833	27,812
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[9]	13,649	13,253
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[9]	20,000	20,476
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[9]	21,182	21,370
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[9]	6,992	6,794
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[9]	25,109	25,614
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[9]	13,860	13,794
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[9]	27,745	27,996
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[9]	33,582	33,802
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[9]	32,983	32,956
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[9]	12,599	12,434
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[9]	21,519	21,961
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[9]	18,342	19,207
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[9]	33,925	34,999
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[9]	7,591	7,661
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[9]	29,611	29,423
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[9]	102	92
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030)[9]	1,805	1,534
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[9]	7,462	7,495
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[9]	3,675	3,598
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035)[9]	12,622	12,899
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[8,9]	7,675	7,887
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029)[8,9]	18,322	18,336
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[8,9]	9,200	9,746
KfW 0.375% 7/18/2025	7,671	7,581
KfW 5.125% 9/29/2025	40,003	40,151
Kookmin Bank 5.375% 5/8/2027[8]	19,600	20,017
Korea Exchange Bank 5.375% 4/23/2027[8]	8,750	8,935
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[9]	1,000	967
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[9]	35,000	35,583
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[9]	8,800	8,916
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[9]	36,042	35,428
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[9]	4,050	4,178
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029)[9]	14,229	14,664
American Balanced Fund — Page 41 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[9]	USD3,088	$3,125
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[9]	39,269	42,316
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[9]	42,000	43,515
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[9]	27,184	26,278
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	3,750	3,738
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	7,010	6,196
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	28,000	28,107
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	9,250	9,157
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	8,250	7,971
Mastercard, Inc. 4.875% 3/9/2028	842	858
Mastercard, Inc. 4.35% 1/15/2032	18,931	18,602
Mastercard, Inc. 4.85% 3/9/2033	9,244	9,325
Metropolitan Life Global Funding I 5.05% 1/6/2028[8]	7,000	7,120
Metropolitan Life Global Funding I 5.40% 9/12/2028[8]	35,000	36,035
Metropolitan Life Global Funding I 4.85% 1/8/2029[8]	10,000	10,096
Metropolitan Life Global Funding I 2.95% 4/9/2030[8]	10,000	9,202
Metropolitan Life Global Funding I 5.15% 3/28/2033[8]	7,668	7,694
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[9]	27,656	26,614
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[9]	7,321	7,006
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[9]	5,078	4,887
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[9]	4,867	4,824
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[9]	7,193	6,927
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[9]	15,000	15,318
Mizuho Financial Group, Inc. 5.098% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.82% on 5/13/2030)[9]	19,779	19,974
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[9]	4,388	4,531
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[9]	15,000	15,362
Moody’s Corp. 4.25% 8/8/2032	265	256
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[9]	9,785	9,783
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[9]	2,053	2,060
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[9]	17,575	16,898
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[9]	553	565
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[9]	18,366	19,103
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[9]	20,042	20,320
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[9]	40,240	40,793
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[9]	12,775	13,068
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[9]	18,228	19,242
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[9]	11,462	11,616
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[9]	49,364	50,903
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[9]	15,425	15,557
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[9]	43,478	43,139
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030)[9]	30,176	30,673
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[9]	23,254	21,077
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[9]	16,080	13,478
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]	364	368
American Balanced Fund — Page 42 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[9]	USD9,395	$9,400
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[9]	99	74
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[9]	14,475	14,151
Morgan Stanley Bank, N.A. 5.016% 1/12/2029 (USD-SOFR + 0.906% on 1/12/2028)[9]	35,525	35,958
MSCI, Inc. 3.25% 8/15/2033[8]	5,586	4,825
Nasdaq, Inc. 5.35% 6/28/2028	3,390	3,471
Nasdaq, Inc. 5.55% 2/15/2034	1,270	1,303
National Australia Bank, Ltd. 1.887% 1/12/2027[8]	3,750	3,603
National Australia Bank, Ltd. 5.087% 6/11/2027	15,000	15,250
National Australia Bank, Ltd. 4.90% 6/13/2028	12,000	12,197
National Australia Bank, Ltd. 6.429% 1/12/2033[8]	650	687
National Securities Clearing Corp. 5.10% 11/21/2027[8]	6,000	6,122
NatWest Group PLC 7.472% 11/10/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.85% on 11/10/2025)[9]	5,000	5,083
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[9]	20,000	20,341
NatWest Group PLC 5.808% 9/13/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.95% on 9/13/2028)[9]	25,000	25,810
New York Life Global Funding 2.35% 7/14/2026[8]	2,970	2,900
New York Life Global Funding 4.90% 6/13/2028[8]	20,000	20,289
New York Life Global Funding 4.55% 1/28/2033[8]	5,893	5,721
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 4.31% 7/2/2027[5]	15,000	15,133
Nomura Holdings, Inc. 5.594% 7/2/2027	10,000	10,194
Nomura Holdings, Inc. 5.783% 7/3/2034	8,675	8,904
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[8]	20,000	20,286
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[9]	EUR1,540	1,811
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028)[9]	1,610	1,803
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[9]	11,240	13,518
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[9]	31,245	35,656
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[9]	USD15,000	15,307
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[9]	54,411	55,959
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030)[9]	10,237	10,419
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031)[9]	12,000	11,874
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[9]	5,265	5,530
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[9]	7,750	8,572
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[9]	2,250	2,304
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035)[9]	17,250	17,565
Power Finance Corp., Ltd. 5.25% 8/10/2028	1,957	1,980
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,760	1,832
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,334	3,269
Power Finance Corp., Ltd. 3.95% 4/23/2030	6,907	6,565
Prudential Financial, Inc. 4.35% 2/25/2050	7,760	6,416
Prudential Financial, Inc. 3.70% 3/13/2051	945	696
RGA Global Funding 5.25% 1/9/2030[8]	20,000	20,372
Royal Bank of Canada 4.95% 4/25/2025	10,000	10,002
Royal Bank of Canada 1.15% 6/10/2025	4,420	4,391
Royal Bank of Canada 4.90% 1/12/2028	5,000	5,059
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[9]	7,104	7,051
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030)[9]	38,000	38,468
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026)[9]	11,700	11,850
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[9]	19,181	18,390
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[9]	24,006	24,868
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028)[9]	11,320	11,388
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[9]	3,523	3,653
American Balanced Fund — Page 43 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[9]	USD16,650	$17,117
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[9]	29,132	29,022
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028[8]	15,000	15,283
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[9]	990	1,024
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[9]	14,240	13,539
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[9]	2,856	2,808
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[9]	36,347	36,573
Sumitomo Mitsui Financial Group, Inc. 1.402% 9/17/2026	10,000	9,575
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	426	410
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	19,192	19,903
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	30,686
Sumitomo Mitsui Financial Group, Inc. 5.852% 7/13/2030	4,532	4,750
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[8]	35,000	36,126
Svenska Handelsbanken AB 5.50% 6/15/2028[8]	10,000	10,267
Swedbank AB 6.136% 9/12/2026[8]	51,564	52,790
Synchrony Bank 5.40% 8/22/2025	21,000	21,030
Synchrony Bank 5.625% 8/23/2027	21,000	21,308
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR Index + 2.13% on 8/2/2029)[2,9]	35,022	35,530
Synchrony Financial 2.875% 10/28/2031[2]	21,000	17,770
The Bank of Nova Scotia 4.932% 2/14/2029 (USD-SOFR + 0.89% on 8/14/2025)[9]	25,000	25,157
Toronto-Dominion Bank (The) 1.25% 9/10/2026	5,755	5,506
Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,899	2,775
Toronto-Dominion Bank (The) 5.156% 1/10/2028	4,872	4,956
Toronto-Dominion Bank (The) 4.861% 1/31/2028	25,000	25,282
Toronto-Dominion Bank (The) 5.523% 7/17/2028	15,000	15,426
Toronto-Dominion Bank (The) 4.783% 12/17/2029	8,147	8,158
Toronto-Dominion Bank (The) 2.45% 1/12/2032	2,032	1,734
Travelers Companies, Inc. 4.00% 5/30/2047	2,253	1,827
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[9]	4,444	4,470
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[9]	6,607	7,116
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[9]	4,343	4,434
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[9]	4,819	4,734
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[9]	6,586	6,778
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[9]	4,444	4,445
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[9]	31,449	31,473
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[9]	24,233	24,729
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030)[9]	15,000	15,127
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[9]	5,309	5,160
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[9]	1,529	1,578
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035)[9]	17,500	17,614
UBS AG 7.50% 2/15/2028	20,000	21,542
UBS Group AG 4.125% 9/24/2025[8]	4,030	4,021
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[8,9]	42,692	42,493
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[8,9]	5,000	5,040
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[8,9]	26,350	25,649
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[8,9]	53,787	52,312
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[8,9]	35,660	34,171
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[8,9]	23,979	23,995
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[8,9]	15,952	16,550
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[8,9,10]	15,150	14,801
American Balanced Fund — Page 44 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[8,9]	USD6,800	$7,109
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[8,9]	27,266	27,766
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[8,9,10]	4,400	4,094
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[8,9]	8,521	8,750
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[8,9]	76,868	74,129
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[8,9]	32,181	27,337
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[8,9]	137,091	122,081
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[8,9]	18,008	15,421
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[8,9]	12,700	15,524
UniCredit SpA 4.625% 4/12/2027[8]	5,540	5,516
Unum Group 3.875% 11/5/2025	5,045	5,002
Vigorous Champion International, Ltd. 4.25% 5/28/2029	3,162	3,089
Visa, Inc. 3.15% 12/14/2025	6,000	5,955
Visa, Inc. 2.05% 4/15/2030	5,247	4,711
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[9]	624	624
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[9]	57,696	56,549
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[9]	28,680	29,310
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[9]	4,473	4,270
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]	19,177	19,241
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[9]	31,459	32,321
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[9]	80,657	84,833
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[9]	11,703	11,902
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030)[9]	22,382	22,762
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[9]	23,561	23,731
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[9]	14,000	15,108
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[9]	3,750	3,585
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[9]	28,300	24,565
Westpac Banking Corp. 2.963% 11/16/2040	9,686	7,165
		7,722,038
Utilities 0.90%
AEP Transmission Co., LLC 5.15% 4/1/2034	15,000	15,002
American Electric Power Co., Inc. 1.00% 11/1/2025	2,200	2,153
China Huaneng Group Co., Ltd., 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[9]	12,028	12,183
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[8]	4,363	4,202
Comision Federal de Electricidad 4.688% 5/15/2029[8]	38,215	36,651
Comision Federal de Electricidad 3.348% 2/9/2031	21,000	17,901
Comision Federal de Electricidad 3.875% 7/26/2033	17,569	14,482
Comision Federal de Electricidad 6.45% 1/24/2035[8]	18,000	17,330
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	8,075	8,009
Consumers Energy Co. 3.10% 8/15/2050	5,325	3,593
DTE Electric Co. 4.85% 12/1/2026	1,350	1,364
DTE Energy Co. 5.10% 3/1/2029	8,650	8,767
Duke Energy Corp. 0.90% 9/15/2025	4,575	4,499
Duke Energy Corp. 5.75% 9/15/2033	4,645	4,844
Duke Energy Corp. 3.50% 6/15/2051	399	272
Duke Energy Progress, LLC 3.70% 10/15/2046	2,250	1,691
American Balanced Fund — Page 45 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Progress, LLC 2.50% 8/15/2050	USD1,026	$601
Duke Energy Progress, LLC 2.90% 8/15/2051	449	283
Edison International 4.95% 4/15/2025	750	750
Edison International 4.125% 3/15/2028	33,561	32,285
Edison International 5.25% 11/15/2028	27,260	26,889
Edison International 5.45% 6/15/2029	40,987	40,466
Edison International 6.95% 11/15/2029	7,952	8,271
Edison International 6.25% 3/15/2030	7,825	7,929
Edison International 5.25% 3/15/2032	41,040	39,277
Electricité de France SA 5.65% 4/22/2029[8]	12,500	12,899
Electricité de France SA 6.25% 5/23/2033[8]	5,838	6,180
Electricité de France SA 4.875% 9/21/2038[8]	1,325	1,210
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[8,9]	10,080	11,362
Emera US Finance, LP 3.55% 6/15/2026	4,430	4,368
Enel Finance International NV 5.125% 6/26/2029[8]	17,500	17,694
Entergy Corp. 3.75% 6/15/2050	234	167
Entergy Louisiana, LLC 5.15% 9/15/2034	17,300	17,256
Eversource Energy 3.30% 1/15/2028	6,812	6,583
FirstEnergy Corp. 2.65% 3/1/2030	382	344
FirstEnergy Corp., Series B, 3.90% 7/15/2027[9]	24,275	23,876
FirstEnergy Transmission, LLC 2.866% 9/15/2028[8]	21,285	20,032
Florida Power & Light Co. 5.05% 4/1/2028	14,277	14,555
Florida Power & Light Co. 5.10% 4/1/2033	4,202	4,253
Georgia Power Co. 4.65% 5/16/2028	22,817	22,969
Georgia Power Co. 4.95% 5/17/2033	21,488	21,349
Jersey Central Power & Light Co. 2.75% 3/1/2032[8]	3,000	2,594
Jersey Central Power & Light Co. 5.10% 1/15/2035[8]	1,425	1,409
MidAmerican Energy Co. 5.35% 1/15/2034	1,150	1,181
MidAmerican Energy Co. 5.85% 9/15/2054	3,325	3,419
Monongahela Power Co. 3.55% 5/15/2027[8]	6,225	6,086
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	516	493
NSTAR Electric Co. 2.70% 6/1/2026	4,085	3,997
Pacific Gas and Electric Co. 3.15% 1/1/2026	154,125	152,158
Pacific Gas and Electric Co. 2.95% 3/1/2026	41,014	40,294
Pacific Gas and Electric Co. 5.45% 6/15/2027	334	338
Pacific Gas and Electric Co. 2.10% 8/1/2027	4,717	4,426
Pacific Gas and Electric Co. 3.30% 12/1/2027	44,988	43,176
Pacific Gas and Electric Co. 3.00% 6/15/2028	25,047	23,558
Pacific Gas and Electric Co. 3.75% 7/1/2028	29,622	28,500
Pacific Gas and Electric Co. 4.65% 8/1/2028	10,474	10,363
Pacific Gas and Electric Co. 6.10% 1/15/2029	5,762	5,955
Pacific Gas and Electric Co. 4.55% 7/1/2030	130,529	126,388
Pacific Gas and Electric Co. 2.50% 2/1/2031	98,578	84,767
Pacific Gas and Electric Co. 3.25% 6/1/2031	15,908	14,162
Pacific Gas and Electric Co. 4.40% 3/1/2032	8,827	8,267
Pacific Gas and Electric Co. 5.90% 6/15/2032	9,111	9,297
Pacific Gas and Electric Co. 6.15% 1/15/2033	16,857	17,370
Pacific Gas and Electric Co. 6.40% 6/15/2033	38,164	39,907
Pacific Gas and Electric Co. 6.95% 3/15/2034	34,345	37,238
Pacific Gas and Electric Co. 5.80% 5/15/2034	22,425	22,659
Pacific Gas and Electric Co. 5.70% 3/1/2035	84,611	84,676
Pacific Gas and Electric Co. 3.30% 8/1/2040	13,326	9,809
Pacific Gas and Electric Co. 3.75% 8/15/2042	30,000	22,367
American Balanced Fund — Page 46 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.95% 7/1/2050	USD47,441	$39,646
Pacific Gas and Electric Co. 3.50% 8/1/2050	10,286	6,845
Pacific Gas and Electric Co. 6.70% 4/1/2053	551	574
Pacific Gas and Electric Co. 5.90% 10/1/2054	7,927	7,516
Pacific Gas and Electric Co. 6.15% 3/1/2055	5,000	4,898
PacifiCorp 5.10% 2/15/2029	17,900	18,241
PacifiCorp 2.70% 9/15/2030	1,675	1,500
PacifiCorp 5.30% 2/15/2031	6,419	6,553
PacifiCorp 5.45% 2/15/2034	46,348	46,745
PacifiCorp 4.125% 1/15/2049	5,875	4,544
PacifiCorp 4.15% 2/15/2050	5,875	4,545
PacifiCorp 3.30% 3/15/2051	3,425	2,248
PacifiCorp 2.90% 6/15/2052	5,573	3,353
PacifiCorp 5.35% 12/1/2053	10,976	10,087
PacifiCorp 5.50% 5/15/2054	29,605	27,816
PacifiCorp 5.80% 1/15/2055	45,625	44,559
Public Service Company of Colorado 5.35% 5/15/2034	10,000	10,057
Public Service Company of Colorado 5.75% 5/15/2054	1,650	1,637
Public Service Electric and Gas Co. 5.05% 3/1/2035	15,300	15,402
Public Service Electric and Gas Co. 3.60% 12/1/2047	6,175	4,638
Public Service Electric and Gas Co. 3.85% 5/1/2049	4,290	3,359
Public Service Electric and Gas Co. 2.05% 8/1/2050	5,049	2,689
Public Service Enterprise Group, Inc. 5.85% 11/15/2027	3,000	3,100
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	19,425	19,525
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	575	488
San Diego Gas & Electric Co. 4.95% 8/15/2028	9,175	9,304
Southern California Edison Co. 3.65% 3/1/2028	535	518
Southern California Edison Co. 5.30% 3/1/2028	8,220	8,321
Southern California Edison Co. 4.20% 3/1/2029	32,511	31,620
Southern California Edison Co. 5.15% 6/1/2029	32,450	32,671
Southern California Edison Co. 2.85% 8/1/2029	14,330	13,175
Southern California Edison Co. 5.25% 3/15/2030	68,549	68,976
Southern California Edison Co. 2.25% 6/1/2030	5,305	4,634
Southern California Edison Co. 5.45% 6/1/2031	29,250	29,651
Southern California Edison Co. 2.75% 2/1/2032	29,525	25,155
Southern California Edison Co. 6.00% 1/15/2034	2,845	2,938
Southern California Edison Co. 5.20% 6/1/2034	21,446	20,946
Southern California Edison Co. 5.45% 3/1/2035	35,264	34,937
Southern California Edison Co. 5.75% 4/1/2035	13,225	13,487
Southern California Edison Co. 5.35% 7/15/2035	31,784	31,101
Southern California Edison Co. 5.625% 2/1/2036	26,199	25,884
Southern California Edison Co. 4.50% 9/1/2040	28,854	24,665
Southern California Edison Co. 3.60% 2/1/2045	7,297	5,219
Southern California Edison Co. 3.65% 2/1/2050	1,072	744
Southern California Edison Co. 2.95% 2/1/2051	1,883	1,144
Southern California Edison Co. 6.20% 9/15/2055	23,225	23,175
Southern Co. (The) 4.85% 3/15/2035	12,550	12,153
Southwestern Electric Power Co. 1.65% 3/15/2026	13,055	12,690
Southwestern Electric Power Co. 3.25% 11/1/2051	19	12
Tampa Electric Co. 5.15% 3/1/2035	30,000	29,786
Union Electric Co. 5.25% 4/15/2035	11,895	11,997
Virginia Electric & Power 2.40% 3/30/2032	5,700	4,873
Virginia Electric & Power 2.45% 12/15/2050	4,256	2,410
WEC Energy Group, Inc. 2.20% 12/15/2028	7,200	6,612
American Balanced Fund — Page 47 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy, Inc. 3.35% 12/1/2026	USD2,560	$2,510
Xcel Energy, Inc. 4.75% 3/21/2028	6,525	6,551
Xcel Energy, Inc. 2.35% 11/15/2031	19,400	16,404
		2,104,473
Consumer discretionary 0.88%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	6,132	5,362
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	9,049	8,663
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	8,521	7,531
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	14,036	9,821
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	11,021	7,291
Amazon.com, Inc. 1.20% 6/3/2027	4,437	4,173
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[8]	2,334	2,334
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[8]	2,714	2,725
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[8]	4,791	4,589
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[8]	4,378	4,408
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[8]	2,110	2,071
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028[8]	30,387	30,550
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[8]	2,169	2,189
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[8]	3,792	3,494
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[8]	14,859	14,991
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030[8]	37,644	38,047
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[8]	4,338	4,295
Ford Motor Credit Co., LLC 3.375% 11/13/2025	4,060	4,012
Ford Motor Credit Co., LLC 6.95% 3/6/2026	20,914	21,146
Ford Motor Credit Co., LLC 6.95% 6/10/2026	14,590	14,819
Ford Motor Credit Co., LLC 2.70% 8/10/2026	2,520	2,431
Ford Motor Credit Co., LLC 5.125% 11/5/2026	15,000	14,908
Ford Motor Credit Co., LLC 4.271% 1/9/2027	3,095	3,032
Ford Motor Credit Co., LLC 5.80% 3/5/2027	12,000	12,057
Ford Motor Credit Co., LLC 5.85% 5/17/2027	10,000	10,055
Ford Motor Credit Co., LLC 4.95% 5/28/2027	9,800	9,660
Ford Motor Credit Co., LLC 4.125% 8/17/2027	5,805	5,609
Ford Motor Credit Co., LLC 3.815% 11/2/2027	2,684	2,561
Ford Motor Credit Co., LLC 7.35% 11/4/2027	10,966	11,366
Ford Motor Credit Co., LLC 2.90% 2/16/2028	1,895	1,755
Ford Motor Credit Co., LLC 5.918% 3/20/2028	11,120	11,174
Ford Motor Credit Co., LLC 6.80% 5/12/2028	14,970	15,380
Ford Motor Credit Co., LLC 6.798% 11/7/2028	10,655	10,963
Ford Motor Credit Co., LLC 2.90% 2/10/2029	2,050	1,835
Ford Motor Credit Co., LLC 5.80% 3/8/2029	13,864	13,735
Ford Motor Credit Co., LLC 5.113% 5/3/2029	40,891	39,438
Ford Motor Credit Co., LLC 5.875% 11/7/2029	46,305	45,827
Ford Motor Credit Co., LLC 7.35% 3/6/2030	17,485	18,307
Ford Motor Credit Co., LLC 7.20% 6/10/2030	56,189	58,366
Ford Motor Credit Co., LLC 4.00% 11/13/2030	65,993	59,117
Ford Motor Credit Co., LLC 6.05% 3/5/2031	40,000	39,469
Ford Motor Credit Co., LLC 3.625% 6/17/2031	58,641	50,473
Ford Motor Credit Co., LLC 6.054% 11/5/2031	10,677	10,468
Ford Motor Credit Co., LLC 7.122% 11/7/2033	86,728	88,686
Ford Motor Credit Co., LLC 6.125% 3/8/2034	29,314	28,140
Ford Motor Credit Co., LLC 6.50% 2/7/2035	70,454	69,186
General Motors Financial Co., Inc. 3.80% 4/7/2025	6,908	6,906
General Motors Financial Co., Inc. 2.75% 6/20/2025	7,796	7,759
American Balanced Fund — Page 48 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co., Inc. 1.25% 1/8/2026	USD387	$377
General Motors Financial Co., Inc. 2.70% 8/20/2027	23,290	22,162
General Motors Financial Co., Inc. 6.80% 10/1/2027	20,604	21,454
General Motors Financial Co., Inc. 4.90% 10/6/2029	60,982	60,016
General Motors Financial Co., Inc. 5.35% 1/7/2030	74,180	74,088
General Motors Financial Co., Inc. 5.625% 4/4/2032	5,131	5,077
General Motors Financial Co., Inc. 6.40% 1/9/2033	5,833	6,019
General Motors Financial Co., Inc. 5.45% 9/6/2034	31,758	30,640
General Motors Financial Co., Inc. 5.90% 1/7/2035	86,365	85,586
Home Depot, Inc. 1.50% 9/15/2028	4,734	4,322
Home Depot, Inc. 2.95% 6/15/2029	2,390	2,255
Home Depot, Inc. 1.875% 9/15/2031	7,101	6,021
Home Depot, Inc. 5.30% 6/25/2054	12,000	11,599
Hyatt Hotels Corp. 5.05% 3/30/2028	17,280	17,362
Hyatt Hotels Corp. 5.75% 3/30/2032	31,727	31,911
Hyundai Capital America 5.875% 4/7/2025[8]	9,000	9,001
Hyundai Capital America 1.80% 10/15/2025[8]	3,275	3,223
Hyundai Capital America 1.30% 1/8/2026[8]	23,790	23,175
Hyundai Capital America 1.50% 6/15/2026[8]	28,381	27,325
Hyundai Capital America 5.45% 6/24/2026[8]	17,742	17,896
Hyundai Capital America 1.65% 9/17/2026[8]	37,992	36,402
Hyundai Capital America 3.00% 2/10/2027[8]	33,995	32,962
Hyundai Capital America 5.30% 3/19/2027[8]	9,990	10,101
Hyundai Capital America 4.85% 3/25/2027[8]	32,833	32,840
Hyundai Capital America 5.275% 6/24/2027[8]	42,500	42,996
Hyundai Capital America 2.375% 10/15/2027[8]	21,667	20,442
Hyundai Capital America 5.00% 1/7/2028[8]	25,000	25,064
Hyundai Capital America 2.10% 9/15/2028[8]	20,485	18,644
Hyundai Capital America 5.30% 6/24/2029[8]	22,385	22,611
Hyundai Capital America 4.55% 9/26/2029[8]	35,837	35,082
Hyundai Capital America 5.30% 1/8/2030[8]	65,000	65,472
Hyundai Capital America 5.15% 3/27/2030[8]	20,000	19,939
Hyundai Capital America 5.40% 1/8/2031[8]	4,521	4,558
Hyundai Capital America 5.40% 6/24/2031[8]	41,000	41,294
Hyundai Capital Services, Inc. 2.125% 4/24/2025[8]	6,975	6,963
Hyundai Capital Services, Inc. 1.25% 2/8/2026[8]	9,245	8,975
Hyundai Capital Services, Inc. 5.25% 1/22/2028[8]	53,000	53,667
Leland Stanford Junior University (The) 1.289% 6/1/2027	4,000	3,766
Marriott International, Inc. 4.90% 4/15/2029	5,784	5,820
Marriott International, Inc. 2.75% 10/15/2033	8,028	6,671
McDonald’s Corp. 4.60% 9/9/2032	716	711
McDonald’s Corp. 4.95% 3/3/2035	19,736	19,651
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[8]	5,887	5,910
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[8]	3,880	3,944
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[8]	14,755	15,354
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[8]	55,000	55,536
Sands China, Ltd. 2.30% 3/8/2027	8,630	8,181
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[8]	16,715	16,913
Stellantis Finance US, Inc. 1.711% 1/29/2027[8]	11,796	11,145
Stellantis Finance US, Inc. 5.625% 1/12/2028[8]	7,500	7,573
Stellantis Finance US, Inc. 5.35% 3/17/2028[8]	2,774	2,778
Stellantis Finance US, Inc. 2.691% 9/15/2031[8]	8,096	6,750
Toyota Motor Credit Corp. 0.80% 1/9/2026	11,861	11,549
Toyota Motor Credit Corp. 1.90% 1/13/2027	7,500	7,197
American Balanced Fund — Page 49 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[8]	USD1,648	$1,645
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[8]	2,830	2,825
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025[8]	6,265	6,123
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027[8]	34,809	34,868
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028[8]	28,268	28,266
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[8]	10,262	10,166
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[8]	11,240	11,789
		2,063,826
Energy 0.65%
Baker Hughes Holdings, LLC 4.486% 5/1/2030	6,120	6,077
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	4,810	4,773
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	7,410	7,293
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	971	835
Cenovus Energy, Inc. 5.375% 7/15/2025	18,304	18,308
Cenovus Energy, Inc. 4.25% 4/15/2027	11,793	11,697
Chevron USA, Inc. 4.687% 4/15/2030	59,068	59,589
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[8]	27,000	28,067
ConocoPhillips Co. 3.80% 3/15/2052	533	395
ConocoPhillips Co. 5.30% 5/15/2053	270	253
ConocoPhillips Co. 5.50% 1/15/2055	15,792	15,274
Devon Energy Corp. 5.20% 9/15/2034	8,831	8,522
Devon Energy Corp. 5.75% 9/15/2054	34,169	31,307
Diamondback Energy, Inc. 5.55% 4/1/2035	29,708	29,845
Diamondback Energy, Inc. 4.25% 3/15/2052	7,466	5,672
Diamondback Energy, Inc. 5.75% 4/18/2054	20,750	19,580
Enbridge Energy Partners, LP 7.375% 10/15/2045	1,799	2,063
Enbridge, Inc. 6.70% 11/15/2053	8,956	9,684
Energy Transfer, LP 5.25% 7/1/2029	7,791	7,907
Energy Transfer, LP 6.40% 12/1/2030	11,468	12,227
Eni SpA 5.95% 5/15/2054[8]	3,440	3,368
Enterprise Products Operating, LLC 5.05% 1/10/2026	14,075	14,138
EOG Resources, Inc. 5.65% 12/1/2054	12,648	12,510
Equinor ASA 1.75% 1/22/2026	9,289	9,100
Equinor ASA 3.625% 9/10/2028	13,155	12,881
Equinor ASA 4.25% 11/23/2041	5,400	4,731
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[8]	59,370	60,178
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	14,970	15,392
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	8,660	9,053
GreenSaif Pipelines Bidco SARL 6.1027% 8/23/2042[8]	18,750	18,827
Halliburton Co. 3.80% 11/15/2025	107	107
Kinder Morgan, Inc. 5.20% 6/1/2033	9,363	9,283
MPLX, LP 4.875% 6/1/2025	5,000	5,000
MPLX, LP 4.125% 3/1/2027	4,175	4,140
Occidental Petroleum Corp. 5.20% 8/1/2029	47,294	47,300
Occidental Petroleum Corp. 6.625% 9/1/2030	42,000	44,149
Occidental Petroleum Corp. 6.125% 1/1/2031	18,131	18,652
Occidental Petroleum Corp. 5.375% 1/1/2032	36,000	35,496
ONEOK, Inc. 5.85% 1/15/2026	1,262	1,272
ONEOK, Inc. 5.55% 11/1/2026	4,564	4,626
ONEOK, Inc. 5.65% 11/1/2028	25,436	26,206
ONEOK, Inc. 5.80% 11/1/2030	2,362	2,458
ONEOK, Inc. 6.05% 9/1/2033	17,568	18,300
Petroleos Mexicanos 6.875% 10/16/2025	31,230	31,208
American Balanced Fund — Page 50 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.875% 8/4/2026	USD184,248	$183,269
Petroleos Mexicanos 6.49% 1/23/2027	20,642	20,237
Petroleos Mexicanos 6.50% 3/13/2027	162,034	158,628
Petroleos Mexicanos 6.50% 1/23/2029	2,605	2,451
Petroleos Mexicanos 8.75% 6/2/2029	134,856	134,889
Petroleos Mexicanos 6.84% 1/23/2030	29,389	26,956
Petroleos Mexicanos 5.95% 1/28/2031	96,721	81,965
Petroleos Mexicanos 6.70% 2/16/2032	172,478	151,685
Pioneer Natural Resources Co. 2.15% 1/15/2031	4,173	3,637
Plains All American Pipeline, LP 3.80% 9/15/2030	3,403	3,208
Qatar Energy 2.25% 7/12/2031[8]	8,229	7,125
Qatar Energy 3.125% 7/12/2041[8]	12,578	9,431
Qatar Energy 3.30% 7/12/2051[8]	6,796	4,698
Saudi Arabian Oil Co. 5.75% 7/17/2054[8]	17,490	16,536
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[8]	7,763	7,768
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[8]	7,253	7,200
TotalEnergies Capital SA 5.275% 9/10/2054	14,250	13,440
TransCanada Trust, junior subordinated, 5.625% 5/20/2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[9,10]	6,410	6,420
Transportadora de Gas del Perú SA 4.25% 4/30/2028	914	904
		1,528,190
Health care 0.56%
AbbVie, Inc. 2.95% 11/21/2026	1,070	1,048
AbbVie, Inc. 4.95% 3/15/2031	30,000	30,487
AbbVie, Inc. 5.20% 3/15/2035	10,187	10,353
AbbVie, Inc. 5.40% 3/15/2054	29,750	29,241
AbbVie, Inc. 5.60% 3/15/2055	9,522	9,644
Amgen, Inc. 5.507% 3/2/2026	418	418
Amgen, Inc. 5.15% 3/2/2028	3,249	3,308
Amgen, Inc. 3.00% 2/22/2029	400	379
Amgen, Inc. 4.05% 8/18/2029	8,900	8,705
Amgen, Inc. 5.25% 3/2/2030	24,985	25,561
Amgen, Inc. 4.20% 3/1/2033	10,415	9,877
Amgen, Inc. 5.25% 3/2/2033	27,070	27,471
Amgen, Inc. 5.60% 3/2/2043	7,101	7,043
Amgen, Inc. 4.875% 3/1/2053	7,808	6,823
Amgen, Inc. 5.65% 3/2/2053	43,668	42,868
Amgen, Inc. 4.40% 2/22/2062	4,544	3,575
Amgen, Inc. 5.75% 3/2/2063	2,631	2,566
AstraZeneca Finance, LLC 1.20% 5/28/2026	3,628	3,506
AstraZeneca Finance, LLC 4.875% 3/3/2028	34,531	35,114
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,313	4,916
AstraZeneca Finance, LLC 4.90% 2/26/2031	7,525	7,662
AstraZeneca Finance, LLC 2.25% 5/28/2031	3,337	2,922
AstraZeneca Finance, LLC 5.00% 2/26/2034	13,550	13,686
AstraZeneca PLC 3.375% 11/16/2025	5,000	4,972
Banner Health 1.897% 1/1/2031	5,000	4,313
Banner Health 2.913% 1/1/2051	6,005	3,930
Baxter International, Inc. 1.915% 2/1/2027	23,217	22,153
Baxter International, Inc. 2.272% 12/1/2028	10,377	9,536
Bayer US Finance II, LLC 4.25% 12/15/2025[8]	2,251	2,241
Bayer US Finance, LLC 6.125% 11/21/2026[8]	23,901	24,353
Bayer US Finance, LLC 6.25% 1/21/2029[8]	13,802	14,314
Baylor Scott & White Holdings 0.827% 11/15/2025	5,462	5,343
American Balanced Fund — Page 51 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Baylor Scott & White Holdings 1.777% 11/15/2030	USD21,418	$18,452
Bristol-Myers Squibb Co. 4.90% 2/22/2029	15,000	15,263
Bristol-Myers Squibb Co. 3.40% 7/26/2029	25,000	23,997
Bristol-Myers Squibb Co. 5.10% 2/22/2031	7,350	7,527
Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,175	2,214
Bristol-Myers Squibb Co. 5.65% 2/22/2064	14,500	14,218
Centene Corp. 4.25% 12/15/2027	57,781	56,427
Centene Corp. 2.45% 7/15/2028	38,349	35,020
Centene Corp. 4.625% 12/15/2029	54,383	52,144
Centene Corp. 3.375% 2/15/2030	39,311	35,585
Centene Corp. 3.00% 10/15/2030	433	379
Centene Corp. 2.50% 3/1/2031	25,292	21,347
Centene Corp. 2.625% 8/1/2031	27,825	23,409
Cigna Group (The) 1.25% 3/15/2026	9,398	9,111
CVS Health Corp. 5.00% 1/30/2029	18,658	18,750
CVS Health Corp. 5.40% 6/1/2029	16,914	17,236
CVS Health Corp. 5.25% 1/30/2031	10,000	10,099
CVS Health Corp. 5.55% 6/1/2031	57,404	58,618
CVS Health Corp. 5.70% 6/1/2034	18,668	18,968
CVS Health Corp. 5.875% 6/1/2053	333	315
Elevance Health, Inc. 4.90% 2/8/2026	6,375	6,376
Elevance Health, Inc. 4.75% 2/15/2030	5,849	5,882
Elevance Health, Inc. 5.20% 2/15/2035	3,064	3,075
Elevance Health, Inc. 5.125% 2/15/2053	1,718	1,542
Eli Lilly and Co. 3.375% 3/15/2029	77	74
Eli Lilly and Co. 4.70% 2/27/2033	10,105	10,117
Eli Lilly and Co. 5.10% 2/12/2035	34,660	35,357
Eli Lilly and Co. 4.875% 2/27/2053	4,735	4,356
Eli Lilly and Co. 5.50% 2/12/2055	27,634	28,000
Eli Lilly and Co. 4.95% 2/27/2063	330	301
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	5,000	5,135
Gilead Sciences, Inc. 1.65% 10/1/2030	5,826	4,984
Gilead Sciences, Inc. 5.25% 10/15/2033	9,872	10,107
HCA, Inc. 3.375% 3/15/2029	3,216	3,042
HCA, Inc. 3.625% 3/15/2032	5,000	4,521
HCA, Inc. 4.375% 3/15/2042	7,500	6,205
HCA, Inc. 4.625% 3/15/2052	7,121	5,673
Humana, Inc. 3.70% 3/23/2029	5,412	5,187
Humana, Inc. 5.375% 4/15/2031	27,962	28,191
Humana, Inc. 5.55% 5/1/2035	29,152	28,836
Humana, Inc. 5.75% 4/15/2054	6,066	5,640
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	10,039	10,033
Merck & Co., Inc. 1.90% 12/10/2028	1,128	1,037
Novant Health, Inc. 3.168% 11/1/2051	25,939	17,162
Novartis Capital Corp. 2.00% 2/14/2027	1,607	1,549
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	17,222	17,267
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	2,151	2,163
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	24,781	24,520
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	812	775
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	8,935	8,490
Pfizer, Inc. 2.625% 4/1/2030	15,000	13,724
Roche Holdings, Inc. 4.203% 9/9/2029[8]	17,520	17,428
Roche Holdings, Inc. 4.592% 9/9/2034[8]	8,771	8,586
Sharp HealthCare 2.68% 8/1/2050	15,620	9,776
American Balanced Fund — Page 52 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Summa Health 3.511% 11/15/2051	USD17,193	$12,741
Sutter Health 1.321% 8/15/2025	6,000	5,925
Sutter Health 5.164% 8/15/2033	9,905	9,988
Trinity Health Corp. 2.632% 12/1/2040	4,500	3,317
UnitedHealth Group, Inc. 1.15% 5/15/2026	1,959	1,892
UnitedHealth Group, Inc. 4.80% 1/15/2030	20,000	20,230
UnitedHealth Group, Inc. 5.30% 2/15/2030	2,899	2,993
UnitedHealth Group, Inc. 2.00% 5/15/2030	1,081	955
UnitedHealth Group, Inc. 4.95% 1/15/2032	47,692	48,044
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,110	1,067
UnitedHealth Group, Inc. 5.15% 7/15/2034	13,690	13,788
UnitedHealth Group, Inc. 5.625% 7/15/2054	11,690	11,483
Viatris, Inc. 4.00% 6/22/2050	15,482	10,161
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,165	2,705
		1,297,807
Consumer staples 0.39%
Altria Group, Inc. 2.35% 5/6/2025	5,447	5,434
Altria Group, Inc. 4.875% 2/4/2028	7,514	7,569
BAT Capital Corp. 4.70% 4/2/2027	5,241	5,251
BAT Capital Corp. 3.557% 8/15/2027	6,636	6,477
BAT Capital Corp. 2.259% 3/25/2028	17,837	16,671
BAT Capital Corp. 3.462% 9/6/2029	2,500	2,366
BAT Capital Corp. 4.906% 4/2/2030	6	6
BAT Capital Corp. 6.343% 8/2/2030	31,185	33,163
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,749
BAT Capital Corp. 2.726% 3/25/2031	4,625	4,098
BAT Capital Corp. 4.742% 3/16/2032	3,753	3,658
BAT Capital Corp. 5.35% 8/15/2032	20,000	20,121
BAT Capital Corp. 6.421% 8/2/2033	5,158	5,508
BAT Capital Corp. 6.00% 2/20/2034	10,000	10,426
BAT Capital Corp. 5.625% 8/15/2035	25,553	25,666
BAT Capital Corp. 4.39% 8/15/2037	4,744	4,168
BAT Capital Corp. 7.079% 8/2/2043	27,000	29,515
BAT Capital Corp. 4.54% 8/15/2047	826	660
BAT Capital Corp. 4.758% 9/6/2049	1,263	1,029
BAT Capital Corp. 5.65% 3/16/2052	8,087	7,454
BAT International Finance PLC 3.95% 6/15/2025[8]	103	103
BAT International Finance PLC 1.668% 3/25/2026	7,024	6,823
BAT International Finance PLC 4.448% 3/16/2028	38,911	38,732
BAT International Finance PLC 5.931% 2/2/2029	15,000	15,638
Campbell’s Co. (The) 4.75% 3/23/2035	8,665	8,306
Coca-Cola Co. 1.00% 3/15/2028	6,090	5,575
Coca-Cola Co. 4.65% 8/14/2034	8,581	8,537
Conagra Brands, Inc. 1.375% 11/1/2027	6,375	5,866
Constellation Brands, Inc. 3.60% 2/15/2028	2,500	2,433
Constellation Brands, Inc. 2.25% 8/1/2031	4,462	3,783
Costco Wholesale Corp. 1.375% 6/20/2027	6,670	6,288
Coty, Inc. 4.75% 1/15/2029[8]	2,692	2,608
Coty, Inc. 6.625% 7/15/2030[8]	8,809	9,029
J. M. Smucker Co. (The) 5.90% 11/15/2028	8,870	9,277
J. M. Smucker Co. (The) 6.20% 11/15/2033	6,195	6,600
J. M. Smucker Co. (The) 6.50% 11/15/2043	958	1,031
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,599	3,897
American Balanced Fund — Page 53 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
JBS USA Holding Lux SARL 2.50% 1/15/2027	USD34,174	$32,884
JBS USA Holding Lux SARL 3.00% 2/2/2029	5,387	5,040
JBS USA Holding Lux SARL 5.50% 1/15/2030	156	159
JBS USA Holding Lux SARL 3.625% 1/15/2032	2,104	1,897
Keurig Dr Pepper, Inc. 4.417% 5/25/2025	1,194	1,193
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,510	2,334
Kroger Co. 5.00% 9/15/2034	17,278	16,891
Kroger Co. 5.50% 9/15/2054	7,826	7,387
Mars, Inc. 4.80% 3/1/2030[8]	49,160	49,453
Mars, Inc. 5.00% 3/1/2032[8]	32,707	32,858
Mars, Inc. 5.20% 3/1/2035[8]	55,976	56,277
Mars, Inc. 5.65% 5/1/2045[8]	17,726	17,775
Mars, Inc. 5.70% 5/1/2055[8]	56,070	56,063
Mondelez International, Inc. 4.75% 8/28/2034	15,001	14,679
Nestlé Holdings, Inc. 4.85% 3/14/2033[8]	3,129	3,148
PepsiCo, Inc. 3.625% 3/19/2050	112	84
PepsiCo, Inc. 2.75% 10/21/2051	275	173
Philip Morris International, Inc. 1.50% 5/1/2025	6,434	6,417
Philip Morris International, Inc. 4.875% 2/13/2026	3,717	3,727
Philip Morris International, Inc. 0.875% 5/1/2026	8,311	8,009
Philip Morris International, Inc. 5.125% 11/17/2027	26,447	26,913
Philip Morris International, Inc. 4.875% 2/15/2028	28,500	28,881
Philip Morris International, Inc. 4.625% 11/1/2029	26,770	26,861
Philip Morris International, Inc. 5.625% 11/17/2029	16,943	17,670
Philip Morris International, Inc. 5.125% 2/15/2030	44,786	45,678
Philip Morris International, Inc. 5.50% 9/7/2030	6,000	6,237
Philip Morris International, Inc. 1.75% 11/1/2030	7,178	6,171
Philip Morris International, Inc. 5.125% 2/13/2031	13,014	13,245
Philip Morris International, Inc. 4.75% 11/1/2031	41,610	41,502
Philip Morris International, Inc. 5.75% 11/17/2032	8,756	9,169
Philip Morris International, Inc. 4.90% 11/1/2034	27,205	26,742
Sysco Corp. 3.15% 12/14/2051	535	343
Target Corp. 4.50% 9/15/2034	5,786	5,568
		897,943
Industrials 0.29%
Air Lease Corp. 2.875% 1/15/2026	7,997	7,882
Air Lease Corp. 2.20% 1/15/2027	6,085	5,833
Air Lease Corp. 2.10% 9/1/2028	5,824	5,346
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,702
BAE Systems PLC 5.125% 3/26/2029[8]	19,331	19,636
BAE Systems PLC 5.25% 3/26/2031[8]	10,863	11,081
BAE Systems PLC 5.30% 3/26/2034[8]	11,308	11,454
BAE Systems PLC 5.50% 3/26/2054[8]	2,445	2,418
Boeing Co. (The) 2.75% 2/1/2026	20,502	20,143
Boeing Co. (The) 2.196% 2/4/2026	19,842	19,417
Boeing Co. (The) 3.10% 5/1/2026	4,822	4,739
Boeing Co. (The) 5.04% 5/1/2027	17,340	17,425
Boeing Co. (The) 3.25% 2/1/2028	1,165	1,118
Boeing Co. (The) 3.25% 3/1/2028	22,113	21,110
Boeing Co. (The) 6.298% 5/1/2029	51,926	54,477
Boeing Co. (The) 5.15% 5/1/2030	9,820	9,886
Boeing Co. (The) 3.625% 2/1/2031	4,420	4,101
Boeing Co. (The) 6.388% 5/1/2031	3,696	3,941
American Balanced Fund — Page 54 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. (The) 3.60% 5/1/2034	USD3,180	$2,739
Boeing Co. (The) 6.528% 5/1/2034	41,950	44,973
Boeing Co. (The) 3.25% 2/1/2035	133	110
Boeing Co. (The) 3.50% 3/1/2039	116	89
Boeing Co. (The) 5.705% 5/1/2040	183	178
Boeing Co. (The) 3.90% 5/1/2049	342	247
Boeing Co. (The) 3.75% 2/1/2050	229	161
Boeing Co. (The) 5.805% 5/1/2050	36,781	35,050
Boeing Co. (The) 6.858% 5/1/2054	23,311	25,341
Boeing Co. (The) 5.93% 5/1/2060	5,591	5,265
Boeing Co. (The) 7.008% 5/1/2064	12,920	14,013
Canadian Pacific Railway Co. 1.75% 12/2/2026	4,071	3,896
Canadian Pacific Railway Co. 4.80% 3/30/2030	14,873	14,934
Canadian Pacific Railway Co. 5.20% 3/30/2035	11,531	11,538
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,133	819
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,532	2,302
Carrier Global Corp. 2.493% 2/15/2027	30	29
Carrier Global Corp. 3.377% 4/5/2040	1,080	850
Carrier Global Corp. 6.20% 3/15/2054	623	666
CK Hutchison International (24), Ltd. 5.50% 4/26/2034[8]	29,900	30,441
CSX Corp. 3.80% 3/1/2028	3,590	3,535
CSX Corp. 4.25% 3/15/2029	3,650	3,623
CSX Corp. 5.20% 11/15/2033	5,000	5,102
Emerson Electric Co. 1.80% 10/15/2027	1,480	1,393
John Deere Capital Corp. 5.10% 4/11/2034	30,000	30,373
L3Harris Technologies, Inc. 5.40% 7/31/2033	17,732	17,964
Lockheed Martin Corp. 4.45% 5/15/2028	13,400	13,465
Masco Corp. 1.50% 2/15/2028	1,996	1,832
Masco Corp. 2.00% 2/15/2031	1,922	1,634
Masco Corp. 3.125% 2/15/2051	110	70
Mexico City Airport Trust 4.25% 10/31/2026	2,800	2,751
Mexico City Airport Trust 3.875% 4/30/2028[8]	920	880
Mexico City Airport Trust 5.50% 10/31/2046	1,290	1,067
Mexico City Airport Trust 5.50% 7/31/2047	17,195	14,193
Mexico City Airport Trust 5.50% 7/31/2047[8]	5,367	4,430
Norfolk Southern Corp. 4.45% 3/1/2033	3,271	3,162
Norfolk Southern Corp. 3.05% 5/15/2050	4,487	2,940
Norfolk Southern Corp. 4.55% 6/1/2053	1,966	1,668
Norfolk Southern Corp. 5.35% 8/1/2054	16,224	15,592
RTX Corp. 5.00% 2/27/2026	207	208
RTX Corp. 4.125% 11/16/2028	30	30
RTX Corp. 1.90% 9/1/2031	2,015	1,691
RTX Corp. 5.15% 2/27/2033	13,347	13,471
RTX Corp. 5.375% 2/27/2053	5,079	4,852
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[8]	10,165	9,880
Triton Container International, Ltd. 3.15% 6/15/2031[8]	19,690	17,097
Union Pacific Corp. 3.75% 7/15/2025	3,080	3,072
Union Pacific Corp. 5.10% 2/20/2035	13,463	13,584
Union Pacific Corp. 2.891% 4/6/2036	7,377	6,036
Union Pacific Corp. 5.60% 12/1/2054	19,250	19,351
Union Pacific Corp. 3.839% 3/20/2060	2,376	1,727
Union Pacific Corp. 3.799% 4/6/2071	2,376	1,643
American Balanced Fund — Page 55 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034[8]	USD2,440	$2,468
Veralto Corp. 5.35% 9/18/2028	35,000	35,854
		679,988
Communication services 0.22%
AT&T, Inc. 2.30% 6/1/2027	3,530	3,375
AT&T, Inc. 4.35% 3/1/2029	5,000	4,951
AT&T, Inc. 2.25% 2/1/2032	4,055	3,421
AT&T, Inc. 5.40% 2/15/2034	3,954	4,019
AT&T, Inc. 3.50% 9/15/2053	10,178	6,946
Charter Communications Operating, LLC 4.908% 7/23/2025	577	577
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,809
Charter Communications Operating, LLC 2.25% 1/15/2029	2,417	2,178
Charter Communications Operating, LLC 6.10% 6/1/2029	37,331	38,560
Charter Communications Operating, LLC 4.40% 4/1/2033	1,945	1,759
Charter Communications Operating, LLC 3.90% 6/1/2052	3,750	2,427
Charter Communications Operating, LLC 5.25% 4/1/2053	13,500	10,916
Comcast Corp. 1.95% 1/15/2031	10,000	8,585
Comcast Corp. 4.80% 5/15/2033	10,000	9,851
Comcast Corp. 5.30% 6/1/2034	12,388	12,600
Comcast Corp. 5.65% 6/1/2054	9,401	9,213
Comcast Corp. 2.937% 11/1/2056	2,267	1,333
Meta Platforms, Inc. 4.75% 8/15/2034	15,750	15,644
Meta Platforms, Inc. 5.40% 8/15/2054	16,250	15,933
Netflix, Inc. 3.625% 6/15/2025[8]	3,564	3,555
Netflix, Inc. 4.875% 4/15/2028	7,892	8,008
SBA Tower Trust 1.631% 11/15/2026[8]	99,657	94,674
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	8,925	8,359
T-Mobile USA, Inc. 3.50% 4/15/2025	4,090	4,088
T-Mobile USA, Inc. 1.50% 2/15/2026	3,750	3,648
T-Mobile USA, Inc. 2.25% 2/15/2026	2,727	2,674
T-Mobile USA, Inc. 2.625% 4/15/2026	10,555	10,355
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,928
T-Mobile USA, Inc. 2.05% 2/15/2028	2,390	2,233
T-Mobile USA, Inc. 4.95% 3/15/2028	9,232	9,340
T-Mobile USA, Inc. 4.80% 7/15/2028	19,250	19,401
T-Mobile USA, Inc. 4.85% 1/15/2029	15,000	15,089
T-Mobile USA, Inc. 2.625% 2/15/2029	4,834	4,479
T-Mobile USA, Inc. 2.40% 3/15/2029	401	368
T-Mobile USA, Inc. 2.55% 2/15/2031	244	215
T-Mobile USA, Inc. 2.875% 2/15/2031	6,525	5,848
T-Mobile USA, Inc. 2.70% 3/15/2032	2,990	2,587
T-Mobile USA, Inc. 5.125% 5/15/2032	40,052	40,320
T-Mobile USA, Inc. 5.05% 7/15/2033	2,124	2,110
T-Mobile USA, Inc. 5.30% 5/15/2035	19,370	19,482
T-Mobile USA, Inc. 3.40% 10/15/2052	1,653	1,118
T-Mobile USA, Inc. 5.75% 1/15/2054	506	501
Verizon Communications, Inc. 2.55% 3/21/2031	1,933	1,704
Verizon Communications, Inc. 2.355% 3/15/2032	13,908	11,773
Verizon Communications, Inc. 5.05% 5/9/2033	8,462	8,502
Verizon Communications, Inc. 5.25% 4/2/2035	42,768	42,893
Verizon Communications, Inc. 2.875% 11/20/2050	2,167	1,351
Verizon Communications, Inc. 5.50% 2/23/2054	878	854
Verizon Communications, Inc. 2.987% 10/30/2056	4,334	2,606
American Balanced Fund — Page 56 of 83

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	USD8,326	$8,123
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	14,248	10,395
		513,678
Real estate 0.20%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	2,720	2,676
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	3,540	3,230
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	2,040	1,750
Alexandria Real Estate Equities, Inc. 4.00% 2/1/2050	3,907	2,911
American Tower Corp. 1.45% 9/15/2026	10,457	10,002
American Tower Corp. 3.60% 1/15/2028	3,750	3,653
American Tower Corp. 2.30% 9/15/2031	732	626
American Tower Corp. 2.95% 1/15/2051	3,750	2,370
Boston Properties, LP 2.90% 3/15/2030	47,006	42,352
Boston Properties, LP 3.25% 1/30/2031	20,599	18,462
Boston Properties, LP 2.55% 4/1/2032	9,767	8,052
Boston Properties, LP 2.45% 10/1/2033	109,369	85,718
Boston Properties, LP 6.50% 1/15/2034	100,264	105,775
Boston Properties, LP 5.75% 1/15/2035	42,473	42,063
COPT Defense Properties, LP 2.00% 1/15/2029	301	269
COPT Defense Properties, LP 2.75% 4/15/2031	1,420	1,231
COPT Defense Properties, LP 2.90% 12/1/2033	6,496	5,267
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[8]	7,150	6,189
Crown Castle, Inc. 5.00% 1/11/2028	1,652	1,659
Digital Realty Trust, LP 5.55% 1/15/2028	5,000	5,119
Equinix Europe 2 Financing Corp., LLC 3.25% 3/15/2031	EUR10,000	10,617
ERP Operating, LP 4.65% 9/15/2034	USD4,736	4,540
Essex Portfolio, LP 3.50% 4/1/2025	7,445	7,445
Essex Portfolio, LP 3.375% 4/15/2026	2,395	2,368
Extra Space Storage, LP 2.35% 3/15/2032	4,209	3,523
GLP Capital, LP 4.00% 1/15/2030	5,000	4,730
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	10,194	8,537
Kilroy Realty, LP 6.25% 1/15/2036	1,648	1,635
Prologis, LP 4.875% 6/15/2028	5,969	6,037
Prologis, LP 4.75% 6/15/2033	10,929	10,724
Prologis, LP 5.00% 3/15/2034	2,650	2,636
Prologis, LP 5.00% 1/31/2035	17,278	17,157
Prologis, LP 5.25% 6/15/2053	273	259
Public Storage Operating Co. 1.85% 5/1/2028	8,830	8,189
Public Storage Operating Co. 1.95% 11/9/2028	6,081	5,581
Public Storage Operating Co. 2.30% 5/1/2031	2,959	2,568
Scentre Group Trust 1 3.25% 10/28/2025[8]	1,780	1,765
Scentre Group Trust 1 3.75% 3/23/2027[8]	7,630	7,507
Sun Communities Operating, LP 2.30% 11/1/2028	6,430	5,936
Sun Communities Operating, LP 2.70% 7/15/2031	1,753	1,526
VICI Properties, LP 4.75% 4/1/2028	10,834	10,863
		473,517
Information technology 0.16%
Accenture Capital, Inc. 4.25% 10/4/2031	20,724	20,353
Accenture Capital, Inc. 4.50% 10/4/2034	19,774	19,114
Analog Devices, Inc. 1.70% 10/1/2028	2,487	2,275
Analog Devices, Inc. 5.05% 4/1/2034	10,123	10,277
Analog Devices, Inc. 5.30% 4/1/2054	7,046	6,807
American Balanced Fund — Page 57 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Booz Allen Hamilton, Inc. 5.95% 8/4/2033	USD6,135	$6,124
Broadcom Corp. 3.875% 1/15/2027	12	12
Broadcom, Inc. 4.00% 4/15/2029[8]	219	214
Broadcom, Inc. 4.15% 4/15/2032[8]	2,471	2,345
Broadcom, Inc. 3.469% 4/15/2034[8]	304	268
Broadcom, Inc. 3.187% 11/15/2036[8]	588	483
Cisco Systems, Inc. 4.85% 2/26/2029	25,000	25,452
Cisco Systems, Inc. 4.95% 2/26/2031	16,380	16,713
Cisco Systems, Inc. 5.05% 2/26/2034	4,538	4,601
Cisco Systems, Inc. 5.10% 2/24/2035	40,612	41,185
Intuit, Inc. 0.95% 7/15/2025	1,116	1,104
Intuit, Inc. 1.35% 7/15/2027	1,101	1,034
Microchip Technology, Inc. 4.90% 3/15/2028	4,256	4,270
Microchip Technology, Inc. 5.05% 3/15/2029	12,575	12,665
Microchip Technology, Inc. 5.05% 2/15/2030	38,583	38,540
Oracle Corp. 5.25% 2/3/2032	19,750	20,014
Oracle Corp. 5.50% 8/3/2035	25,928	26,145
Oracle Corp. 5.55% 2/6/2053	799	747
SK hynix, Inc. 6.375% 1/17/2028[8]	10,000	10,412
Synopsys, Inc. 5.15% 4/1/2035	56,084	56,401
Synopsys, Inc. 5.70% 4/1/2055	22,931	22,785
Texas Instruments, Inc. 4.60% 2/8/2029	10,216	10,327
Texas Instruments, Inc. 4.85% 2/8/2034	10,536	10,572
TSMC Global, Ltd. 4.375% 7/22/2027[8]	332	332
		371,571
Materials 0.08%
Air Products and Chemicals, Inc. 1.50% 10/15/2025	2,610	2,572
Air Products and Chemicals, Inc. 1.85% 5/15/2027	7,229	6,887
Air Products and Chemicals, Inc. 2.05% 5/15/2030	3,140	2,786
Anglo American Capital PLC 5.375% 4/1/2025[8]	5,000	5,000
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	295	292
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	134	136
Celanese US Holdings, LLC 6.415% 7/15/2027	19,719	20,058
Celanese US Holdings, LLC 6.80% 11/15/2030	11,835	12,275
Celanese US Holdings, LLC 6.629% 7/15/2032	2,094	2,152
Celanese US Holdings, LLC 6.95% 11/15/2033 (7.20% on 5/15/2025)[9]	7,724	8,079
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030[8]	6,137	6,129
Corporacion Nacional del Cobre de Chile 5.125% 2/2/2033[8]	299	289
Dow Chemical Co. (The) 5.35% 3/15/2035	8,231	8,166
Dow Chemical Co. (The) 4.80% 5/15/2049	4,641	3,859
Dow Chemical Co. (The) 3.60% 11/15/2050	7,611	5,195
Dow Chemical Co. (The) 5.95% 3/15/2055	20,250	19,613
EIDP, Inc. 4.80% 5/15/2033	1,086	1,072
LYB International Finance III, LLC 1.25% 10/1/2025	14,881	14,623
LYB International Finance III, LLC 2.25% 10/1/2030	2,855	2,489
LYB International Finance III, LLC 4.20% 5/1/2050	394	295
LYB International Finance III, LLC 3.625% 4/1/2051	376	252
Minera Mexico, SA de CV 5.625% 2/12/2032[8]	30,680	30,460
Mosaic Co. 4.05% 11/15/2027	4,490	4,430
OCI NV 6.70% 3/16/2033[8]	2,131	2,273
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	6,326	6,377
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	14,682	14,717
Sherwin-Williams Co. 2.20% 3/15/2032	3,123	2,630
American Balanced Fund — Page 58 of 83

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Sherwin-Williams Co. 3.80% 8/15/2049	USD80	$60
Sherwin-Williams Co. 3.30% 5/15/2050	1,500	1,016
Westlake Corp. 4.375% 11/15/2047	1,500	1,190
		185,372
Other 0.00%
Rockefeller Foundation (The) 2.492% 10/1/2050	13,095	7,938
Total corporate bonds, notes & loans		17,846,341
U.S. Treasury bonds & notes 7.19% U.S. Treasury 5.58%
U.S. Treasury 2.125% 5/15/2025	24,780	24,716
U.S. Treasury 3.00% 7/15/2025	1,092	1,088
U.S. Treasury 4.75% 7/31/2025	84,671	84,800
U.S. Treasury 5.00% 8/31/2025	24,960	25,035
U.S. Treasury 5.00% 10/31/2025	111,764	112,292
U.S. Treasury 0.375% 11/30/2025	20,000	19,509
U.S. Treasury 3.875% 1/15/2026	5,143	5,135
U.S. Treasury 4.00% 2/15/2026	10,457	10,447
U.S. Treasury 4.625% 2/28/2026	6,888	6,920
U.S. Treasury 2.25% 3/31/2026	8,973	8,816
U.S. Treasury 3.625% 5/15/2026	7,018	6,988
U.S. Treasury 4.375% 7/31/2026	77,873	78,274
U.S. Treasury 0.75% 8/31/2026	37	35
U.S. Treasury 4.625% 9/15/2026	13,790	13,921
U.S. Treasury 0.875% 9/30/2026	405	387
U.S. Treasury 3.50% 9/30/2026	36,865	36,626
U.S. Treasury 1.125% 10/31/2026	13,564	12,983
U.S. Treasury 2.00% 11/15/2026	47,200	45,774
U.S. Treasury 4.625% 11/15/2026	19,809	20,017
U.S. Treasury 6.50% 11/15/2026	39,650	41,431
U.S. Treasury 4.25% 11/30/2026	39,814	40,013
U.S. Treasury 4.25% 12/31/2026	115,000	115,607
U.S. Treasury 2.25% 2/15/2027	1,900	1,843
U.S. Treasury 4.125% 2/15/2027	7,942	7,971
U.S. Treasury 1.125% 2/28/2027	930	883
U.S. Treasury 3.875% 3/31/2027	576,904	576,701
U.S. Treasury 2.375% 5/15/2027	734	711
U.S. Treasury 3.25% 6/30/2027	242,903	239,662
U.S. Treasury 6.375% 8/15/2027	35,690	37,718
U.S. Treasury 4.125% 11/15/2027	386	388
U.S. Treasury 0.625% 12/31/2027	9,448	8,651
U.S. Treasury 4.25% 1/15/2028	720,000	726,820
U.S. Treasury 2.75% 2/15/2028	10,125	9,816
U.S. Treasury 4.25% 2/15/2028	1,400,000	1,414,026
U.S. Treasury 4.00% 2/29/2028	171,747	172,279
U.S. Treasury 3.875% 3/15/2028	301,542	301,506
U.S. Treasury 3.625% 3/31/2028	52,103	51,729
U.S. Treasury 2.875% 5/15/2028	46,997	45,592
U.S. Treasury 3.625% 5/31/2028	160,636	159,350
U.S. Treasury 1.25% 6/30/2028	17,561	16,158
U.S. Treasury 4.00% 6/30/2028	77,091	77,361
U.S. Treasury 1.00% 7/31/2028	6,527	5,941
U.S. Treasury 4.125% 7/31/2028	195,000	196,403
American Balanced Fund — Page 59 of 83

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 10/31/2028	USD6,716	$6,153
U.S. Treasury 3.125% 11/15/2028	41,549	40,449
U.S. Treasury 1.50% 11/30/2028	46,700	42,889
U.S. Treasury 4.00% 1/31/2029	254,696	255,432
U.S. Treasury 5.25% 2/15/2029	35,690	37,515
U.S. Treasury 3.25% 6/30/2029	58,480	56,939
U.S. Treasury 4.25% 6/30/2029	38,500	38,977
U.S. Treasury 4.00% 7/31/2029	80,000	80,213
U.S. Treasury 3.625% 8/31/2029	68,650	67,802
U.S. Treasury 4.125% 11/30/2029	22,060	22,232
U.S. Treasury 4.375% 12/31/2029	337,000	343,121
U.S. Treasury 3.50% 1/31/2030	67,000	65,683
U.S. Treasury 4.25% 1/31/2030	50,150	50,796
U.S. Treasury 4.00% 2/28/2030	458,407	459,481
U.S. Treasury 3.625% 3/31/2030	23,000	22,649
U.S. Treasury 4.00% 3/31/2030	848,314	850,004
U.S. Treasury 0.625% 5/15/2030	22,310	18,876
U.S. Treasury 3.75% 6/30/2030	4,675	4,624
U.S. Treasury 0.625% 8/15/2030	114,675	96,179
U.S. Treasury 4.625% 9/30/2030	25,150	25,925
U.S. Treasury 4.875% 10/31/2030	62,722	65,427
U.S. Treasury 4.25% 6/30/2031	264,000	266,918
U.S. Treasury 4.125% 7/31/2031	146,500	147,089
U.S. Treasury 1.25% 8/15/2031	38,264	32,276
U.S. Treasury 4.50% 12/31/2031	27,000	27,677
U.S. Treasury 4.125% 3/31/2032	297,299	298,111
U.S. Treasury 2.875% 5/15/2032	93,519	86,527
U.S. Treasury 4.125% 11/15/2032	20,061	20,094
U.S. Treasury 3.50% 2/15/2033	145,000	138,883
U.S. Treasury 3.375% 5/15/2033	48,871	46,282
U.S. Treasury 3.875% 8/15/2033	49,445	48,464
U.S. Treasury 4.50% 11/15/2033	6,762	6,924
U.S. Treasury 4.00% 2/15/2034	29,600	29,200
U.S. Treasury 4.375% 5/15/2034	144,130	146,089
U.S. Treasury 3.875% 8/15/2034	59,250	57,750
U.S. Treasury 4.25% 11/15/2034	361,275	362,348
U.S. Treasury 4.625% 2/15/2035	177,995	183,877
U.S. Treasury 4.25% 5/15/2039	84,397	83,138
U.S. Treasury 1.375% 11/15/2040	38,809	25,247
U.S. Treasury 1.875% 2/15/2041[11]	98,666	69,278
U.S. Treasury 2.25% 5/15/2041[11]	140,792	104,405
U.S. Treasury 2.00% 11/15/2041	6,986	4,910
U.S. Treasury 2.375% 2/15/2042	4,990	3,705
U.S. Treasury 3.25% 5/15/2042	315,158	266,406
U.S. Treasury 2.75% 8/15/2042	32,660	25,510
U.S. Treasury 3.375% 8/15/2042	152,000	130,352
U.S. Treasury 2.75% 11/15/2042	77,000	59,922
U.S. Treasury 3.125% 2/15/2043	47,605	39,092
U.S. Treasury 2.875% 5/15/2043	58,590	46,144
U.S. Treasury 3.875% 5/15/2043	34,310	31,324
U.S. Treasury 3.625% 2/15/2044	24,780	21,686
U.S. Treasury 4.50% 2/15/2044[11]	230,000	227,287
U.S. Treasury 4.625% 5/15/2044	26,500	26,587
U.S. Treasury 3.125% 8/15/2044	39,447	31,830
American Balanced Fund — Page 60 of 83

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2/15/2045	USD51,860	$37,403
U.S. Treasury 4.75% 2/15/2045	406,355	413,878
U.S. Treasury 3.00% 5/15/2045	24,780	19,443
U.S. Treasury 3.00% 11/15/2045	23,145	18,077
U.S. Treasury 3.00% 5/15/2047	55,603	42,745
U.S. Treasury 2.75% 8/15/2047	82,381	60,254
U.S. Treasury 3.00% 2/15/2048	3,743	2,853
U.S. Treasury 2.00% 2/15/2050[11]	56,616	34,262
U.S. Treasury 2.375% 5/15/2051	84,719	55,405
U.S. Treasury 2.00% 8/15/2051	571	340
U.S. Treasury 1.875% 11/15/2051	25,500	14,665
U.S. Treasury 2.25% 2/15/2052	149,126	94,066
U.S. Treasury 3.00% 8/15/2052[11]	116,809	86,959
U.S. Treasury 4.00% 11/15/2052	83,509	75,315
U.S. Treasury 3.625% 2/15/2053	117,067	98,610
U.S. Treasury 3.625% 5/15/2053	113,815	95,880
U.S. Treasury 4.25% 2/15/2054	22,200	20,915
U.S. Treasury 4.625% 5/15/2054[11]	173,000	173,527
U.S. Treasury 4.25% 8/15/2054	180,883	170,722
U.S. Treasury 4.50% 11/15/2054[11]	1,031,617	1,016,304
		13,040,644
U.S. Treasury inflation-protected securities 1.61%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[12]	79,063	79,110
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[12]	17,487	17,530
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[12]	113,493	113,654
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[12]	333,103	330,871
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11,12]	208,909	207,279
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027[12]	287,143	284,175
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[12]	160,836	157,816
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[12]	114,788	119,574
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029[11,12]	1,465,605	1,486,353
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[12]	5,941	5,589
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[12]	93,865	86,656
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034[12]	50,008	49,890
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[11,12]	291,305	293,813
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035[12]	99,633	102,188
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[12]	24,256	18,683
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044[12]	51,335	44,759
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046[12]	20,571	16,252
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[12]	2,643	1,610
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[12]	106,073	88,067
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[12]	113,525	108,625
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055[12]	136,885	138,197
		3,750,691
Total U.S. Treasury bonds & notes		16,791,335
Asset-backed obligations 3.22%
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032[4,8]	3,333	3,329
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[4,8]	430	427
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[4,8]	40,547	40,487
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[4,8]	12,111	12,196
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[4,8]	2,839	2,844
American Balanced Fund — Page 61 of 83

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[4,8]	USD9,029	$9,026
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.30% 7/25/2036[4,5,8]	58,804	58,843
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.423% 4/20/2032[4,5,8]	18,768	18,728
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.823% 1/19/2033[4,5,8]	5,520	5,528
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[4,8]	5,312	5,331
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[4,8]	1,379	1,375
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[4,8]	10,154	10,162
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[4,8]	5,925	5,968
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[4,8]	1,664	1,667
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029[4,8]	2,196	2,203
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030[4,8]	12,578	12,754
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[4,8]	14,562	14,979
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[4,8]	29,744	30,121
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030[4,8]	9,497	9,690
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[4,8]	6,144	6,142
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031[4,8]	12,883	12,917
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[4]	6,666	6,645
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.68% 5/26/2031[4,5,8]	863	863
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[4]	1,491	1,469
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[4]	20,192	19,662
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028[4]	11,077	11,229
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[4]	34,592	35,022
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.39% 1/20/2033[4,5,8]	12,497	12,493
Apollo Aviation Securitization Equity Trust., Series 25-1A, Class A, 5.943% 2/16/2050[4,8]	7,623	7,706
ARES CLO, Ltd., Series 2015-2, Class AR3, (3-month USD CME Term SOFR + 1.32%) 5.623% 4/17/2033[4,5,8]	25,462	25,496
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[4,8]	3,104	3,126
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[4,8]	11,907	12,152
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[4,8]	33,250	33,183
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[4,8]	41,809	41,602
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[4,8]	54,855	53,872
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[4,8]	3,873	3,811
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[4,8]	75,784	73,002
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[4,8]	4,460	4,286
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[4,8]	1,542	1,480
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,8]	8,650	8,717
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[4,8]	3,228	3,270
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[4,8]	2,750	2,787
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[4,8]	15,110	15,436
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[4,8]	19,885	20,235
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class B, 6.08% 4/20/2029[4,8]	9,510	9,719
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[4,8]	12,400	12,695
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,8]	28,032	29,078
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[4,8]	7,175	7,501
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[4,8]	15,860	16,219
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030[4,8]	2,846	2,907
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030[4,8]	16,000	16,287
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030[4,8]	3,342	3,389
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[4,8]	12,074	12,172
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036[4,5,8]	55,356	55,353
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[4]	10,702	10,736
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[4,8]	1,418	1,390
American Balanced Fund — Page 62 of 83

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[4,8]	USD1,715	$1,655
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.253% 5/17/2031[4,5,8]	26,552	26,506
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 5.523% 5/17/2031[4,5,8]	13,891	13,856
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 5.655% 1/20/2031[4,5,8]	238	238
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.493% 7/20/2035[4,5,8]	39,490	39,570
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.592% 4/26/2031[4,5,13]	15,431	15,435
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[4,8]	16,695	15,419
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[4,8]	2,531	2,356
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[4,8]	4,079	4,088
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[4,8]	1,235	1,245
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[4,8]	11,358	11,493
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[4,8]	3,023	3,055
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[4]	4,299	4,305
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[4]	3,064	3,066
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[4]	7,387	7,421
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[4]	9,605	9,642
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028[4]	8,007	8,022
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[4]	2,847	2,869
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[4]	6,448	6,460
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028[4]	6,126	6,169
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029[4]	9,466	9,507
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[4]	2,220	2,246
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[4]	9,797	9,947
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[4]	7,401	7,418
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030[4]	11,925	11,917
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[4,8]	23,215	23,097
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[4]	4,513	4,523
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[4,8]	22,307	22,522
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.579% 4/30/2031[4,5,8]	169	169
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[4]	12,003	12,044
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[4]	37,004	37,388
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[4]	5,439	5,461
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[4]	4,489	4,585
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027[4,8]	2,748	2,757
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[4,8]	1,616	1,622
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028[4,8]	8,430	8,486
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[4,8]	4,797	4,843
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[4]	501	484
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[4]	3,521	3,430
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029[4,8]	5,408	5,473
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[4,8]	41,083	37,426
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[4,8]	16,694	15,258
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[4,8]	3,097	2,975
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050[4,8]	72,262	72,789
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050[4,8]	12,733	12,803
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[4,8]	96,667	95,405
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[4,8]	19,837	18,226
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[4,8]	15,185	14,949
American Balanced Fund — Page 63 of 83

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[4,8]	USD1,579	$1,405
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[4,8]	43,915	41,997
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[4,8]	7,528	7,112
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[4,8]	53,198	53,456
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[4,8]	43,496	43,776
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[4,8]	10,061	10,093
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[4,8]	15,210	15,254
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[4,8]	15,477	15,543
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027[4,8]	11,908	11,899
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029[4,8]	29,108	29,586
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[4,8]	35,542	35,862
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[4,8]	19,285	19,574
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[4,8]	4,151	4,211
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036[4,8]	11,207	11,333
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[4,8]	795	796
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[4,8]	22,863	23,113
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[4,8]	6,592	6,598
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[4,8]	18,230	16,922
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[4,8]	17,976	16,628
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[4,8]	25,028	23,278
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[4,8]	19,979	18,297
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[4,8]	1,430	1,307
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[4,8]	297	297
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[4]	11,467	11,511
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[4,8]	41	41
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[4,8]	1,317	1,319
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[4,8]	1,100	1,101
CPS Auto Receivables Trust, Series 2024-A, Class A, 5.71% 9/15/2027[4,8]	1,980	1,983
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[4,8]	5,302	5,332
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[4,8]	743	747
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[4,8]	7,192	7,184
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[4,8]	3,027	3,060
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029[4,8]	2,951	2,951
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[4,8]	1,097	1,109
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[4,8]	394	403
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030[4,8]	5,048	5,122
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[4,8]	7,777	7,888
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[4,8]	13,851	14,055
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[4,8]	6,110	6,193
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[4]	5,782	5,791
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[4]	30,293	30,572
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030[4,8]	6,096	6,118
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[4,8]	4,646	4,671
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[4,8]	8,835	8,988
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031[4,8]	1,929	1,967
Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.83% 12/15/2026[4]	813	814
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[4]	5,007	5,015
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[4]	7,110	7,111
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[4]	4,103	4,087
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[4]	8,538	8,590
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[4]	6,146	6,243
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[4,8]	619	616
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[4,8]	1,279	1,268
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[4,8]	1,227	1,229
American Balanced Fund — Page 64 of 83

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.382% 10/15/2030[4,5,8]	USD14,908	$14,902
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.664% 1/15/2031[4,5,8]	3,584	3,587
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.534% 4/15/2031[4,5,8]	2,165	2,165
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[4,8]	4,826	4,458
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[4,8]	3,584	3,605
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[4,8]	23,991	24,108
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[4,8]	8,057	8,068
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[4,8]	1,263	1,261
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[4,8]	7,766	7,739
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[4,8]	7,264	7,252
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[4,8]	12,765	12,833
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[4,8]	7,040	7,087
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[4,8]	4,751	4,827
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030[4,8]	6,047	6,229
EquipmentShare.com, Inc., Series 2024-2M, Class A, 5.70% 12/20/2032[4,8]	41,832	42,210
EquipmentShare.com, Inc., Series 2024-2M, Class B, 6.43% 12/20/2032[4,8]	2,265	2,283
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029[4,8]	956	965
Exeter Automobile Receivables Trust, Series 2024-3A, Class A2, 5.82% 2/15/2027[4]	2,643	2,647
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[4]	1,020	1,020
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[4]	12,127	11,878
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[4]	1,999	2,001
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027[4]	8,680	8,685
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028[4]	6,875	6,864
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028[4]	11,191	11,228
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[4]	2,138	2,159
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[4]	5,159	5,124
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028[4]	6,808	6,824
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[4]	5,825	5,842
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[4]	4,442	4,443
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029[4]	6,250	6,237
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[4]	3,884	3,975
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029[4]	7,232	7,329
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029[4]	25,639	25,794
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029[4]	8,879	8,919
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030[4]	9,082	9,079
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[4]	6,028	6,080
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[4]	9,760	9,833
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[4]	8,067	8,115
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[4]	7,612	7,698
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030[4]	9,492	9,685
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[4]	13,416	13,559
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031[4]	9,878	9,841
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031[4]	34,257	34,561
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031[4]	26,811	27,043
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028[4,8]	10,349	10,464
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030[4]	20,870	21,107
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[4]	22,257	22,665
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025[4,8]	20,269	19,956
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[4,8]	39,031	38,240
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[4,8]	16,965	16,241
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[4,8]	24,136	23,830
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[4,8]	5,639	5,662
American Balanced Fund — Page 65 of 83

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Flagship Credit Auto Trust, Series 2024-1, Class B, 5.63% 4/16/2029[4,8]	USD5,851	$5,940
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[4,8]	1,955	1,991
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[4,8]	990	994
Flagship Credit Auto Trust, Series 2024-1, Class C, 5.79% 2/15/2030[4,8]	5,000	5,088
Flatiron CLO, Ltd., Series 2018-1, Class A, (3-month USD CME Term SOFR + 1.212%) 5.514% 4/17/2031[4,5,8]	532	532
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.622% 7/15/2036[4,5,8]	15,864	15,874
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[4]	10,741	10,779
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[4]	1,989	2,001
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[4,8]	26,615	27,276
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[4,5,8]	61,000	61,818
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[4,8]	13,105	13,089
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.343% 10/20/2032[4,5,8]	11,156	11,155
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[4,8]	13,158	12,372
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[4,8]	1,812	1,707
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[4,8]	2,977	2,732
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[4,8]	8,155	7,922
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[4,8]	39,947	37,691
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[4,8]	1,043	1,001
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[4,8]	57,044	53,771
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[4,8]	58,877	54,111
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[4,8]	67,259	62,264
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[4,8]	4,355	4,016
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[4,8]	4,400	4,412
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028[4,8]	2,976	2,996
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028[4,8]	2,763	2,767
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[4,8]	7,143	7,197
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[4,8]	8,588	8,697
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029[4,8]	6,394	6,432
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029[4,8]	8,920	8,950
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[4,8]	2,414	2,444
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[4,8]	2,182	2,237
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029[4,8]	9,026	9,090
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[4,8]	5,212	5,293
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[4,8]	3,347	3,416
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[4,8]	11,932	12,183
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030[4,8]	11,421	11,461
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030[4,8]	13,143	13,283
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031[4,8]	5,987	6,022
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028[4,8]	6,649	6,716
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[4,8]	7,707	7,701
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[4,8]	5,821	5,860
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030[4,8]	9,837	9,877
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[4,8]	8,553	8,657
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031[4,8]	1,021	1,031
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[4]	14,328	14,366
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[4,8]	22,705	23,564
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[4,8]	38,047	39,746
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[4,8]	61,215	61,272
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[4]	9,490	9,548
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[4,8]	17,626	17,810
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029[4,8]	8,150	8,262
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 5.843% 4/20/2033[4,5,8]	9,610	9,615
American Balanced Fund — Page 66 of 83

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class C, (3-month USD CME Term SOFR + 2.30%) 6.593% 4/20/2033[4,5,8]	USD6,983	$6,982
GreatAmerica Leasing Receivables, Series 2025-1, Class A2, 4.52% 10/15/2027[4,8]	3,582	3,588
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[4,8]	20,434	20,692
GreatAmerica Leasing Receivables Funding, LLC, Series 24-2, Class A4, 5.02% 5/15/2031[4,8]	17,190	17,512
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.661% 7/28/2031[4,5,8]	2,142	2,142
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.343% 1/20/2031[4,5,8]	6,140	6,155
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[4,8,14]	60,174	60,174
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[4,8]	42,910	42,786
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[4,8]	9,146	9,208
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[4,8]	49,550	47,305
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 6/26/2028[4,8]	8,792	8,344
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[4,8]	5,075	4,789
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[4,8]	22,138	21,660
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[4,8]	18,253	18,934
Hertz Vehicle Financing, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[4,8]	16,123	16,055
Hertz Vehicle Financing, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[4,8]	2,663	2,651
Hertz Vehicle Financing, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[4,8]	1,630	1,621
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[4,8]	111,172	106,246
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[4,8]	14,511	13,840
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[4,8]	7,776	7,370
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[4,8]	14,231	14,486
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[4,8]	30,334	30,769
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029[4,8]	6,543	6,547
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[4]	1,824	1,825
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[4]	4,051	4,061
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[4,8]	30,668	30,382
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031[4,8]	2,565	2,598
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031[4,8]	7,453	7,529
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[4,8]	3,028	3,051
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[4]	13,551	13,681
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041[4,8]	5,767	5,504
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.493% 4/20/2032[4,5,8]	12,230	12,235
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 5.943% 4/20/2032[4,5,8]	15,000	15,007
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.143% 4/20/2032[4,5,8]	7,652	7,652
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[4]	12,300	12,430
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.543% 7/20/2036[4,5,8]	14,946	14,945
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.744% 1/15/2031[4,5,8]	1,150	1,151
KKR Financial CLO, Ltd., Series 38, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.622% 4/15/2033[4,5,8]	16,000	16,000
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[4,8]	570	570
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[4,8]	3,005	3,009
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[4,8]	9,906	9,911
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[4,8]	15,113	15,194
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[4,8]	1,766	1,772
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[4,8]	14,930	14,981
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028[4,8]	19,645	19,805
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[4,8]	7,194	7,202
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[4,8]	2,219	2,221
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.649% 7/16/2031[4,5,8]	13,237	13,246
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030[4,8]	3,695	3,701
American Balanced Fund — Page 67 of 83

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.532% 7/27/2031[4,5,8]	USD950	$950
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.552% 7/15/2036[4,5,8]	13,393	13,370
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.273% 1/20/2033[4,5,8]	105,728	105,175
Marble Point CLO XII, Ltd., Series 2018-1A, Class A, (3-month USD CME Term SOFR + 1.272%) 5.579% 7/16/2031[4,5,8]	4,147	4,147
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 5.493% 1/20/2032[4,5,8]	23,956	23,962
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.33% 7/23/2032[4,5,8]	28,052	28,010
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[4]	4,770	4,829
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[4,8]	11,919	12,029
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[4,8]	5,814	5,859
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,8]	3,233	3,263
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,8]	2,595	2,624
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[4,8]	19,818	17,837
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[4,8]	20,509	18,389
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[4,8]	55,976	52,131
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[4,8]	39,454	36,670
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[4,8]	22,165	20,619
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[4,8]	37,529	35,080
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[4,8]	230,961	215,732
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061[4,8]	3,958	3,624
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.532% 7/25/2030[4,5,8]	12,526	12,521
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[4]	8,539	8,636
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[4,8]	12,361	12,399
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 4/15/2032[4,8]	9,013	9,013
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.529% 4/16/2031[4,5,13]	1,250	1,250
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[4,8]	6,822	7,024
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,8]	12,238	12,353
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032[4,8]	8,928	8,958
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032[4,8]	2,030	2,038
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.355% 7/20/2029[4,5,8]	259	259
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.364% 10/15/2029[4,5,8]	16,151	16,149
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.964% 10/15/2029[4,5,8]	44,195	44,214
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.297% 7/24/2031[4,5,8]	4,686	4,680
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[4,5,8]	47,390	47,307
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.90% 1/15/2033[4,5,8]	21,286	21,305
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 6.15% 1/15/2033[4,5,8]	6,000	5,986
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 5.402% 4/15/2031[4,5,8]	8,621	8,619
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[4,8]	5,491	5,494
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[4,8]	15,457	15,590
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028[4,8]	8,845	8,875
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[4,8]	3,805	3,807
American Balanced Fund — Page 68 of 83

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[4,8]	USD2,116	$2,113
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[4,8]	1,294	1,293
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.499% 8/16/2027[4,5,8]	11,885	11,914
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.169% 1/15/2028[4,5,8]	14,516	14,567
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 5.149% 4/17/2028[4,5,8]	15,000	15,052
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[4,8]	36,810	37,082
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/16/2029[4,8]	9,986	10,173
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033[4]	17,282	17,362
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[4]	13,836	13,095
Pikes Peak CLO, Series 2020-6A, Class ARR, (3-month USD CME Term SOFR + 0.94%) 5.242% 5/18/2034[4,5,8]	5,125	5,096
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[4,8]	11,420	11,277
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[4,8]	7,712	7,797
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.019% 9/15/2039[4,5,8]	4,260	4,250
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[4,8]	12,742	12,756
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027[4,8]	6,547	6,540
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[4,8]	12,218	12,264
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030[4,8]	4,938	4,928
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[4,8]	1,951	1,961
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031[4,8]	9,540	9,571
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029[4,8]	3,815	3,807
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029[4,8]	2,983	3,023
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[4,8]	1,690	1,726
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029[4,8]	844	847
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.504% 10/15/2030[4,5,8]	17,133	17,137
RAD CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.653% 4/17/2036[4,5,8]	15,000	15,014
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[4,8]	2,080	2,089
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 5.40% 10/25/2031[4,5,8]	32,632	32,627
Regatta XIV Funding, Ltd., CLO, Series 18-3A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.10% 10/25/2031[4,5,8]	3,857	3,861
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[4,8]	2,412	2,413
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[4,8]	7,592	7,623
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.652% 7/15/2037[4,5,8]	12,963	12,967
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[4]	1,438	1,439
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[4]	173	173
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[4]	45	45
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[4]	2,538	2,522
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[4]	5,641	5,653
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[4]	3,651	3,616
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[4]	10,151	10,170
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[4]	8,504	8,521
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[4]	2,751	2,761
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[4]	4,391	4,403
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[4]	12,950	13,004
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[4]	7,026	7,076
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[4]	14,146	14,245
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[4]	5,506	5,501
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028[4]	5,797	5,806
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[4]	22,393	22,570
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[4]	20,096	20,381
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[4]	44,712	44,835
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029[4]	6,102	6,163
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[4]	12,138	12,364
American Balanced Fund — Page 69 of 83

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[4]	USD8,547	$8,614
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[4]	1,407	1,421
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030[4]	9,491	9,558
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[4]	10,034	10,252
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031[4]	6,376	6,394
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031[4]	13,412	13,549
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032[4]	12,336	12,301
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 5.593% 4/20/2033[4,5,8]	23,475	23,486
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[4,8]	2,722	2,723
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[4,8]	26,356	26,430
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[4,8]	2,236	2,241
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[4,8]	10,635	10,739
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[4,8]	3,902	3,903
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[4,8]	5,370	5,388
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030[4,8]	6,374	6,383
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034[4,8]	4,434	4,509
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034[4,8]	4,885	4,976
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031[4,8]	1,488	1,496
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[4,8]	561	561
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[4,8]	24,928	24,945
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[4,8]	19,239	19,392
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[4,8]	2,222	2,282
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[4,8]	12,902	12,957
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[4,8]	3,535	3,622
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[4,8]	31,571	31,365
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[4,8]	17,605	16,268
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[4,8]	3,241	3,012
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[4,8]	6,063	6,158
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.164% 1/15/2053[4,5,8]	12,055	11,845
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[4,8]	30,658	28,330
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 5.644% 4/15/2030[4,5,8]	285	285
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[4,8]	6,614	6,674
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[4,8]	26,740	25,698
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.339% 4/15/2032[4,5,8]	26,710	26,669
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032[4,5,8]	54,732	54,697
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[4,8]	24,333	23,519
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[4,8]	10,862	10,394
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[4,8]	7,371	7,044
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[4,8]	20,699	20,440
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[4,8]	24,437	24,300
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054[4,8]	37,299	37,646
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054[4,8]	37,299	37,953
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[4,8]	13,386	12,913
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.713% 4/20/2036[4,5,8]	20,000	20,014
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[4]	33,163	33,624
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031[4]	39,744	40,241
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[4,8]	30,586	28,751
Teachers Insurance and Annuity Association of AME., CLO, Series 17-2A, Class A, (3-month USD CME Term SOFR + 1.412%) 5.719% 1/16/2031[4,5,8]	265	265
American Balanced Fund — Page 70 of 83

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[4,8]	USD11,458	$11,007
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[4,8]	20,466	19,142
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[4,8]	1,453	1,366
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[4,8]	2,096	1,969
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[4,8]	25,390	23,368
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[4,8]	1,093	1,003
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[4,8]	52,074	48,347
The Huntington National Bank, Series 2025-1, Class B, 4.957% 3/21/2033[4,8]	19,621	19,598
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.336% 4/15/2034[4,5,8]	32,456	32,337
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[4,8]	13,466	12,632
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[4,8]	11,132	9,969
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[4,8]	404	364
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049[4,8]	525	533
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[4,8]	25,463	25,688
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[4,8]	38,148	37,945
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[4]	20,414	20,549
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[4]	7,901	8,009
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029[4,8]	19,412	19,419
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.493% 1/20/2032[4,5,8]	20,900	20,912
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 5.993% 1/20/2032[4,5,8]	9,000	8,992
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.67% 4/25/2033[4,5,8]	12,207	12,226
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[4,8]	97,864	90,492
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[4,8]	2,555	2,417
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[4,8]	29,442	26,694
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[4,8]	1,074	972
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032[4,8]	10,492	10,518
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027[4,8]	5,456	5,456
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028[4,8]	6,450	6,458
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.483% 1/20/2037[4,5,8]	72,350	72,216
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.575% 9/7/2030[4,5,8]	2,254	2,254
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.625% 7/18/2031[4,5,8]	12,935	12,945
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.685% 4/20/2032[4,5,8]	9,449	9,453
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[4,8]	7,458	7,579
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[4]	41,651	41,653
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[4]	27,148	27,249
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[4,9]	77,422	77,444
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[4]	42,675	43,578
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[4,8]	44,216	44,636
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032[4,8]	8,341	8,508
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033[4,8]	14,123	14,239
Vibrant CLO, Ltd., Series 2018-9RA, Class A1, (3-month USD CME Term SOFR + 1.00%) 5.319% 4/20/2037[4,5,8]	19,735	19,741
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027[4,8]	9,047	9,048
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.502% 10/15/2031[4,5,8]	17,700	17,696
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.102% 10/15/2031[4,5,8]	6,957	6,955
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[4,8]	793	795
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[4,8]	2,244	2,262
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030[4,8]	2,590	2,631
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[4,8]	4,697	4,666
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027[4,8]	2,682	2,691
American Balanced Fund — Page 71 of 83

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[4,8]	USD7,659	$7,671
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[4,8]	7,472	7,428
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[4,8]	3,469	3,481
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[4,8]	42,000	42,196
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028[4,8]	25,184	25,201
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,8]	8,121	8,125
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,8]	2,834	2,841
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[4,8]	12,741	12,770
Westlake Automobile Receivables Trust, Series 2025-1, Class A3, 4.75% 8/15/2028[4,8]	11,868	11,912
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[4,8]	5,491	5,538
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[4,8]	10,243	10,330
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[4,8]	9,545	9,707
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[4,8]	4,187	4,231
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[4,8]	5,314	5,466
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[4,8]	5,627	5,733
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029[4,8]	28,358	28,420
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029[4,8]	16,701	16,798
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030[4,8]	7,827	7,940
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030[4,8]	17,000	17,281
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030[4,8]	18,000	18,088
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030[4,8]	6,004	6,120
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030[4,8]	14,985	15,070
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030[4,8]	19,367	19,542
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030[4,8]	7,216	7,307
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[4,8]	5,364	5,403
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039[4,8]	24,195	24,412
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[4,8]	29,290	29,401
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[4,8]	19,228	19,308
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.493% 10/20/2030[4,5,8]	11,982	11,982
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.093% 10/20/2030[4,5,8]	17,000	17,025
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[4,8]	6,474	6,479
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[4]	39,226	39,503
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[4]	8,090	8,255
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[4]	13,473	13,517
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[4]	18,199	18,358
		7,524,435
Bonds & notes of governments & government agencies outside the U.S. 0.61%
British Columbia (Province of) 4.20% 7/6/2033	2,030	1,973
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[8]	18,000	17,656
Chile (Republic of) 4.85% 1/22/2029	18,265	18,420
Chile (Republic of) 3.10% 1/22/2061	15,816	9,497
Colombia (Republic of) 4.50% 1/28/2026	15,867	15,819
Colombia (Republic of) 7.50% 2/2/2034	2,451	2,431
Colombia (Republic of) 8.00% 11/14/2035	39,549	39,826
CPPIB Capital, Inc. 0.875% 9/9/2026[8]	17,827	17,035
CPPIB Capital, Inc. 2.75% 11/2/2027[8]	23,770	23,005
Development Bank of Japan, Inc. 1.25% 10/20/2026[8]	18,000	17,205
Development Bank of Japan, Inc. 1.75% 10/20/2031[8]	12,582	10,716
European Investment Bank 0.75% 10/26/2026	19,007	18,076
European Investment Bank 0.625% 10/21/2027	7,655	7,046
European Stability Mechanism 0.375% 9/10/2025[8]	23,570	23,157
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR29,410	33,255
Greece (Hellenic Republic of) 4.25% 6/15/2033	44,120	50,866
American Balanced Fund — Page 72 of 83

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Greece (Hellenic Republic of) 3.375% 6/15/2034	EUR142,470	$153,431
Greece (Hellenic Republic of) 3.625% 6/15/2035	140,000	152,499
Hungary, 2.125% 9/22/2031[8]	USD14,164	11,527
Hungary, 3.125% 9/21/2051[8]	17,678	10,549
Hydro-Quebec 9.50% 11/15/2030	22,230	27,603
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY800,000	5,297
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,700,000	17,800
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	USD3,000	3,024
International Bank for Reconstruction and Development 0.75% 11/24/2027	9,000	8,280
International Development Assn. 0.375% 9/23/2025[8]	19,410	19,042
Japan Bank for International Cooperation 1.25% 1/21/2031	27,682	23,383
Landwirtschaftliche Rentenbank 0.875% 9/3/2030	13,390	11,335
OMERS Finance Trust 1.10% 3/26/2026[8]	26,770	25,966
OMERS Finance Trust 3.50% 4/19/2032[8]	33,621	31,529
OMERS Finance Trust 4.00% 4/19/2052[8]	33,621	26,595
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[8]	18,000	17,599
Panama (Republic of) 7.50% 3/1/2031	8,035	8,323
Panama (Republic of) 2.252% 9/29/2032	19,671	14,387
Panama (Republic of) 8.00% 3/1/2038	6,060	6,257
Panama (Republic of) 4.50% 1/19/2063	3,874	2,366
Peru (Republic of) 1.862% 12/1/2032	40,334	31,499
Peru (Republic of) 5.875% 8/8/2054	8,925	8,662
Peru (Republic of) 2.78% 12/1/2060	40,618	22,171
Philippines (Republic of) 6.375% 10/23/2034	19,260	21,060
Qatar (State of) 4.00% 3/14/2029[8]	7,101	7,011
Qatar (State of) 4.817% 3/14/2049[8]	7,101	6,522
Quebec Canada (Province of) 2.75% 4/12/2027	23,200	22,546
Romania 6.625% 2/17/2028	20,000	20,558
Saskatchewan (Province of) 3.25% 6/8/2027	19,319	18,945
Saudi Arabia (Kingdom of) 5.125% 1/13/2028[8]	56,195	56,904
Saudi Arabia (Kingdom of) 4.75% 1/18/2028[8]	4,883	4,911
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[8]	310	307
United Mexican States 6.00% 5/13/2030	47,105	48,104
United Mexican States 2.659% 5/24/2031	23,299	19,660
United Mexican States 3.50% 2/12/2034	9,008	7,406
United Mexican States 6.00% 5/7/2036	170,510	165,130
United Mexican States 6.875% 5/13/2037	49,420	50,685
United Mexican States 6.338% 5/4/2053	6,235	5,683
United Mexican States 7.375% 5/13/2055	17,730	18,156
United Mexican States 3.771% 5/24/2061	13,292	7,766
		1,426,461
Municipals 0.28% California 0.04%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.719% 11/1/2052	7,980	5,280
Trustees of the California State University, Systemwide Rev. Bonds, Series 2021-B, 2.939% 11/1/2052	11,515	7,673
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	1,730	1,681
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	2,395	2,282
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	2,265	1,962
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	5,365	4,446
American Balanced Fund — Page 73 of 83

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) California (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A, 3.115% 6/1/2038	USD25,195	$20,703
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	8,055	6,154
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	4,015	3,108
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	390	348
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,979
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,094
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,644
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,116
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 2.847% 5/15/2041	2,690	1,972
Regents of the University of California, General Rev. Bonds, Series 2021-BI, 3.146% 5/15/2051	11,320	8,055
		93,497
Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	10,760	10,672
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	44,105	41,564
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	43,308	38,371
		90,607
Illinois 0.11%
G.O. Bonds, Series 2019-A, 4.50% 4/1/2025	325	325
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	212,678	212,381
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	28,736	28,927
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,777	4,991
		246,624
Massachusetts 0.02%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	55,970	57,995
Michigan 0.00%
Board of Trustees of Michigan State University, Rev. Bonds, Series 2022-A, 4.165% 8/15/2122	10,670	7,843
Regents of the University of Michigan, General Rev. Bonds, Series 2022-A, 3.504% 4/1/2052	6,660	4,955
		12,798
New York 0.01%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	8,915	8,663
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	5,635	5,264
		13,927
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	50,510	44,424
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	160	160
American Balanced Fund — Page 74 of 83

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Wisconsin 0.04%		Principal amount (000)	Value (000)
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		USD93,950	$91,359
Total municipals			651,391
Federal agency bonds & notes 0.05%
Fannie Mae 0.375% 8/25/2025[11]		16,060	15,812
Fannie Mae 0.75% 10/8/2027		11,330	10,476
Fannie Mae 0.875% 8/5/2030		17,097	14,528
Federal Home Loan Bank 5.50% 7/15/2036		600	656
Korea Gas Corp. 5.00% 7/8/2029[8]		4,334	4,419
Korea Housing Finance Corp. 4.625% 2/24/2028[8]		19,870	19,994
Tennessee Valley Authority 4.375% 8/1/2034		36,227	35,902
			101,787
Total bonds, notes & other debt instruments (cost: $74,478,261,000)			73,494,469
Investment funds 2.88%		Shares
Capital Group Central Corporate Bond Fund[2]		803,223,915	6,739,049
Total investment funds (cost: $7,780,628,000)			6,739,049
Short-term securities 5.38% Money market investments 5.24%
Capital Group Central Cash Fund 4.33%[2,15]		122,348,746	12,234,875
Money market investments purchased with collateral from securities on loan 0.13%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[15,16]		52,138,732	52,139
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.23%[15,16]		42,800,000	42,800
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.21%[15,16]		42,800,000	42,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%[15,16]		39,700,000	39,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.27%[15,16]		36,700,000	36,700
Fidelity Investments Money Market Government Portfolio, Class I 4.23%[15,16]		30,600,000	30,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.22%[15,16]		27,500,000	27,500
Capital Group Central Cash Fund 4.33%[2,15,16]		215,896	21,589
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.26%[15,16]		12,200,000	12,200
			306,028
Interest bearing bills & notes 0.01%	Weighted average yield at acquisition	Principal amount (000)
Pacific Gas and Electric Co. (USD-SOFR Index + 0.95%) 9/4/2025[5]	5.340%	USD20,000	19,996
Total short-term securities (cost: $12,560,885,000)			12,560,899
Total investment securities 101.90% (cost: $178,989,787,000)			237,926,648
Other assets less liabilities (1.90)%			(4,443,751)
Net assets 100.00%			$233,482,897
American Balanced Fund — Page 75 of 83

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2025 (000)
30 Day Federal Funds Futures	Long	24,932	5/1/2025	USD9,939,314	$(1,711)
3 Month SOFR Futures	Long	4,035	6/18/2025	965,248	(5,258)
3 Month SOFR Futures	Long	32,671	9/17/2025	7,834,506	(284)
3 Month SOFR Futures	Long	2,208	3/18/2026	531,990	2,094
3 Month SOFR Futures	Short	2,904	6/17/2026	(700,554)	1,431
2 Year U.S. Treasury Note Futures	Long	22,196	7/3/2025	4,598,387	7,945
5 Year U.S. Treasury Note Futures	Long	77,406	7/3/2025	8,371,943	48,823
10 Year Euro-Bund Futures	Short	7,377	6/10/2025	(1,027,645)	(3,159)
10 Year U.S. Treasury Note Futures	Long	39,471	6/30/2025	4,389,915	22,062
10 Year Ultra U.S. Treasury Note Futures	Short	591	6/30/2025	(67,448)	(628)
20 Year U.S. Treasury Note Futures	Long	3,088	6/30/2025	362,165	1,465
30 Year Ultra U.S. Treasury Bond Futures	Long	27,242	6/30/2025	3,330,334	14,552
					$87,332
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	107,132	EUR	101,692	Citibank	4/4/2025	$(2,851)
USD	7,253	EUR	6,680	Standard Chartered Bank	4/11/2025	26
USD	14,441	EUR	13,210	HSBC Bank	4/15/2025	146
USD	137,192	EUR	125,518	Standard Chartered Bank	4/17/2025	1,345
USD	37,945	JPY	5,618,726	Citibank	4/17/2025	413
USD	21,479	EUR	19,804	JPMorgan Chase	4/28/2025	33
USD	309,669	EUR	286,265	Goldman Sachs	4/29/2025	(354)
USD	33,654	EUR	31,125	BNP Paribas	5/7/2025	(70)
						$(1,312)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.10625%	Annual	7/8/2025	USD301,000	$3,389	$—	$3,389
4.2035%	Annual	SOFR	Annual	1/10/2026	174,359	142	—	142
4.184%	Annual	SOFR	Annual	1/10/2026	174,359	116	—	116
4.2045%	Annual	SOFR	Annual	1/10/2026	45,883	38	—	38
4.27%	Annual	SOFR	Annual	2/16/2026	479,018	940	—	940
4.265%	Annual	SOFR	Annual	2/16/2026	237,725	456	—	456
4.3035%	Annual	SOFR	Annual	2/17/2026	142,700	321	—	321
4.2675%	Annual	SOFR	Annual	2/17/2026	137,752	267	—	267
American Balanced Fund — Page 76 of 83

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.2515%	Annual	SOFR	Annual	2/17/2026	USD141,314	$255	$—	$255
4.3005%	Annual	SOFR	Annual	2/17/2026	98,960	220	—	220
4.288%	Annual	SOFR	Annual	2/17/2026	100,530	213	—	213
4.56%	Annual	SOFR	Annual	3/1/2026	1,221,100	5,863	—	5,863
4.568%	Annual	SOFR	Annual	3/1/2026	1,200,000	5,847	—	5,847
4.9005%	Annual	SOFR	Annual	4/17/2026	628,500	5,944	—	5,944
4.815%	Annual	SOFR	Annual	5/6/2026	993,800	9,115	—	9,115
4.723%	Annual	SOFR	Annual	5/7/2026	961,810	7,907	—	7,907
4.659%	Annual	SOFR	Annual	5/17/2026	1,771,000	13,880	—	13,880
3.53%	Annual	SOFR	Annual	1/23/2027	328,900	(1,369)	—	(1,369)
3.5405%	Annual	SOFR	Annual	1/23/2027	544,500	(2,168)	—	(2,168)
3.535%	Annual	SOFR	Annual	1/23/2027	589,900	(2,405)	—	(2,405)
SOFR	Annual	4.186%	Annual	2/18/2027	2,355,520	(18,297)	—	(18,297)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,059,400	197	—	197
3.761%	Annual	SOFR	Annual	2/20/2027	530,200	65	—	65
4.5895%	Annual	SOFR	Annual	5/6/2027	716,265	12,361	—	12,361
3.6475%	Annual	SOFR	Annual	2/27/2028	879,900	2,227	—	2,227
3.16%	Annual	SOFR	Annual	6/20/2028	161,300	(2,500)	—	(2,500)
SOFR	Annual	3.529%	Annual	1/29/2030	216,000	1,388	—	1,388
SOFR	Annual	3.5485%	Annual	1/29/2030	234,500	1,305	—	1,305
SOFR	Annual	3.528%	Annual	1/29/2030	176,400	1,141	—	1,141
3.18%	Annual	SOFR	Annual	4/17/2030	124,700	(2,837)	—	(2,837)
3.275%	Annual	SOFR	Annual	4/18/2030	124,700	(2,296)	—	(2,296)
3.353%	Annual	SOFR	Annual	4/19/2030	124,700	(1,852)	—	(1,852)
3.342%	Annual	SOFR	Annual	4/19/2030	124,700	(1,915)	—	(1,915)
3.344%	Annual	SOFR	Annual	4/20/2030	124,600	(1,906)	—	(1,906)
3.128%	Annual	SOFR	Annual	4/28/2030	124,700	(3,159)	—	(3,159)
3.285%	Annual	SOFR	Annual	5/1/2030	124,700	(2,260)	—	(2,260)
3.259%	Annual	SOFR	Annual	5/1/2030	124,700	(2,409)	—	(2,409)
3.186%	Annual	SOFR	Annual	5/9/2030	124,700	(2,844)	—	(2,844)
3.215%	Annual	SOFR	Annual	5/10/2030	124,600	(2,677)	—	(2,677)
3.29%	Annual	SOFR	Annual	5/19/2030	149,400	(2,710)	—	(2,710)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	78,700	11,882	—	11,882
SOFR	Annual	3.10%	Annual	6/20/2033	86,900	4,003	—	4,003
SOFR	Annual	3.5935%	Annual	1/9/2034	70,175	903	—	903
SOFR	Annual	3.8055%	Annual	6/18/2034	197,945	(441)	—	(441)
SOFR	Annual	4.16325%	Annual	1/28/2035	92,425	(2,815)	—	(2,815)
SOFR	Annual	3.892%	Annual	2/27/2035	116,290	(952)	—	(952)
SOFR	Annual	3.8145%	Annual	3/25/2035	54,100	(92)	—	(92)
SOFR	Annual	3.816%	Annual	3/25/2035	62,175	(114)	—	(114)
SOFR	Annual	3.01413%	Annual	1/12/2053	70,055	9,993	—	9,993
SOFR	Annual	3.02%	Annual	1/12/2053	70,100	9,930	—	9,930
SOFR	Annual	2.974%	Annual	4/17/2053	39,200	5,862	—	5,862
SOFR	Annual	3.044%	Annual	4/18/2053	39,500	5,436	—	5,436
SOFR	Annual	3.0875%	Annual	4/19/2053	39,600	5,156	—	5,156
SOFR	Annual	3.1035%	Annual	4/19/2053	39,500	5,036	—	5,036
SOFR	Annual	3.0895%	Annual	4/20/2053	39,600	5,143	—	5,143
SOFR	Annual	2.9405%	Annual	4/28/2053	39,400	6,119	—	6,119
American Balanced Fund — Page 77 of 83

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.0535%	Annual	5/1/2053	USD79,000	$10,746	$—	$10,746
SOFR	Annual	3.085%	Annual	5/9/2053	39,700	5,188	—	5,188
SOFR	Annual	3.1135%	Annual	5/10/2053	39,800	5,008	—	5,008
SOFR	Annual	3.1605%	Annual	5/19/2053	47,600	5,608	—	5,608
SOFR	Annual	3.6765%	Annual	2/20/2054	95,922	2,715	—	2,715
SOFR	Annual	3.6815%	Annual	2/20/2054	92,100	2,527	—	2,527
SOFR	Annual	3.7205%	Annual	2/21/2054	76,861	1,588	—	1,588
SOFR	Annual	3.6745%	Annual	2/28/2054	86,400	2,471	—	2,471
						$120,893	$—	$120,893
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2025 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD2,368,301	$(44,654)	$(49,891)	$5,237
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	328,239	(5,916)	(6,626)	710
					$(50,570)	$(56,517)	$5,947
Investments in affiliates2

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.98%
Financials 0.47%
Synchrony Financial	$1,359,805	$—	$11,901	$5,780	$(255,830)	$1,097,854	$5,184
Consumer discretionary 0.21%
Aramark	536,166	—	—	—	(40,094)	496,072	1,509
Materials 0.30%
Royal Gold, Inc.	562,960	—	—	—	135,179	698,139	1,921
Total common stocks						2,292,065
Bonds, notes & other debt instruments 0.02%
Financials 0.02%
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR Index + 2.13% on 8/2/2029)[9]	35,375	—	—	—	155	35,530	492
Synchrony Financial 2.875% 10/28/2031	17,415	—	—	—	355	17,770	263
						53,300
Investment funds 2.89%
Capital Group Central Corporate Bond Fund	6,435,120	225,957	—	—	77,972	6,739,049	75,956
Short-term securities 5.25%
Money market investments 5.24%
Capital Group Central Cash Fund 4.33%[15]	11,595,494	7,541,016	6,899,113	(617)	(1,905)	12,234,875	137,791
American Balanced Fund — Page 78 of 83

unaudited
Investments in affiliates2 (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2025 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.33%[15,16]	$13,465	$8,124 [17]	$	$		$$21,589	$— [18]
Total short-term securities						12,256,464
Total 9.14%				$5,163	$(84,168)	$21,340,878	$223,116
Restricted securities13

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.592% 4/26/2031[4,5]	9/5/2024	$15,452	$15,435	0.01%
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.529% 4/16/2031[4,5]	10/28/2022	1,233	1,250	0.00 [19]
Total		$16,685	$16,685	0.01%

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	All or a portion of this security was on loan. The total value of all such securities was $786,801,000, which represented 0.34% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[6]	Amount less than one thousand.
[7]	Purchased on a TBA basis.
[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,328,414,000, which represented 6.14% of the net assets of the fund.

[9]	Step bond; coupon rate may change at a later date.
[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $530,619,000, which represented 0.23% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $16,685,000, which represented 0.01% of the net assets of the fund.

[14]	Value determined using significant unobservable inputs.
[15]	Rate represents the seven-day yield at 3/31/2025.
[16]	Security purchased with cash collateral from securities on loan.
[17]	Represents net activity.
[18]	Dividend income is included with securities lending income and is not shown in this table.
[19]	Amount less than 0.01%.
American Balanced Fund — Page 79 of 83

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

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Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $35,256,839,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $285,693,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $29,388,082,000 and $4,702,675,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of March 31, 2025 (dollars in thousands):
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	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$30,642,809	$1,461,330	$—	$32,104,139
Financials	20,342,219	356,805	—	20,699,024
Health care	18,021,125	758,875	—	18,780,000
Industrials	14,937,986	924,829	—	15,862,815
Communication services	14,091,375	20,183	—	14,111,558
Consumer staples	11,131,606	2,050,624	—	13,182,230
Consumer discretionary	10,935,642	154,883	—	11,090,525
Energy	6,701,726	217,906	—	6,919,632
Materials	4,921,935	280,359	—	5,202,294
Utilities	3,646,453	—	—	3,646,453
Real estate	2,549,727	—	—	2,549,727
Preferred securities	125,150	—	—	125,150
Convertible stocks	858,684	—	—	858,684
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	29,152,719	—	29,152,719
Corporate bonds, notes & loans	—	17,846,341	—	17,846,341
U.S. Treasury bonds & notes	—	16,791,335	—	16,791,335
Asset-backed obligations	—	7,464,261	60,174	7,524,435
Bonds & notes of governments & government agencies outside the U.S.	—	1,426,461	—	1,426,461
Municipals	—	651,391	—	651,391
Federal agency bonds & notes	—	101,787	—	101,787
Investment funds	6,739,049	—	—	6,739,049
Short-term securities	12,540,903	19,996	—	12,560,899
Total	$158,186,389	$79,680,085	$60,174	$237,926,648

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$98,372	$—	$—	$98,372
Unrealized appreciation on open forward currency contracts	—	1,963	—	1,963
Unrealized appreciation on centrally cleared interest rate swaps	—	178,911	—	178,911
Unrealized appreciation on centrally cleared credit default swaps	—	5,947	—	5,947
Liabilities:
Unrealized depreciation on futures contracts	(11,040)	—	—	(11,040)
Unrealized depreciation on open forward currency contracts	—	(3,275)	—	(3,275)
Unrealized depreciation on centrally cleared interest rate swaps	—	(58,018)	—	(58,018)
Total	$87,332	$125,528	$—	$212,860
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
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Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-011-0525
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